KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-CORE EQUITY FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-CORE EQUITY FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - CORE EQUITY FUND

     The line graph  compares  the value of a $10,000  investment  in VIF - Core
Equity  Fund to the  value  of a  $10,000  investment  in the S&P 500  Index(2),
assuming  in  each  case   reinvestment  of  all  dividends  and  capital  gain
distributions, for the period since inception (8/94) through 12/31/02.


            VIF - EQUITY INCOME FUND                  S&P 500 INDEX(2)

8/94        $10,000                                   $10,000
12/94       $10,123                                   $ 9,754
12/95       $13,084                                   $13,415
12/96       $15,999                                   $16,493
12/97       $20,505                                   $21,994
12/98       $23,642                                   $28,284
12/99       $27,151                                   $34,232
12/00       $28,472                                   $31,117
12/01       $25,919                                   $27,420
12/02       $20,965                                   $21,363

     For the 12-month period ended December 31, 2002, the value of your shares declined 19.11% compared to a 22.09% drop in the S&P 500 Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

     Given the poor market conditions, the fund's steadfast commitment to risk reduction served it well. While the fund ended the period lower, its broad diversification across sectors and its reliance on a stringent buy/sell discipline helped insulate performance from the worst of the market sell-off.

--------------------------------------------------------------------------------
                             VIF-EQUITY INCOME FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                              (19.11%)
--------------------------------------------------------------------------------
5 years                               0.44%
--------------------------------------------------------------------------------
Since inception (8/94)                9.22%
--------------------------------------------------------------------------------

     Those areas least affected by the downturn were more defensive in nature, as investors tended to seek companies deemed relatively stable. For example, the energy and consumer staples sectors fell considerably less than the broad market, and the fund's exposure to these areas proved beneficial. Our energy stocks were particularly successful. Consistently strong demand for oil and gas, as well as pressure on the supply side stemming from the U.S./Iraq standoff and the Venezuelan oil strike, resulted in favorable conditions for fund holdings such as Apache Corp.

     The fund's holdings in the industrials, consumer discretionary, technology, and utilities sectors also outpaced their S&P 500 Index counterparts. For example, Veridian Corp benefited from increases in defense spending. Within technology, Hewlett-Packard Co and PeopleSoft Inc contributed positively to the overall performance of the portfolio.

     Other tech holdings were not as resilient. With corporate spending remaining anemic throughout the year and investor sentiment working against high-growth stocks, semiconductor firms Intel Corp and Texas Instruments both weighed on fund performance.

     Thus far, fourth-quarter earnings have been generally in line with expectations, and President Bush is pushing for an economic stimulus package in 2003. However, we will be closely monitoring the situations with Iraq and North Korea. Strong stock selection -- always important -- has become crucial in an environment plagued by geopolitical uncertainties.

FUND MANAGEMENT
CHARLES P. MAYER
     Senior Vice President and Director of Value and Fixed-Income Investments, INVESCO Funds Group. BA, St. Peter's College; MBA, St. John's University. Joined INVESCO in 1993. Began investment career in 1969.

JEFFREY G. MORRIS, CFA
     Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
CORE EQUITY FUND
97.00  COMMON STOCKS
3.32   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                                   16,100   $    723,051
       Lockheed Martin                                                  19,300      1,114,575
       United Technologies                                              21,600      1,337,904
===============================================================================================
                                                                                    3,175,530
1.34   ALUMINUM
       Alcoa Inc                                                        56,100      1,277,958
===============================================================================================
1.03   APPLICATION SOFTWARE
       PeopleSoft Inc(a)                                                53,700        982,710
===============================================================================================
8.16   BANKS
       Bank of America                                                  21,200      1,474,884
       Bank of New York                                                 36,100        864,956
       Charter One Financial                                            68,824      1,977,314
       Wachovia Corp                                                    41,200      1,501,328
       Wells Fargo & Co                                                 42,200      1,977,914
===============================================================================================
                                                                                    7,796,396
2.53   BREWERS
       Anheuser-Busch Cos                                               50,000      2,420,000
===============================================================================================
0.45   CABLE & SATELLITE OPERATORS
       EchoStar Communications Class A Shrs(a)                          19,200        427,392
===============================================================================================
1.86   CASINOS & GAMING
       Harrah's Entertainment(a)                                        29,600      1,172,160
       Park Place Entertainment(a)                                      72,600        609,840
===============================================================================================
                                                                                    1,782,000
2.89   COMPUTER HARDWARE
       Hewlett-Packard Co                                               88,400      1,534,624
       International Business Machines                                  15,800      1,224,500
===============================================================================================
                                                                                    2,759,124
1.93   DIVERSIFIED CHEMICALS
       Dow Chemical                                                     33,000        980,100
       Olin Corp                                                        55,500        863,025
===============================================================================================
                                                                                    1,843,125
3.88   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                                    62,966      2,215,774
       JP Morgan Chase & Co                                             62,020      1,488,480
===============================================================================================
                                                                                    3,704,254
2.16   ELECTRIC UTILITIES
       Dominion Resources                                               19,600      1,076,040
       FPL Group                                                        16,400        986,132
===============================================================================================
                                                                                    2,062,172
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
1.18   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(a)                                                      30,000   $  1,123,500
===============================================================================================
1.18   ENVIRONMENTAL SERVICES
       Waste Management                                                 49,100      1,125,372
===============================================================================================
0.11   FOOD DISTRIBUTORS
       Del Monte Foods(a)                                               13,219        101,786
===============================================================================================
3.28   GENERAL MERCHANDISE STORES
       Target Corp                                                      53,800      1,614,000
       Wal-Mart Stores                                                  30,000      1,515,300
===============================================================================================
                                                                                    3,129,300
1.43   HEALTH CARE SUPPLIES
       Alcon Inc(a)                                                     34,700      1,368,915
===============================================================================================
3.31   INDUSTRIAL CONGLOMERATES
       General Electric                                                 69,200      1,685,020
       3M Co                                                            12,000      1,479,600
===============================================================================================
                                                                                    3,164,620
2.91   INDUSTRIAL MACHINERY
       Danaher Corp                                                     16,500      1,084,050
       Illinois Tool Works                                              26,100      1,692,846
===============================================================================================
                                                                                    2,776,896
4.89   INTEGRATED OIL & GAS
       BP PLC Sponsored ADR Representing 6 Ord Shrs                     35,000      1,422,750
       Exxon Mobil                                                      60,000      2,096,400
       Occidental Petroleum                                             40,400      1,149,380
===============================================================================================
                                                                                    4,668,530
3.73   INTEGRATED TELECOMMUNICATION SERVICES
       BellSouth Corp                                                   35,000        905,450
       SBC Communications                                               48,392      1,311,907
       Verizon Communications                                           34,700      1,344,625
===============================================================================================
                                                                                    3,561,982
4.11   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Lehman Brothers Holdings                                         25,800      1,374,882
       Merrill Lynch & Co                                               41,500      1,574,925
       Stilwell Financial                                               74,700        976,329
===============================================================================================
                                                                                    3,926,136
2.24   IT CONSULTING & SERVICES
       Accenture Ltd(a)                                                 68,500      1,232,315
       Veridian Corp(a)                                                 42,600        909,084
===============================================================================================
                                                                                    2,141,399
1.46   LIFE & HEALTH INSURANCE
       John Hancock Financial Services                                  50,000      1,395,000
===============================================================================================
2.22   MARINE
       Tsakos Energy Navigation Ltd                                    137,500      2,125,750
===============================================================================================
1.25   OIL & GAS DRILLING
       GlobalSantaFe Corp                                               20,800        505,856
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Noble Corp(a)                                                    19,500   $    685,425
===============================================================================================
                                                                                    1,191,281
1.15   OIL & GAS EQUIPMENT & SERVICES
       Schlumberger Ltd                                                 26,100      1,098,549
===============================================================================================
2.52   OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
       Apache Corp                                                      24,100      1,373,459
       Kerr-McGee Corp                                                  23,300      1,032,190
===============================================================================================
                                                                                    2,405,649
4.14   PACKAGED FOODS & MEATS
       Hershey Foods                                                    14,500        977,880
       H.J. Heinz                                                       29,600        972,952
       Kellogg Co                                                       42,100      1,442,767
       Tasty Baking                                                     64,250        558,975
===============================================================================================
                                                                                    3,952,574
0.99   PAPER PACKAGING
       Temple-Inland Inc                                                21,200        949,972
===============================================================================================
2.06   PAPER PRODUCTS
       Bowater Inc                                                      28,800      1,208,160
       International Paper                                              21,700        758,849
===============================================================================================
                                                                                    1,967,009
1.91   PERSONAL PRODUCTS
       Gillette Co                                                      60,000      1,821,600
===============================================================================================
6.14   PHARMACEUTICALS
       Bristol-Myers Squibb                                             39,500        914,425
       Eli Lilly & Co                                                   15,200        965,200
       Merck & Co                                                       29,500      1,669,995
       Pfizer Inc                                                       44,000      1,345,080
       Pharmacia Corp                                                   23,200        969,760
===============================================================================================
                                                                                    5,864,460
1.98   PUBLISHING & PRINTING
       McGraw-Hill Cos                                                  31,300      1,891,772
===============================================================================================
2.07   RAILROADS
       Kansas City Southern(a)                                          60,000        720,000
       Norfolk Southern                                                 63,000      1,259,370
===============================================================================================
                                                                                    1,979,370
1.09   REAL ESTATE INVESTMENT TRUSTS
       iStar Financial                                                  37,300      1,046,265
===============================================================================================
0.89   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                             65,200        849,556
===============================================================================================
3.51   SEMICONDUCTORS
       Analog Devices(a)                                                27,900        665,973
       Intel Corp                                                      107,800      1,678,446
       Texas Instruments                                                67,200      1,008,672
===============================================================================================
                                                                                    3,353,091
1.26   SPECIALTY CHEMICALS
       Potash Corp of Saskatchewan                                      19,000      1,208,210
===============================================================================================
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
1.94   SYSTEMS SOFTWARE
       Microsoft Corp(a)                                                35,800   $  1,850,860
===============================================================================================
2.50   TELECOMMUNICATIONS EQUIPMENT
       General Motors Class H Shrs(a)                                   66,400        710,480
       Nokia Corp Sponsored ADR Representing Ord Shrs                  108,500      1,681,750
===============================================================================================
                                                                                    2,392,230
       TOTAL COMMON STOCKS (COST $98,373,062)                                      92,662,295
===============================================================================================
1.22   FIXED INCOME SECURITIES -- CORPORATE BONDS
1.22   ELECTRIC UTILITIES
       Appalachian Power, Sr Notes, Series E, 4.800%,
         6/15/2005                                                   $  30,000         30,123
       El Paso Electric, 1st Mortgage, Series D,
         8.900%, 2/1/2006                                            $ 135,000        136,386
       Public Service of New Mexico, Sr Notes
         Series A, 7.100%, 8/1/2005                                  $ 500,000        509,197
         Series B, 7.500%, 8/1/2018                                  $ 250,000        231,843
       Union Electric, 1st Mortgage, 8.250%,
         10/15/2022                                                  $ 250,000        260,979
===============================================================================================
       TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $1,150,773)                    1,168,528
===============================================================================================
1.76   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         12/31/2002 due 1/2/2003 at 1.150%, repurchased at
         $1,685,108 (Collateralized by Freddie Mac, Reference
         Notes, due 6/15/2003 at 4.500%, value $1,723,349)
         (Cost $1,685,000)                                           $1,685,000     1,685,000
===============================================================================================
99.98  TOTAL INVESTMENTS AT VALUE
         (COST $101,208,835)                                                       95,515,823
===============================================================================================
0.02   OTHER ASSETS LESS LIABILITIES                                                   15,054
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $ 95,530,877
===============================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                    CORE EQUITY
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                  $     101,208,835
================================================================================
  At Value(a)                                                 $      95,515,823
Receivables:
  Fund Shares Sold                                                       49,340
  Dividends and Interest                                                137,605
Prepaid Expenses and Other Assets                                         5,414
================================================================================
TOTAL ASSETS                                                         95,708,182
================================================================================
LIABILITIES
Payables:
  Custodian                                                              18,458
  Fund Shares Repurchased                                               144,955
Accrued Expenses and Other Payables                                      13,892
================================================================================
TOTAL LIABILITIES                                                       177,305
================================================================================
Net Assets at Value                                           $      95,530,877
================================================================================
NET ASSETS
Paid-in Capital(b)                                            $     120,171,879
Accumulated Undistributed Net Investment Income                       1,150,047
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                             (20,098,037)
Net Depreciation of Investment Securities                            (5,693,012)
================================================================================
NET ASSETS AT VALUE                                           $      95,530,877
================================================================================
Shares Outstanding                                                    6,468,396
NET ASSET VALUE, Offering and Redemption Price per Share      $           14.77
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $1,685,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                    CORE EQUITY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                     $       1,824,634
Dividends from Affiliated Investment Companies                            3,764
Interest                                                                644,582
  Foreign Taxes Withheld                                                (14,140)
================================================================================
  TOTAL INCOME                                                        2,458,840
================================================================================
EXPENSES
Investment Advisory Fees                                                877,631
Administrative Services Fees                                            320,096
Custodian Fees and Expenses                                              19,752
Directors' Fees and Expenses                                             19,568
Professional Fees and Expenses                                           22,178
Registration Fees and Expenses                                              654
Reports to Shareholders                                                  30,129
Transfer Agent Fees                                                       5,000
Other Expenses                                                            9,906
================================================================================
  TOTAL EXPENSES                                                      1,304,914
  Fees and Expenses Paid Indirectly                                        (238)
================================================================================
     NET EXPENSES                                                     1,304,676
================================================================================
NET INVESTMENT INCOME                                                 1,154,164
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                          (14,571,062)
Change in Net Appreciation/Depreciation of Investment
  Securities                                                        (12,412,897)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                   (26,983,959)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                    $     (25,829,795)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
CORE EQUITY FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Income                               $   1,154,164     $   1,648,731
Net Realized Loss                                     (14,571,062)       (5,488,539)
Change in Net Appreciation/Depreciation               (12,412,897)       (8,451,317)
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS            (25,829,795)      (12,291,125)
====================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                  (1,649,030)       (1,470,793)
Net Realized Gain on Investment Securities                      0          (447,067)
====================================================================================
TOTAL DISTRIBUTIONS                                    (1,649,030)       (1,917,860)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                          27,495,482        45,110,050
Reinvestment of Distributions                           1,649,030         1,917,860
====================================================================================
                                                       29,144,512        47,027,910
Amounts Paid for Repurchases of Shares                (39,888,583)      (25,747,756)
====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        (10,744,071)       21,280,154
====================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS               (38,222,896)        7,071,169
NET ASSETS
Beginning of Period                                   133,753,773       126,682,604
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $1,150,047 and
  $1,644,913, respectively)                         $  95,530,877     $ 133,753,773
====================================================================================

         --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                             1,594,563         2,331,864
Shares Issued from Reinvestment of Distributions          111,669           103,454
====================================================================================
                                                        1,706,232         2,435,318
Shares Repurchased                                     (2,434,718)       (1,356,668)
====================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                   (728,486)        1,078,650
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund; the "Fund", presented herein), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. Effective May 1, 2002, Equity Income Fund's name changed to INVESCO Variable Investment Funds, Inc. - Core Equity Fund. The investment objective of the Fund is to seek a high total return on investments through both growth and current income. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of U.S. Government agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $1,649,030 of ordinary income distributions. Of the ordinary income distributions declared for the year ended December 31, 2002, 93.60% qualified for the dividends received deduction available to the Fund's Corporate shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                        $  101,274,452
                                                               ===============

   Gross Tax Unrealized Appreciation                           $    7,085,529
   Gross Tax Unrealized Depreciation                               12,844,158
                                                               ---------------
   Net Tax Depreciation on Investments                         $   (5,758,629)
                                                               ===============

   Undistributed Ordinary Income                               $    1,156,979
   Accumulated Capital Loss Carryovers                            (19,220,144)
   Cumulative Effect of Other Timing Differences                     (819,208)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $812,276 and deferred directors' fees.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the year ended December 31, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $53,024,335 and $51,819,565, respectively. During that same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $281,620 and $7,287,042, respectively.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $2,979. Unfunded accrued pension costs of $0 and pension liability of $6,932 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the year ended December 31, 2002, in which the issuer was an affiliate of the Fund, is as follows:

                                                                           REALIZED
                                                                     GAIN (LOSS) ON
                          PURCHASES                   SALES              INVESTMENT        VALUE AT
                   ------------------------------------------------
AFFILIATE          SHARES           COST      SHARES       PROCEEDS      SECURITIES      12/31/2002
---------------------------------------------------------------------------------------------------
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund               270        $    270   6,129,702   $  6,129,702              --              --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statment of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, the Fund lent cash at a weighted average rate of 1.95% and interest income amounted to $267.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

       ------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Core Equity Fund, formerly Equity Income Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
CORE EQUITY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------------
                                                  2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period        $  18.58     $  20.71     $  21.01     $  18.61     $  17.04
===========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.21         0.20         0.23         0.26         0.33
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (3.76)       (2.06)        0.72         2.50         2.23
===========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (3.55)       (1.86)        0.95         2.76         2.56
===========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.26         0.21         0.02         0.25         0.32
Distributions from Capital Gains                  0.00         0.06         1.23         0.11         0.67
===========================================================================================================
TOTAL DISTRIBUTIONS                               0.26         0.27         1.25         0.36         0.99
===========================================================================================================
Net Asset Value -- End of Period                $14.77       $18.58       $20.71       $21.01       $18.61
===========================================================================================================

TOTAL RETURN(a)                                (19.11%)      (8.97%)       4.87%       14.84%       15.30%

RATIOS
Net Assets -- End of Period ($000 Omitted)    $ 95,531    $ 133,754    $ 126,683     $ 79,893     $ 60,346
Ratio of Expenses to Average Net Assets(b)(c)    1.12%        1.09%        1.08%        1.05%        0.93%
Ratio of Net Investment Income to Average
  Net Assets(c)                                  0.99%        1.27%        1.37%        1.38%        1.98%
Portfolio Turnover Rate                            49%          29%          69%          86%          73%

(a)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(b)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(c)  Various expenses of the Fund were voluntarily  absorbed by IFG for the year ended  December  31,  1998.
     If  such  expenses  had not  been  voluntarily absorbed, ratio of expenses to average net assets would have been 0.93% and ratio of net investment income to average net assets would have been 1.98%.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado                                      College of Business,
at Denver                        (Since 2003)             University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A90  900425  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-DYNAMICS FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                   December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-DYNAMICS FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - DYNAMICS FUND

     The line graph compares the value of a $10,000 investment in VIF - Dynamics Fund to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (8/97) through 12/31/02.

            VIF - DYNAMICS FUND           RUSSELL MIDCAP GROWTH INDEX(2)

8/97        $10,000                       $10,000
12/97       $10,340                       $10,217
12/98       $12,341                       $12,042
12/99       $19,202                       $18,218
12/00       $18,521                       $16,077
12/01       $12,754                       $12,838
12/02       $8,686                        $9,319

     For the 12-month period ended December 31, 2002, the value of VIF-Dynamics Fund shares declined by 31.90%, underperforming the Russell Midcap Growth Index, which declined by 27.41%. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                                VIF-DYNAMICS FUND
               AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                              (31.90%)
--------------------------------------------------------------------------------
5 years                              (3.43%)
--------------------------------------------------------------------------------
Since inception (8/97)               (2.60%)
--------------------------------------------------------------------------------

     Performance was hurt by the market's persistent risk aversion, a tone that kept growth stocks under pressure all year. The fund's exposure to companies that we deemed best positioned to capitalize on the economic recovery also contributed to its underperformance, when it became clear as the period progressed that the economy was not improving as quickly as we had anticipated. The fund's technology and telecommunications stocks were hurt the most by these trends. Both sectors saw their fundamental growth prospects severely hurt by a lack of demand.

     While these two groups primarily accounted for the fund's relative performance shortfall, the fund saw absolute declines in most sectors, as our holdings in the industrial, consumer discretionary, consumer staples and financial services sectors all retreated.

     The fund's health care holdings also declined. However, the portfolio's stocks in the sector outperformed, with several companies, including Forest Laboratories and Zimmer Holdings, recording positive absolute performance. Performance was also augmented by the portfolio's overweight energy stake, as persistently high prices supported oil-related stocks for most of the period.

     Going forward, we continue to be optimistic about the potential offered by our holdings. Although the fund underperformed during December, it performed well during the strong markets in October and November. We believe this suggests that the modest changes we made to its composition during the third quarter could translate into notable returns as the economy improves and stock markets stabilize. We continue to believe that 2003 will see brighter days for the economy and stocks, and therefore do not anticipate making any significant changes to the portfolio's composition.

FUND MANAGEMENT
TIMOTHY J. MILLER, CFA
     Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri. Joined INVESCO in 1992. Began investment career in 1979.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

%      DESCRIPTION                                                      SHARES        VALUE
-----------------------------------------------------------------------------------------------
DYNAMICS FUND
99.66  COMMON STOCKS & WARRANTS
2.75   ADVERTISING
       Lamar Advertising Class A Shrs(a)                                52,600   $  1,769,990
       Omnicom Group                                                    17,230      1,113,058
       WPP Group PLC                                                    40,060        306,017
==============================================================================================
                                                                                    3,189,065
0.98   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                                   25,300      1,136,223
==============================================================================================
0.18   APPAREL RETAIL
       Limited Brands                                                   14,900        207,557
==============================================================================================
6.08   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                    45,300        444,846
       BEA Systems(a)                                                  121,500      1,393,605
       Intuit Inc(a)                                                    25,620      1,202,090
       Mercury Interactive(a)                                           19,820        587,663
       PeopleSoft Inc(a)                                                91,400      1,672,620
       Quest Software(a)                                                19,600        202,076
       Siebel Systems(a)                                                53,140        397,487
       Software HOLDRs Trust(b)                                         31,000        836,690
       TIBCO Software(a)                                                52,500        324,450
==============================================================================================
                                                                                    7,061,527
3.27   BANKS
       Banknorth Group                                                  27,400        619,240
       M&T Bank                                                          7,600        603,060
       National Commerce Financial                                      18,400        438,840
       Northern Trust                                                   23,580        826,479
       Synovus Financial                                                31,600        613,040
       TCF Financial                                                    16,000        699,040
==============================================================================================
                                                                                    3,799,699
1.83   BIOTECHNOLOGY
       Biotech HOLDRs Trust(b)                                           9,300        786,408
       Gilead Sciences(a)                                               39,400      1,339,600
==============================================================================================
                                                                                    2,126,008
3.72   BROADCASTING -- RADIO/TV
       Cox Radio Class A Shrs(a)                                        36,000        821,160
       Entercom Communications(a)                                       27,700      1,299,684
       Univision Communications Class A Shrs(a)                         41,000      1,004,500
       Westwood One(a)                                                  32,100      1,199,256
==============================================================================================
                                                                                    4,324,600


%      DESCRIPTION                                                      SHARES          VALUE
-----------------------------------------------------------------------------------------------
1.98   CABLE & SATELLITE OPERATORS
       Cox Communications Class A Shrs(a)                               37,600   $  1,067,840
       EchoStar Communications Class A Shrs(a)                          55,480      1,234,985
===============================================================================================
                                                                                    2,302,825
2.13   CASINOS & GAMING
       Harrah's Entertainment(a)                                        33,740      1,336,104
       MGM MIRAGE(a)                                                     9,920        327,062
       Wynn Resorts Ltd(a)                                              61,500        806,265
==============================================================================================
                                                                                    2,469,431
1.47   COMPUTER & ELECTRONICS RETAIL
       CDW Computer Centers(a)                                          39,000      1,710,150
==============================================================================================
2.47   COMPUTER STORAGE & PERIPHERALS
       Emulex Corp(a)                                                   53,500        992,425
       Lexmark International Class A Shrs(a)                            18,500      1,119,250
       Network Appliance(a)                                             75,300        753,000
==============================================================================================
                                                                                    2,864,675
1.15   CONSUMER FINANCE
       SLM Corp                                                         12,900      1,339,794
==============================================================================================
1.76   DATA PROCESSING SERVICES
       Fiserv Inc(a)                                                    24,000        814,800
       Paychex Inc                                                      43,975      1,226,903
==============================================================================================
                                                                                    2,041,703
1.31   DIVERSIFIED COMMERCIAL SERVICES
       ChoicePoint Inc(a)                                               15,700        619,993
       H&R Block                                                        11,500        462,300
       Hewitt Associates(a)                                              4,700        148,943
       Weight Watchers International(a)                                  6,400        294,208
==============================================================================================
                                                                                    1,525,444
1.67   DIVERSIFIED FINANCIAL SERVICES
       A.G. Edwards                                                      7,700        253,792
       Ambac Financial Group                                            19,100      1,074,184
       Neuberger Berman                                                 18,400        616,216
==============================================================================================
                                                                                    1,944,192
1.53   EDUCATION SERVICES
       Apollo Group Class A Shrs(a)                                     18,450        811,800
       Career Education(a)                                              16,300        652,000
       Education Management(a)                                           8,200        308,320
==============================================================================================
                                                                                    1,772,120
1.44   ELECTRICAL COMPONENTS & EQUIPMENT
       Molex Inc                                                        34,737        800,341
       SPX Corp(a)                                                      23,300        872,585
==============================================================================================
                                                                                    1,672,926
1.77   ELECTRONIC EQUIPMENT & INSTRUMENTS
       AVX Corp                                                         17,900        175,420
       Celestica Inc(a)                                                 42,300        596,430


%      DESCRIPTION                                                      SHARES          VALUE
-----------------------------------------------------------------------------------------------
       Flextronics International Ltd(a)                                 29,680   $    243,079
       Tech Data(a)                                                     38,700      1,043,352
===============================================================================================
                                                                                    2,058,281
1.85   EMPLOYMENT SERVICES
       Manpower Inc                                                     28,300        902,770
       Robert Half International(a)                                     77,100      1,242,081
===============================================================================================
                                                                                    2,144,851
1.04   ENVIRONMENTAL SERVICES
       Republic Services(a)                                             57,700      1,210,546
===============================================================================================
0.21   GENERAL MERCHANDISE STORES
       Ross Stores                                                       5,700        241,623
===============================================================================================
0.74   HEALTH CARE DISTRIBUTORS & SERVICES
       McKesson Corp                                                    31,800        859,554
===============================================================================================
5.29   HEALTH CARE EQUIPMENT
       Biomet Inc                                                        6,800        194,888
       Boston Scientific(a)                                             36,600      1,556,232
       Guidant Corp(a)                                                   6,500        200,525
       St Jude Medical(a)                                               18,000        714,960
       Stryker Corp                                                      2,900        194,648
       Varian Medical Systems(a)                                        32,500      1,612,000
       Zimmer Holdings(a)                                               40,300      1,673,256
===============================================================================================
                                                                                    6,146,509
1.77   HEALTH CARE FACILITIES
       Health Management Associates Class A Shrs                        18,100        323,990
       Triad Hospitals(a)                                               28,300        844,189
       Universal Health Services Class B Shrs(a)                        19,800        892,980
===============================================================================================
                                                                                    2,061,159
1.45   HEALTH CARE SUPPLIES
       Alcon Inc(a)                                                     42,700      1,684,515
===============================================================================================
2.58   HOTELS & RESORTS
       Expedia Inc(a)                                                   15,500      1,037,418
       Expedia Inc Warrants (Exp 2009)(a)                                5,433        194,610
       Hilton Hotels                                                    51,600        655,836
       Hotels.com Class A Shrs(a)(c)                                    20,300      1,108,989
===============================================================================================
                                                                                    2,996,853
1.05   INDUSTRIAL GASES
       Praxair Inc                                                      21,100      1,218,947
===============================================================================================
2.78   INDUSTRIAL MACHINERY
       Danaher Corp                                                     12,100        794,970
       Eaton Corp                                                        5,700        445,227
       Illinois Tool Works                                              17,900      1,160,994
       ITT Industries                                                   10,500        637,245
       Parker-Hannifin Corp                                              4,000        184,520
===============================================================================================
                                                                                    3,222,956


%      DESCRIPTION                                                      SHARES          VALUE
-----------------------------------------------------------------------------------------------
1.08   INTEGRATED OIL & GAS
       Murphy Oil                                                       29,400   $  1,259,790
===============================================================================================
1.78   INTERNET RETAIL
       eBay Inc(a)                                                      30,400      2,061,728
===============================================================================================
2.60   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Bear Stearns                                                      6,200        368,280
       Eaton Vance                                                      18,500        522,625
       Federated Investors Class B Shrs                                 10,300        261,311
       Legg Mason                                                       27,600      1,339,704
       Lehman Brothers Holdings                                          9,940        529,703
===============================================================================================
                                                                                    3,021,623
0.41   INVESTMENT COMPANIES
       iShares Trust Russell Midcap Growth Index Fund                      300         15,510
       Nasdaq-100 Trust Series 1 Shrs(a)                                18,900        460,593
===============================================================================================
                                                                                      476,103
2.81   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)                     26,300      1,384,695
       BISYS Group(a)                                                   55,600        884,040
       SunGard Data Systems(a)                                          42,000        989,520
===============================================================================================
                                                                                    3,258,255
0.77   LEISURE PRODUCTS
       Mattel Inc                                                       46,500        890,475
===============================================================================================
1.08   LIFE & HEALTH INSURANCE
       Nationwide Financial Services Class A Shrs                       43,900      1,257,735
===============================================================================================
1.57   MANAGED HEALTH CARE
       First Health Group(a)                                            50,500      1,229,675
       WellPoint Health Networks(a)                                      8,300        590,628
===============================================================================================
                                                                                    1,820,303
0.69   MOVIES & ENTERTAINMENT
       Metro-Goldwyn-Mayer Inc(a)                                       62,000        806,000
===============================================================================================
0.62   OIL & GAS DRILLING
       Nabors Industries Ltd(a)                                          7,100        250,417
       Noble Corp(a)                                                    13,500        474,525
===============================================================================================
                                                                                      724,942
2.46   OIL & GAS EQUIPMENT & SERVICES
       BJ Services(a)                                                    7,100        229,401
       Cooper Cameron(a)                                                27,975      1,393,715
       Smith International(a)                                           37,700      1,229,774
===============================================================================================
                                                                                    2,852,890
2.83   OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
       Apache Corp                                                      18,911      1,077,738
       EOG Resources                                                     8,600        343,312
       Kerr-McGee Corp                                                  21,200        939,160
       Pioneer Natural Resources(a)                                     36,600        924,150
===============================================================================================
                                                                                    3,284,360

%      DESCRIPTION                                                      SHARES          VALUE
-----------------------------------------------------------------------------------------------
0.21   PACKAGED FOODS & MEATS
       Hershey Foods                                                     3,600   $    242,784
===============================================================================================
0.93   PERSONAL PRODUCTS
       Dial Corp                                                        43,300        882,021
       Estee Lauder Class A Shrs                                         7,400        195,360
===============================================================================================
                                                                                    1,077,381
6.38   PHARMACEUTICALS
       AmerisourceBergen Corp                                           28,014      1,521,440
       Forest Laboratories(a)                                           42,200      4,144,884
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                                          45,000      1,737,450
===============================================================================================
                                                                                    7,403,774
0.28   REINSURANCE
       RenaissanceRe Holdings Ltd                                        8,100        320,760
===============================================================================================
1.48   RESTAURANTS
       CBRL Group                                                       44,000      1,325,720
       Starbucks Corp(a)                                                19,200        391,296
===============================================================================================
                                                                                    1,717,016
2.14   SEMICONDUCTOR EQUIPMENT
       KLA-Tencor Corp(a)                                               30,900      1,092,933
       Lam Research(a)                                                  43,500        469,800
       Novellus Systems(a)                                              33,000        926,640
===============================================================================================
                                                                                    2,489,373
5.36   SEMICONDUCTORS
       Altera Corp(a)                                                   55,380        683,389
       Analog Devices(a)                                                14,400        343,728
       Broadcom Corp Class A Shrs(a)                                    36,700        552,702
       Fairchild Semiconductor International Class A Shrs(a)            28,100        300,951
       Linear Technology                                                33,980        873,966
       Maxim Integrated Products                                        28,560        943,622
       Microchip Technology                                             64,982      1,588,810
       National Semiconductor(a)                                        21,600        324,216
       RF Micro Devices(a)                                              20,700        151,731
       Semiconductor HOLDRs Trust(b)                                    13,700        303,455
       Xilinx Inc(a)                                                     7,590        156,354
===============================================================================================
                                                                                    6,222,924
1.30   SPECIALTY STORES
       Office Depot(a)                                                  55,200        814,752
       Tiffany & Co                                                     29,100        695,781
===============================================================================================
                                                                                    1,510,533
3.70   SYSTEMS SOFTWARE
       Adobe Systems                                                    20,000        496,020
       BMC Software(a)                                                  53,800        920,518
       Networks Associates(a)                                           27,400        440,866
       Symantec Corp(a)                                                 40,500      1,639,440

%      DESCRIPTION                                                      SHARES          VALUE
-----------------------------------------------------------------------------------------------
       VERITAS Software(a)                                              51,400   $    802,868
===============================================================================================
                                                                                    4,299,712
0.88   TELECOMMUNICATIONS EQUIPMENT
       Alcatel SA Sponsored ADR Representing Ord Shrs                   46,400        206,016
       Comverse Technology(a)                                           43,600        436,872
       Tellabs Inc(a)                                                   52,800        383,856
===============================================================================================
                                                                                    1,026,744
0.47   TRADING COMPANIES & DISTRIBUTORS
       Fastenal Co                                                      14,700        549,633
===============================================================================================
0.55   TRUCKING
       Arkansas Best(a)                                                 24,400        633,936
===============================================================================================
1.03   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Communications Class A Shrs(a)                            63,400        732,270
       Nextel Partners Class A Shrs(a)                                  76,550        464,659
===============================================================================================
                                                                                    1,196,929
99.66  TOTAL INVESTMENTS AT VALUE
         (COST $113,669,859)                                                       115,739,436
===============================================================================================
0.34   OTHER ASSETS LESS LIABILITIES                                                   395,534
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $ 116,134,970
===============================================================================================

(a)   Security is non-income producing.

(b)   HOLDRs - Holding Company Depositary Receipts

(c)   Loaned security, a portion or all of the security is on loan at December 31, 2002.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                       DYNAMICS
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost                                                    $      113,669,859
================================================================================
  At Value                                                   $      115,739,436
Receivables:
  Investment Securities Sold                                            826,778
  Fund Shares Sold                                                      387,395
  Dividends and Interest                                                 49,302
Other Investments (Note 5)                                              258,609
Prepaid Expenses and Other Assets                                         6,891
================================================================================
TOTAL ASSETS                                                        117,268,411
================================================================================
LIABILITIES
Payables:
  Custodian                                                             119,909
  Investment Securities Purchased                                       130,059
  Fund Shares Repurchased                                                48,788
  Securities Loaned                                                     258,609
  Borrowing from an Affiliated Fund (Note 6)                            569,000
Accrued Expenses and Other Payables                                       7,076
================================================================================
TOTAL LIABILITIES                                                     1,133,441
================================================================================
NET ASSETS AT VALUE                                          $      116,134,970
================================================================================
NET ASSETS
Paid-in Capital(a)                                           $      263,026,266
Accumulated Undistributed Net Investment Loss                            (4,064)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency
  Transactions                                                     (148,956,809)
Net Appreciation of Investment Securities and
  Foreign Currency Transactions                                       2,069,577
================================================================================
NET ASSETS AT VALUE                                          $      116,134,970
================================================================================
Shares Outstanding                                                   13,597,028
NET ASSET VALUE, Offering and Redemption Price per Share     $             8.54
================================================================================

(a) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                       DYNAMICS
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                    $          385,755
Interest                                                                128,809
Securities Loaned Income                                                  4,362
  Foreign Taxes Withheld                                                 (2,263)
================================================================================
  TOTAL INCOME                                                          516,663
================================================================================
EXPENSES
Investment Advisory Fees                                              1,051,264
Administrative Services Fees                                            381,447
Custodian Fees and Expenses                                              44,852
Directors' Fees and Expenses                                             20,472
Interest Expenses                                                         3,916
Professional Fees and Expenses                                           23,147
Registration Fees and Expenses                                            1,730
Reports to Shareholders                                                  33,547
Transfer Agent Fees                                                       5,000
Other Expenses                                                            7,287
================================================================================
  TOTAL EXPENSES                                                      1,572,662
  Fees and Expenses Paid Indirectly                                        (409)
================================================================================
     NET EXPENSES                                                     1,572,253
================================================================================
NET INVESTMENT LOSS                                                  (1,055,590)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities                                             (67,363,526)
  Foreign Currency Transactions                                         (26,724)
================================================================================
     Total Net Realized Loss                                        (67,390,250)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                              12,627,013
  Foreign Currency Transactions                                          69,676
================================================================================
     Total Change in Net Appreciation/Depreciation                   12,696,689
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                 (54,693,561)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                   $      (55,749,151)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
DYNAMICS FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Loss                               $    (1,055,590)    $    (843,365)
Net Realized Loss                                     (67,390,250)      (67,584,581)
Change in Net Appreciation/Depreciation                12,696,689         3,632,829
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS            (55,749,151)      (64,795,117)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         826,066,663       829,810,510
Amounts Paid for Repurchases of Shares               (828,898,174)     (760,909,302)
====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                         (2,831,511)       68,901,208
====================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS               (58,580,662)        4,106,091
NET ASSETS
Beginning of Period                                   174,715,632       170,609,541
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($4,064) and ($1,198),
  respectively)                                   $   116,134,970     $ 174,715,632
====================================================================================

            -----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                            81,041,237        62,830,298
Shares Repurchased                                    (81,373,631)      (58,272,013)
====================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                   (332,394)        4,558,285
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund (the "Fund", presented herein), Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek long-term capital growth. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                        $   125,112,963
                                                               ================

   Gross Tax Unrealized Appreciation                           $    11,280,515
   Gross Tax Unrealized Depreciation                                20,654,042
                                                               ----------------
   Net Tax Depreciation on Investments                         $    (9,373,527)
                                                               ================

   Accumulated Capital Loss Carryovers                         $  (134,594,940)
   Cumulative Effect of Other Timing Differences                    (2,922,829)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $2,918,765 and deferred directors' fees.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States and federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities. The Fund reclassified $1,052,610 of net investment losses to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the year ended December 31, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $147,019,112 and $160,188,241, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $2,927. Unfunded accrued pension costs of $0 and pension liability of $4,064 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of December 31, 2002, the Fund had on loan securities valued at $247,856 and the cash collateral has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, the Fund borrowed cash at a weighted average rate of 1.98% and interest expenses amounted to $3,916. At December 31, 2002, Dynamics Fund had borrowed from INVESCO Sector Funds, Inc. - Technology Fund at an interest rate of 1.45%. The amount of the borrowing and the related accrued interest are presented in the Statement of Assets and Liabilities. On January 2, 2003, Dynamics Fund paid the borrowing back to INVESCO Sector Funds, Inc. - Technology Fund in full including interest.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

        ----------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dynamics Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
DYNAMICS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------------
                                                  2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period        $  12.54     $  18.21     $  18.90     $  12.15     $  10.34
===========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)                  (0.00)       (0.00)       (0.00)        0.00        (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (4.00)       (5.67)       (0.67)        6.75         1.98
===========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (4.00)       (5.67)       (0.67)        6.75         1.98
===========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)           0.00         0.00         0.00         0.00         0.02
Distributions from Capital Gains                  0.00         0.00         0.02         0.00         0.15
===========================================================================================================
TOTAL DISTRIBUTIONS                               0.00         0.00         0.02         0.00         0.17
===========================================================================================================
Net Asset Value -- End of Period              $   8.54     $  12.54     $  18.21     $  18.90     $  12.15
===========================================================================================================

TOTAL RETURN(c)                                (31.90%)     (31.14%)      (3.55%)      55.60%       19.35%

RATIOS
Net Assets -- End of Period ($000 Omitted)    $116,135     $174,716     $170,610     $ 29,667     $    308
Ratio of Expenses to Average Net Assets(d)(e)    1.12%        1.08%        1.09%        1.26%        1.45%
Ratio of Net Investment Income (Loss) to
  Average Net Assets(e)                         (0.75%)      (0.54%)      (0.24%)       0.04%       (0.64%)
Portfolio Turnover Rate                           110%          62%          58%          70%          55%

(a)  Net  Investment  Income  (Loss)  aggregated  less than $0.01 on a per share basis for the years ended
     December 31, 2002, 2001, 2000, 1999 and 1998.

(b)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 1999.

(c)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(d)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended  December  31,  2000,
     1999 and 1998.  If such  expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been 1.09%,  2.25% and 14.76%,  respectively,  and ratio of net  investment loss to average net assets would have been  (0.24%),  (0.95%) and (13.95%), respectively.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

A11  900420  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-FINANCIAL SERVICES FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-FINANCIAL SERVICES FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

     For the 12-month period ended December 31, 2002, the value of your shares decreased 14.90%, outperforming the S&P 500 Index, which lost 22.09%.

LINE GRAPH: VIF - FINANCIAL SERVICES FUND

     The line graph compares the value of a $10,000 investment in VIF - Financial Services Fund to the value of a $10,000 investment in the S&P 500 Index(2) and the value of a $10,000 investment in the S&P Financials Index(2),
assuming  in  each  case   reinvestment  of  all  dividends  and  capital  gain
distributions, for the period since inception (9/99) through 12/31/02.

      VIF - FINANCIAL SERVICES FUND    S&P 500 INDEX(2)  S&P FINANCIALS INDEX(2)

9/99  $10,000                          $10,000           $10,000
12/99 $11,000                          $11,487           $10,877
12/00 $13,852                          $10,442           $13,672
12/01 $12,484                          $ 9,201           $12,449
12/02 $10,624                          $ 7,169           $10,626

However, the fund slightly lagged the S&P 500 Financials Index, which fell 14.64% during that same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                           VIF-FINANCIAL SERVICES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)
--------------------------------------------------------------------------------
1 year                              (14.90%)
--------------------------------------------------------------------------------
3 years                              (1.45%)
--------------------------------------------------------------------------------
Since inception (8/97)                1.86%
--------------------------------------------------------------------------------

     Although financial services stocks lost ground along with the rest of the market, their losses were, in many cases, less severe than those we saw in areas such as technology and telecommunications. This was the result of solid returns from a number of more defensive financial stocks, which were generally rewarded for their relatively predictable businesses. Select regional banks, thrifts, and insurance brokers, for example, outpaced the broad market.

     Specifically, Bank of America and Wells Fargo & Co, two of the fund's largest holdings, benefited from strength in consumer banking. Both companies were able to capitalize on falling interest rates -- which in turn raised profits from home lending. Another bright spot for the fund was financial guarantee insurer Ambac Financial Group, which benefited from low interest rates, high debt issuance, and strong demand fueled by credit concerns. Meanwhile, our positions in the reinsurance and property/casualty insurance industries aided performance, as these areas were boosted by a favorable pricing trend for insurers.

     On the other hand, many financial companies with strong ties to the capital markets, such as brokerage houses and investment banks, declined. Citigroup Inc -- which has investment banking exposure through its Salomon Smith Barney subsidiary -- struggled as its connection to Enron Corp (not a fund holding during the period) and its research practices came under scrutiny. Similarly, the New York State Attorney General's lawsuit against Merrill Lynch & Co held the company back for most of the year, though a settlement was eventually reached. And American International Group was punished by investors for its complex businesses and accounting -- even though no wrongdoing was uncovered. On a positive note, we did see these stocks rebound during the fourth quarter, when investors chose to rotate back into some areas that had been beaten down earlier.

     As always, we aim to stay diversified across the sector going forward. Once signs of a sustained recovery emerge, we may opt to position the fund more aggressively. Until then, we are exercising caution in this volatile environment.

FUND MANAGEMENT
JOSEPH W. SKORNICKA, CFA
     Vice President, INVESCO Funds Group. BA, Michigan State University; MBA, University of Michigan. Joined INVESCO in 2001. Began investment career in 1994.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P 500 FINANCIALS INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 INDEX. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND
95.53  COMMON STOCKS
37.98  BANKS
       Bank of America                                                 112,800   $  7,847,496
       Bank of New York                                                123,775      2,965,649
       Bank One                                                        104,700      3,826,785
       Commerce Bancorp                                                  2,500        107,975
       Compass Bancshares                                               41,000      1,282,070
       Fifth Third Bancorp                                              96,925      5,674,959
       First Tennessee National                                         26,900        966,786
       Hibernia Corp Class A Shrs                                       47,900        922,554
       Investors Financial Services                                     37,800      1,035,342
       M&T Bank                                                         27,600      2,190,060
       Mellon Financial                                                 13,400        349,874
       National Commerce Financial                                     108,600      2,590,110
       New York Community Bancorp                                       25,300        730,664
       Northern Trust                                                   54,000      1,892,700
       Synovus Financial                                               109,300      2,120,420
       TCF Financial                                                    84,000      3,669,960
       UBS AG(a)                                                        31,400      1,510,968
       US Bancorp                                                       33,200        704,504
       Wachovia Corp                                                   145,000      5,283,800
       Wells Fargo & Co                                                157,150      7,365,620
       Zions Bancorp                                                    26,500      1,042,749
===============================================================================================
                                                                                   54,081,045
6.78   CONSUMER FINANCE
       Freddie Mac                                                     119,950      7,083,047
       SLM Corp                                                         24,700      2,565,342
===============================================================================================
                                                                                    9,648,389
11.61  DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                            71,100      3,998,664
       American Express                                                 91,100      3,220,385
       Citigroup Inc                                                   196,240      6,905,686
       Franklin Resources                                               27,400        933,792
       MBIA Inc                                                         20,600        903,516
       Moody's Corp                                                     13,900        573,931
===============================================================================================
                                                                                   16,535,974
1.83   INSURANCE BROKERS
       Marsh & McLennan                                                 56,220      2,597,926
===============================================================================================
13.31  INVESTMENT ADVISER/BROKER DEALER SERVICES
       Eaton Vance                                                      29,800        841,850
       Federated Investors Class B Shrs                                 74,400      1,887,528
       Goldman Sachs Group                                              29,600      2,015,760
       Legg Mason                                                       39,500      1,917,330
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Lehman Brothers Holdings                                         68,600   $  3,655,694
       Merrill Lynch & Co                                              177,900      6,751,305
       Morgan Stanley                                                   47,200      1,884,224
===============================================================================================
                                                                                   18,953,691
1.69   INVESTMENT COMPANIES
       Financial Select Sector SPDR Fund(b)                            109,600      2,411,200
===============================================================================================
0.18   IT CONSULTING & SERVICES
       BISYS Group(a)                                                   16,400        260,760
===============================================================================================
3.16   LIFE & HEALTH INSURANCE
       AFLAC Inc                                                        59,200      1,783,104
       John Hancock Financial Services                                  25,800        719,820
       Nationwide Financial Services Class A Shrs                       69,700      1,996,905
===============================================================================================
                                                                                    4,499,829
7.15   MULTI-LINE INSURANCE
       American International Group                                    122,050      7,060,592
       Radian Group                                                     83,900      3,116,885
===============================================================================================
                                                                                   10,177,477
5.53   PROPERTY & CASUALTY INSURANCE
       Allstate Corp                                                    68,900      2,548,611
       SAFECO Corp                                                      65,200      2,260,484
       St Paul                                                          67,200      2,288,160
       XL Capital Ltd Class A Shrs                                      10,000        772,500
===============================================================================================
                                                                                    7,869,755
1.44   REAL ESTATE INVESTMENT TRUSTS
       iStar Financial                                                  73,300      2,056,065
===============================================================================================
4.87   REINSURANCE
       Converium Holding AG(a)                                           6,700        324,655
       PartnerRe Ltd                                                    38,500      1,995,070
       Platinum Underwriters Holdings Ltd(a)                            62,200      1,638,970
       RenaissanceRe Holdings Ltd                                       75,200      2,977,920
===============================================================================================
                                                                                    6,936,615
       TOTAL COMMON STOCKS (COST $136,890,135)                                    136,028,726
===============================================================================================
4.32   SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         12/31/2002 due 1/2/2003 at 1.150%, repurchased at
         $6,155,393 (Collateralized by Freddie Mac, Reference
         Notes, due 6/15/2003 at 4.500%, value $6,283,361)
         (Cost $6,155,000)                                        $  6,155,000      6,155,000
===============================================================================================
99.85  TOTAL INVESTMENTS AT VALUE
         (COST $143,045,135)                                                      142,183,726
===============================================================================================
0.15   OTHER ASSETS LESS LIABILITIES                                                  219,019
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $142,402,745
===============================================================================================

(a)   Security is non-income producing.

(b)   SPDR - Standard & Poor's Depositary Receipts

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                      FINANCIAL
                                                                       SERVICES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                  $     143,045,135
================================================================================
  At Value(a)                                                 $     142,183,726
Receivables:
  Investment Securities Sold                                            694,336
  Fund Shares Sold                                                      504,970
  Dividends and Interest                                                193,430
Prepaid Expenses and Other Assets                                         7,602
================================================================================
TOTAL ASSETS                                                        143,584,064
================================================================================
LIABILITIES
Payables:
  Custodian                                                                 204
  Investment Securities Purchased                                       957,169
  Fund Shares Repurchased                                               212,559
Accrued Expenses and Other Payables                                      11,387
================================================================================
TOTAL LIABILITIES                                                     1,181,319
================================================================================
NET ASSETS AT VALUE                                           $     142,402,745
================================================================================
NET ASSETS
Paid-in Capital(b)                                            $     177,298,129
Accumulated Undistributed Net Investment Income                         962,505
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency
  Transactions                                                      (34,996,968)
Net Depreciation of Investment Securities and
  Foreign Currency Transactions                                        (860,921)
================================================================================
NET ASSETS AT VALUE                                           $     142,402,745
================================================================================
Shares Outstanding                                                   13,556,849
NET ASSET VALUE, Offering and Redemption Price per Share      $           10.50
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $6,155,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                      FINANCIAL
                                                                       SERVICES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                     $       2,675,341
Interest                                                                137,444
  Foreign Taxes Withheld                                                 (2,813)
================================================================================
  TOTAL INCOME                                                        2,809,972
================================================================================
EXPENSES
Investment Advisory Fees                                              1,267,644
Administrative Services Fees                                            457,901
Custodian Fees and Expenses                                              34,366
Directors' Fees and Expenses                                             22,776
Interest Expenses                                                           157
Professional Fees and Expenses                                           23,275
Registration Fees and Expenses                                              639
Reports to Shareholders                                                  25,815
Transfer Agent Fees                                                       5,000
Other Expenses                                                            9,291
================================================================================
  TOTAL EXPENSES                                                      1,846,864
  Fees and Expenses Paid Indirectly                                        (435)
================================================================================
     NET EXPENSES                                                     1,846,429
================================================================================
NET INVESTMENT INCOME                                                   963,543
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                             (16,687,730)
  Foreign Currency Transactions                                         377,149
================================================================================
     Total Net Realized Loss                                        (16,310,581)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                             (13,745,478)
  Foreign Currency Transactions                                          72,407
================================================================================
     Total Change in Net Appreciation/Depreciation                  (13,673,071)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                 (29,983,652)
================================================================================
Net Decrease in Net Assets from Operations                    $     (29,020,109)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL SERVICES FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Income                             $       963,543     $     933,042
Net Realized Loss                                     (16,310,581)      (16,307,036)
Change in Net Appreciation/Depreciation               (13,673,071)      (14,251,799)
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS            (29,020,109)      (29,625,793)
====================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                    (933,303)         (614,142)
Net Realized Gain on Investment Securities and
  Foreign Currency Transactions                                 0          (162,480)
====================================================================================
TOTAL DISTRIBUTIONS                                      (933,303)         (776,622)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         184,877,018       188,065,015
Reinvestment of Distributions                             933,303           776,622
====================================================================================
                                                      185,810,321       188,841,637
Amounts Paid for Repurchases of Shares               (196,538,499)     (195,670,794)
====================================================================================
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        (10,728,178)       (6,829,157)
====================================================================================
TOTAL DECREASE IN NET ASSETS                          (40,681,590)      (37,231,572)
NET ASSETS
Beginning of Period                                   183,084,335       220,315,907
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $962,505 and $932,413,
  respectively)                                   $   142,402,745     $ 183,084,335
====================================================================================

         -----------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                            16,017,368        14,599,103
Shares Issued from Reinvestment of Distributions           88,842            62,694
====================================================================================
                                                       16,106,210        14,661,797
Shares Repurchased                                    (17,294,874)      (15,833,645)
====================================================================================
NET DECREASE IN FUND SHARES                            (1,188,664)       (1,171,848)
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund (the "Fund", presented herein), Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $933,303 of ordinary income distributions declared for the year ended December 31, 2002, 100.00% qualified for the dividends received deduction available to the Fund's Corporate shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                        $  146,802,723
                                                               ===============

   Gross Tax Unrealized Appreciation                           $    8,568,527
   Gross Tax Unrealized Depreciation                               13,187,524
                                                               ---------------
   Net Tax Depreciation on Investments                         $   (4,618,997)
                                                               ===============

   Undistributed Ordinary Income                               $      967,331
   Accumulated Capital Loss Carryovers                            (29,294,855)
   Cumulative Effect of Other Timing Differences                   (1,948,863)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

Capital loss carryovers expire in the years 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $1,944,525, deferred directors' fees and foreign currency transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the year ended December 31, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES  AND  SALES OF  INVESTMENT  SECURITIES.  For the year  ended
December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $117,048,536 and $127,430,136, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $3,978. Unfunded accrued pension costs of $0 and pension liability of $4,827 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, the Fund borrowed cash at a weighted average rate of 1.96% and interest expenses amounted to $55.

NOTE 7 - Line Of Credit. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

       -----------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Financial Services Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period September 21, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL SERVICES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  PERIOD
                                                                                   ENDED
                                                  YEAR ENDED DECEMBER 31     DECEMBER 31
-------------------------------------------------------------------------------------------
                                             2002          2001         2000        1999(a)
PER SHARE DATA
Net Asset Value - Beginning of Period    $  12.42       $ 13.84      $ 11.10     $ 10.00
===========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.08          0.06         0.03        0.01
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)            (1.93)        (1.43)        2.72        1.09
===========================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (1.85)        (1.37)        2.75        1.10
===========================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)      0.07          0.04         0.00        0.00
Distributions from Capital Gains             0.00          0.01         0.01        0.00
===========================================================================================
TOTAL DISTRIBUTIONS                          0.07          0.05        0.01         0.00
===========================================================================================
Net Asset Value - End of Period          $  10.50       $ 12.42     $ 13.84      $ 11.10
===========================================================================================

TOTAL RETURN(c)                           (14.90%)       (9.88%)     24.80%       11.00%(d)

RATIOS
Net Assets - End of Period
  ($000 Omitted)                         $142,403      $183,084    $220,316      $9,179
Ratio of Expenses to Average Net
  Assets(e)(f)                              1.09%         1.07%       1.09%       1.39%(g)
Ratio of Net Investment Income to
  Average Net Assets(f)                     0.57%         0.46%       0.66%       0.67%(g)
Portfolio Turnover Rate                       72%          132%        114%         37%(d)

(a)  From September 21, 1999,  commencement  of investment  operations,  through December
     31, 1999.

(b)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 2000.

(c)  Total Return does not reflect expenses that apply to the related  insurance policies,  and inclusion  of these  charges  would reduce the total return figures for the periods shown.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various expenses of the Fund were voluntarily  absorbed by IFG for the year ended  December  31, 2000 and the period ended  December 31, 1999.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized),  respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%)
     (annualized), respectively.

(g)  Annualized

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.


A757  900430  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-GROWTH FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-GROWTH FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - GROWTH FUND

     The line graph compares the value of a $10,000 investment in VIF - Growth Fund to a $10,000 investment in the Russell 1000 Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (8/97) through 12/31/02.

            VIF - GROWTH FUND             RUSSELL 1000 GROWTH INDEX(2)

8/97        $10,000                       $10,000
12/97       $10,690                       $10,651
12/98       $14,858                       $14,774
12/99       $19,192                       $19,673
12/00       $14,731                       $15,262
12/01       $8,210                        $12,146
12/02       $5,013                        $8,760

     For the 12-month period ended December 31, 2002, the value of your shares declined 38.94%. In comparison, the Russell 1000 Growth Index fell 27.88% during that same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                            VIF-BLUE CHIP GROWTH FUND
               AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)
--------------------------------------------------------------------------------
1 year                              (38.94%)
--------------------------------------------------------------------------------
5 years                             (14.05%)
--------------------------------------------------------------------------------
Since inception (8/97)              (12.10%)
--------------------------------------------------------------------------------

     Given the fund's growth orientation, it struggled in the difficult market environment. Our weakest performers came from the technology sector, which was particularly hard-hit due to the fall-off in corporate spending and investors' avoidance of higher growth investments during the year.

     Additionally, several of our consumer discretionary and health care holdings faltered. The advertising industry fought adverse conditions throughout the period, and we saw holdings like media conglomerate AOL Time Warner fall sharply. Discount retailers Home Depot and Target Corp were victims of weaker sales and ongoing questions regarding the resiliency of consumer spending.

     On a positive note, the fund's lack of significant exposure to telecommunications stocks proved beneficial, as this area was one of the year's weakest sectors. Also, some of our more defensive consumer staples holdings outperformed, and certain industrials made headway. For example, defense leader Lockheed Martin advanced in response to increases in defense spending fueled by a greater emphasis on homeland security and the possibility of a future war with Iraq.

     Despite the past year's struggles, we believe that the market is leaning in a positive direction as we look ahead to early 2003 -- which we expect to be mildly upbeat. In our opinion, first-quarter earnings and economic data should show improvement over 2002. Of course, the ongoing threat of terrorism and the possibility of a war with Iraq remain wild cards. However, we continue to see opportunity across a wide range of growth sectors.

FUND MANAGEMENT-TEAM MANAGED
PETER M. LOVELL
     Vice President, INVESCO Funds Group. BA, Colorado State University; MBA, Regis University. Joined INVESCO in 1994. Began investment career in 1992.

FRITZ MEYER
     Vice Presdient, INVESCO Funds Group. AB, Dartmouth College; MBA, Amos Tuck School at Dartmouth College. Joined INVESCO in 1996. Began investment career in 1976.

TIMOTHY J. MILLER, CFA
     Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri. Joined INVESCO in 1992. Began investment career in 1979.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
GROWTH FUND
97.57  COMMON STOCKS
0.99   ADVERTISING
       Omnicom Group                                                       700   $     45,220
===============================================================================================
3.44   AEROSPACE & DEFENSE
       Lockheed Martin                                                   1,000         57,750
       United Technologies                                               1,600         99,104
===============================================================================================
                                                                                      156,854
0.90   ALUMINUM
       Alcoa Inc                                                         1,800         41,004
===============================================================================================
3.19   APPLICATION SOFTWARE
       BEA Systems(a)                                                    4,930         56,547
       Software HOLDRs Trust(b)                                          3,300         89,067
===============================================================================================
                                                                                      145,614
8.02   BANKS
       Bank of America                                                   1,900        132,183
       Bank One                                                          1,800         65,790
       Fifth Third Bancorp                                               1,100         64,405
       Wells Fargo & Co                                                  2,200        103,114
===============================================================================================
                                                                                      365,492
2.65   BIOTECHNOLOGY
       Amgen Inc(a)                                                      2,500        120,850
===============================================================================================
0.74   BREWERS
       Anheuser-Busch Cos                                                  700         33,880
===============================================================================================
2.33   CABLE & SATELLITE OPERATORS
       EchoStar Communications Class A Shrs(a)                           4,765        106,069
===============================================================================================
0.95   COMPUTER HARDWARE
       Hewlett-Packard Co                                                2,500         43,400
===============================================================================================
0.78   CONSUMER FINANCE
       Freddie Mac                                                         600         35,430
===============================================================================================
1.88   DATA PROCESSING SERVICES
       First Data                                                          600         21,246
       Fiserv Inc(a)                                                     1,900         64,505
===============================================================================================
                                                                                       85,751
4.84   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                                     4,428        155,822
       JP Morgan Chase & Co                                              2,700         64,800
===============================================================================================
                                                                                      220,622
1.31   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(a)                                                       1,600         59,920
===============================================================================================
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
0.65   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Flextronics International Ltd(a)                                  3,600   $     29,484
===============================================================================================
4.33   GENERAL MERCHANDISE STORES
       Target Corp                                                       2,700         81,000
       Wal-Mart Stores                                                   2,300        116,173
===============================================================================================
                                                                                      197,173
2.68   HEALTH CARE EQUIPMENT
       Boston Scientific(a)                                              1,800         76,536
       Medtronic Inc                                                     1,000         45,600
===============================================================================================
                                                                                      122,136
1.39   HOME IMPROVEMENT RETAIL
       Home Depot                                                        2,647         63,422
===============================================================================================
0.57   HOUSEHOLD PRODUCTS
       Procter & Gamble                                                    300         25,782
===============================================================================================
3.20   INDUSTRIAL CONGLOMERATES
       General Electric                                                  3,455         84,129
       3M Co                                                               500         61,650
===============================================================================================
                                                                                      145,779
1.87   INDUSTRIAL MACHINERY
       Danaher Corp                                                      1,300         85,410
===============================================================================================
2.53   INTEGRATED OIL & GAS
       Exxon Mobil                                                       3,300        115,302
===============================================================================================
1.77   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Goldman Sachs Group                                                 460         31,326
       Merrill Lynch & Co                                                1,300         49,335
===============================================================================================
                                                                                       80,661
2.78   INVESTMENT COMPANIES
       DIAMONDS Trust Series 1 Shrs                                        700         58,457
       Nasdaq-100 Trust Series 1 Shrs(a)                                 2,800         68,236
===============================================================================================
                                                                                      126,693
1.16   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)                      1,000         52,650
===============================================================================================
3.28   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                5,500         72,050
       Viacom Inc Class B Shrs(a)                                        1,900         77,444
===============================================================================================
                                                                                      149,494
1.78   MULTI-LINE INSURANCE
       American International Group                                      1,400         80,990
===============================================================================================
2.63   NETWORKING EQUIPMENT
       Cisco Systems(a)                                                  9,150        119,865
===============================================================================================
0.46   OIL & GAS DRILLING
       Noble Corp(a)                                                       600         21,090
===============================================================================================
1.05   OIL & GAS EQUIPMENT & SERVICES
       Weatherford International Ltd(a)                                  1,200         47,916
===============================================================================================
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
1.76   OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
       Anadarko Petroleum                                                  600   $     28,740
       Apache Corp                                                         900         51,291
===============================================================================================
                                                                                       80,031
1.00   PAPER PRODUCTS
       International Paper                                               1,300         45,461
===============================================================================================
0.53   PERSONAL PRODUCTS
       Gillette Co                                                         800         24,288
===============================================================================================
11.30  PHARMACEUTICALS
       Abbott Laboratories                                               1,900         76,000
       AmerisourceBergen Corp                                              700         38,017
       Johnson & Johnson                                                 2,500        134,275
       Merck & Co                                                        1,400         79,254
       Pfizer Inc                                                        6,135        187,547
===============================================================================================
                                                                                      515,093
0.79   RAILROADS
       Norfolk Southern                                                  1,800         35,982
===============================================================================================
1.11   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                              3,890         50,687
===============================================================================================
5.56   SEMICONDUCTORS
       Intel Corp                                                        6,900        107,433
       Microchip Technology                                              1,900         46,455
       Semiconductor HOLDRs Trust(b)                                     1,500         33,225
       Texas Instruments                                                 4,430         66,494
===============================================================================================
                                                                                      253,607
10.15  SYSTEMS SOFTWARE
       Microsoft Corp(a)                                                 5,090        263,153
       Networks Associates(a)                                            2,400         38,616
       Oracle Corp(a)                                                    6,285         67,878
       Symantec Corp(a)                                                  1,100         44,528
       VERITAS Software(a)                                               3,100         48,422
===============================================================================================
                                                                                      462,597
0.51   TELECOMMUNICATIONS EQUIPMENT
       Nokia Corp Sponsored ADR Representing Ord Shrs                    1,500         23,250
===============================================================================================
0.71   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                         5,700         32,205
===============================================================================================
       TOTAL COMMON STOCKS (COST $4,667,612)                                        4,447,154
===============================================================================================
14.83  SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $676,043
         (Collateralized by Freddie Mac, Reference Notes,
         due 6/15/2003 at 4.500%, value $691,373)
         (Cost $676,000)                                            $  676,000        676,000
===============================================================================================

                                                                     SHARES OR
                                                                     PRINCIPAL
%       DESCRIPTION                                                     AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
112.40  TOTAL INVESTMENTS AT VALUE
         (COST $5,343,612)                                                       $  5,123,154
===============================================================================================
(12.40) OTHER ASSETS LESS LIABILITIES                                                (565,149)
===============================================================================================
100.00  NET ASSETS AT VALUE                                                      $  4,558,005
===============================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $    5,343,612
================================================================================
  At Value(a)                                                    $    5,123,154
Receivables:
  Fund Shares Sold                                                           68
  Dividends and Interest                                                  2,144
Prepaid Expenses and Other Assets                                           576
================================================================================
TOTAL ASSETS                                                          5,125,942
================================================================================
LIABILITIES
Payables:
  Custodian                                                                 743
  Investment Securities Purchased                                       564,433
  Fund Shares Repurchased                                                    26
Accrued Expenses and Other Payables                                       2,735
================================================================================
TOTAL LIABILITIES                                                       567,937
================================================================================
NET ASSETS AT VALUE                                              $    4,558,005
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $   10,653,610
Accumulated Undistributed Net Investment Loss                              (146)
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                              (5,875,001)
Net Depreciation of Investment Securities                              (220,458)
================================================================================
NET ASSETS AT VALUE                                              $    4,558,005
================================================================================
Shares Outstanding                                                      966,191
NET ASSET VALUE, Offering and Redemption Price per Share         $         4.72
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $676,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $       29,857
Interest                                                                  6,448
  Foreign Taxes Withheld                                                   (132)
================================================================================
  TOTAL INCOME                                                           36,173
================================================================================
EXPENSES
Investment Advisory Fees                                                 38,217
Administrative Services Fees                                             21,915
Custodian Fees and Expenses                                              10,454
Directors' Fees and Expenses                                             11,642
Professional Fees and Expenses                                           16,846
Registration Fees and Expenses                                              333
Reports to Shareholders                                                   1,248
Transfer Agent Fees                                                       5,000
Other Expenses                                                              823
================================================================================
  TOTAL EXPENSES                                                        106,478
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (38,742)
  Fees and Expenses Paid Indirectly                                        (282)
================================================================================
     NET EXPENSES                                                        67,454
================================================================================
NET INVESTMENT LOSS                                                     (31,281)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                           (2,206,395)
Change in Net Appreciation/Depreciation of Investment Securities        (54,887)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                    (2,261,282)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $   (2,292,563)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
GROWTH FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Income                             $       (31,281)    $     (43,744)
Net Realized Loss                                      (2,206,395)       (3,359,155)
Change in Net Appreciation/Depreciation                   (54,887)          685,681
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS             (2,292,563)       (2,717,218)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                           3,139,439         6,483,803
Amounts Paid for Repurchases of Shares                 (1,298,905)       (2,497,767)
====================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                          1,840,534         3,986,036
====================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (452,029)        1,268,818
NET ASSETS
Beginning of Period                                     5,010,034         3,741,216
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($146) and ($50),
  respectively)                                   $     4,558,005     $   5,010,034
====================================================================================

             ----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                               519,171           629,160
Shares Repurchased                                       (200,792)         (251,162)
====================================================================================
NET INCREASE IN FUND SHARES                               318,379           377,998
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund),
Dynamics  Fund,  Financial  Services  Fund,  Growth Fund (the "Fund",  presented herein), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek long-term capital growth. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                       $     5,728,161
                                                              ================

   Gross Tax Unrealized Appreciation                          $        61,016
   Gross Tax Unrealized Depreciation                                  666,023
                                                              ----------------
   Net Tax Depreciation on Investments                        $      (605,007)
                                                              ================

   Accumulated Capital Loss Carryovers                        $    (5,361,515)
   Cumulative Effect of Other Timing Differences                     (129,083)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $128,937 and deferred directors' fees.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States and federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities. The Fund reclassified $31,185 of net investment losses to paid-in capital.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.85% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year ended December 31, 2002, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the year ended December 31, 2005, is $24,564.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $8,571,535 and $6,358,854, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $98. Unfunded accrued pension costs of $0 and pension liability of $145 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
GROWTH FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------
                                               2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period      $  7.73     $  13.87     $  18.45     $  14.49     $  10.69
========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Loss(b)                        (0.00)       (0.00)       (0.11)       (0.00)       (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (3.01)       (6.14)       (4.16)        4.21         4.14
=========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (3.01)       (6.14)       (4.27)        4.21         4.14
=========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.00         0.00         0.00         0.00         0.04
Distributions from Capital Gains               0.00         0.00         0.31         0.25         0.30
=========================================================================================================
TOTAL DISTRIBUTIONS                            0.00         0.00         0.31         0.25         0.34
=========================================================================================================
Net Asset Value -- End of Period            $  4.72     $   7.73     $  13.87     $  18.45     $  14.49
=========================================================================================================

TOTAL RETURN(c)                             (38.94%)     (44.27%)     (23.24%)      29.17%       38.99%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                            $ 4,558     $  5,010     $  3,741     $  1,032     $    371
Ratio of Expenses to Average Net
  Assets(d)(e)                                1.51%        1.52%        1.85%        1.87%        1.57%
Ratio of Net Investment Loss to Average
  Net Assets(e)                              (0.70%)      (0.96%)      (0.58%)      (0.38%)      (0.07%)
Portfolio Turnover Rate                        153%         120%         148%         114%          78%

(a)  The per share information was computed based on average shares for the year ended December 31, 2000.

(b)  Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31,
     2002, 2001, 1999 and 1998.

(c)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(d)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(e)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2002,
     2001,  2000,  1999 and 1998. If such expenses had not been  voluntarily  absorbed,  ratio of  expenses to average net assets would have been 2.37%,  2.32%, 2.88%, 8.99% and 12.04%,  respectively,  and ratio of net investment loss to average net assets would have been (1.56%), (1.76%), (1.61%), (7.50%)
     and (10.54%), respectively.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

A16  900423  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-HEALTH SCIENCES FUND





                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-HEALTH SCIENCES FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

     For the 12-month period ended December 31, 2002, the value of your shares declined 24.45%, underperforming the return of the S&P 500 Index, which fell
22.09%.   (Of  course,   past   performance   is  not  a  guarantee   of  future
results.)(1),(2)

LINE GRAPH:  VIF - HEALTH SCIENCES FUND

     This line graph compares the value of a $10,000 investment in VIF - Health Sciences Fund to the value of a $10,000 investment in the S&P 500 Index(2) assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (5/97) through 12/31/02.

            VIF - HEALTH SCIENCES FUND          S&P 500 INDEX(2)

5/97        $10,000                             $10,000
12/97       $11,040                             $11,549
12/98       $15,771                             $14,852
12/99       $16,538                             $17,975
12/00       $21,589                             $16,340
12/01       $18,871                             $14,398
12/02       $14,257                             $11,218

     Like most sectors of the economy, health care retreated in 2002. Product setbacks and earnings misses plagued biotechnology companies -- which were also punished for their more aggressive reputation in such a defensive year -- while patent expirations and unfavorable Food and Drug Administration findings weighed on a number of pharmaceutical firms for the majority of the period. Specific detractors included biotech leader Amgen Inc, which lost ground despite a fourth-quarter rebound fueled by strong earnings, and pharmaceutical company Abbott Laboratories, whose manufacturing facilities fell under scrutiny by the FDA during the period.

--------------------------------------------------------------------------------
                            VIF-HEALTH SCIENCES FUND
               AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                                    (24.45%)
--------------------------------------------------------------------------------
5 years                                     5.25%
--------------------------------------------------------------------------------
Since inception (5/97)                      6.52%
--------------------------------------------------------------------------------

     Meanwhile, we saw mixed results from our health services holdings, which outperformed for the first three quarters of 2002 and then fell sharply in the final months of the year. Most notably, favorable admissions and pricing trends bolstered hospital chain Tenet Healthcare for much of the year, but the company's stock began to drop dramatically at the end of October when its Medicare pricing policies were questioned. We sold our Tenet stock immediately following the news. On the other hand, health insurer UnitedHealth Group maintained strong performance throughout the year, benefiting from increases in premiums.

     The fund's best performers came from the medical technology and specialty pharmaceuticals sub-sectors. For example, medical device company Boston Scientific posted an impressive gain despite the difficult market conditions. Its success can be attributed to popular new products, including coronary drug-coated stent systems, which hold open clogged coronary arteries.

     We were also pleased to see longtime specialty pharmaceutical holding Forest Laboratories continue to excel. Forest advanced on healthy earnings and favorable results from Memantine, the company's phase-three Alzheimer's drug.

     We recently reduced the fund's exposure to health care services companies, a move that we believe will help minimize any additional fallout in the services sub-sector that may lie ahead. Meanwhile, we have been increasing the fund's weighting in large-cap pharmaceuticals, emphasizing those companies possessing what we believe are the most compelling growth prospects. Specialty pharmaceuticals and medical technology firms also continue to appeal to us, as many have the strong pipelines and fundamentals it takes to succeed in today's demanding environment.

FUND MANAGEMENT
THOMAS R. WALD, CFA
     Vice President, INVESCO Funds Group. BA, Tulane University; MBA, University of Pennsylvania. Joined INVESCO in 1997. Began investment career in 1988.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
96.02  COMMON STOCKS
8.09   BIOTECHNOLOGY
       Amgen Inc(a)                                                    185,700   $  8,976,738
       Charles River Laboratories International(a)                      64,000      2,462,720
       Gilead Sciences(a)                                              217,260      7,386,840
===============================================================================================
                                                                                   18,826,298
2.48   HEALTH CARE DISTRIBUTORS & SERVICES
       McKesson Corp                                                   213,600      5,773,608
===============================================================================================
20.54  HEALTH CARE EQUIPMENT
       Biomet Inc                                                       89,500      2,565,070
       Boston Scientific(a)                                            222,400      9,456,448
       C.R. Bard                                                        80,100      4,645,800
       Guidant Corp(a)                                                 155,100      4,784,835
       Medtronic Inc                                                   162,800      7,423,680
       Stryker Corp                                                     62,900      4,221,848
       Varian Medical Systems(a)                                       171,860      8,524,256
       Zimmer Holdings(a)                                              148,340      6,159,077
===============================================================================================
                                                                                   47,781,014
8.79   HEALTH CARE FACILITIES
       HCA Inc                                                          94,540      3,923,410
       Health Management Associates Class A Shrs                       261,000      4,671,900
       Triad Hospitals(a)                                              170,100      5,074,083
       Universal Health Services Class B Shrs(a)                       150,500      6,787,550
===============================================================================================
                                                                                   20,456,943
3.25   HEALTH CARE SUPPLIES
       Alcon Inc(a)                                                    149,000      5,878,050
       Edwards Lifesciences(a)                                          66,500      1,693,755
===============================================================================================
                                                                                    7,571,805
2.95   MANAGED HEALTH CARE
       First Health Group(a)                                           199,120      4,848,572
       UnitedHealth Group                                               24,000      2,004,000
===============================================================================================
                                                                                    6,852,572
49.92  PHARMACEUTICALS
       Abbott Laboratories                                             203,080      8,123,200
       Allergan Inc                                                     21,250      1,224,425
       AmerisourceBergen Corp                                          114,348      6,210,240
       Bristol-Myers Squibb                                            373,300      8,641,895
       Eli Lilly & Co                                                  138,100      8,769,350
       Forest Laboratories(a)                                          126,880     12,462,154
       Johnson & Johnson                                               185,283      9,951,550

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Merck & Co                                                      152,900   $  8,655,669
       Novartis AG Sponsored ADR Representing Ord Shrs                 163,500      6,005,355
       Pfizer Inc                                                      209,576      6,406,738
       Pharmaceutical Resources(a)                                      49,200      1,466,160
       Pharmacia Corp                                                  183,990      7,690,782
       Sanofi-Synthelabo SA                                             79,000      4,829,076
       Schering-Plough Corp                                            392,900      8,722,380
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                                         213,560      8,245,552
       Wyeth                                                           233,800      8,744,120
==============================================================================================
                                                                                  116,148,646
       TOTAL COMMON STOCKS (COST $208,650,392)                                    223,410,886
==============================================================================================
3.51   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $8,179,523
         (Collateralized by Freddie Mac, Reference Notes,
         due 6/15/2003 at 4.500%, value $8,347,312)
         (Cost $8,179,000)                                        $  8,179,000      8,179,000
==============================================================================================
99.53  TOTAL INVESTMENTS AT VALUE
         (COST $216,829,392)                                                      231,589,886
==============================================================================================
0.47   OTHER ASSETS LESS LIABILITIES                                                1,090,744
==============================================================================================
100.00 NET ASSETS AT VALUE                                                       $232,680,630
==============================================================================================

(a)   Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                         HEALTH
                                                                       SCIENCES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $  216,829,392
================================================================================
  At Value(a)                                                    $  231,589,886
Cash                                                                     30,647
Receivables:
  Fund Shares Sold                                                    1,104,095
  Dividends and Interest                                                181,513
Prepaid Expenses and Other Assets                                        13,011
================================================================================
TOTAL ASSETS                                                        232,919,152
================================================================================
LIABILITIES
Payable for Fund Shares Repurchased                                     225,355
Accrued Expenses and Other Payables                                      13,167
================================================================================
TOTAL LIABILITIES                                                       238,522
================================================================================
NET ASSETS AT VALUE                                              $  232,680,630
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $  337,699,757
Accumulated Undistributed Net Investment Loss                            (9,545)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions          (119,770,725)
Net Appreciation of Investment Securities and Foreign
  Currency Transactions                                              14,761,143
================================================================================
NET ASSETS AT VALUE                                              $  232,680,630
================================================================================
Shares Outstanding                                                   16,919,116
NET ASSET VALUE, Offering and Redemption Price per Share         $        13.75
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $8,179,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                         HEALTH
                                                                       SCIENCES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $    1,650,092
Interest                                                                227,594
Securities Loaned Income                                                  3,032
  Foreign Taxes Withheld                                                (32,789)
================================================================================
  TOTAL INCOME                                                        1,847,929
================================================================================
EXPENSES
Investment Advisory Fees                                              2,156,447
Administrative Services Fees                                            771,945
Custodian Fees and Expenses                                              45,916
Directors' Fees and Expenses                                             32,314
Interest Expenses                                                         3,126
Professional Fees and Expenses                                           29,652
Registration Fees and Expenses                                            1,718
Reports to Shareholders                                                  30,435
Transfer Agent Fees                                                       5,000
Other Expenses                                                           14,304
================================================================================
  TOTAL EXPENSES                                                      3,090,857
  Fees and Expenses Paid Indirectly                                      (1,355)
================================================================================
     NET EXPENSES                                                     3,089,502
================================================================================
NET INVESTMENT LOSS                                                  (1,241,573)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                             (64,162,300)
  Foreign Currency Transactions                                         576,750
================================================================================
     Total Net Realized Loss                                        (63,585,550)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                             (19,000,255)
  Foreign Currency Transactions                                        (157,036)
================================================================================
     Total Change in Net Appreciation/Depreciation                  (19,157,291)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                 (82,742,841)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $  (83,984,414)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HEALTH SCIENCES FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Loss                               $    (1,241,573)    $  (1,138,525)
Net Realized Loss                                      (63,585,550)     (40,303,806)
Change in Net Appreciation/Depreciation                (19,157,291)      (6,400,595)
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS             (83,984,414)     (47,842,926)
====================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                            0       (1,158,454)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                          251,863,261      364,156,675
Reinvestment of Distributions                                    0        1,158,454
====================================================================================
                                                       251,863,261      365,315,129
Amounts Paid for Repurchases of Shares                (278,502,050)    (326,408,123)
====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                         (26,638,789)      38,907,006
====================================================================================
TOTAL DECREASE IN NET ASSETS                          (110,623,203)     (10,094,374)
NET ASSETS
Beginning of Period                                    343,303,833      353,398,207
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($9,545) and ($1,830),
  respectively)                                   $    232,680,630    $ 343,303,833
====================================================================================

                -------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                             15,864,086       20,220,757
Shares Issued from Reinvestment of Distributions                 0           63,685
=====================================================================================
                                                        15,864,086        20,284,442
Shares Repurchased                                     (17,805,792)      (18,340,383)
=====================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                  (1,941,706)        1,944,059
=====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund (the "Fund", presented herein), High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                         $   222,737,846
                                                                ================

   Gross Tax Unrealized Appreciation                            $    21,979,452
   Gross Tax Unrealized Depreciation                                 13,127,412
                                                                ----------------
   Net Tax Appreciation on Investments                          $     8,852,040
                                                                ================

   Accumulated Capital Loss Carryovers                          $  (106,600,701)
   Cumulative Effect of Other Timing Differences                     (7,270,466)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

Capital loss carryovers expire in the years 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $7,261,570, deferred directors' fees and foreign currency transactions.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States and federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities. The Fund reclassified $1,232,877 of net investment losses to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the year ended December 31, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $358,317,276 and $391,912,301, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $7,847. Unfunded accrued pension costs of $0 and pension liability of $9,545 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, the Fund borrowed cash at a weighted average rate of 1.95% and interest expenses amounted to $2,713. During that same period, the Fund lent cash at a weighted average rate of 2.03% and interest income amounted to $3,519.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended
December 31, 2002, the Fund borrowed cash at a weighted average rate of 2.07% and interest expenses amounted to $413.

       -----------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Health Sciences Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
HEALTH SCIENCES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------
                                               2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period      $ 18.20     $  20.89     $  16.02     $  15.29     $  11.04
========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Income (Loss)(b)               (0.00)       (0.01)        0.05         0.02         0.05
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (4.45)       (2.62)        4.84         0.72         4.66
=========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (4.45)       (2.63)        4.89         0.74         4.71
=========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)        0.00         0.06         0.00         0.01         0.03
Distributions from Capital Gains               0.00         0.00         0.02         0.00         0.43
=========================================================================================================
TOTAL DISTRIBUTIONS                            0.00         0.06         0.02         0.01         0.46
=========================================================================================================
Net Asset Value -- End of Period            $ 13.75     $  18.20     $  20.89     $  16.02     $  15.29
=========================================================================================================

TOTAL RETURN(d)                             (24.45%)     (12.59%)      30.54%        4.86%       42.85%

RATIOS
Net Asset -- End of Period ($000 Omitted)   $232,681    $343,304     $353,398      $11,652       $2,378
Ratio of Expenses to Average Net
  Assets(e)(f)                                 1.07%       1.06%        1.07%        1.48%        1.27%
Ratio of Net Investment Income (Loss) to
  Average Net Assets(f)                       (0.43%)     (0.38%)       0.68%        0.36%        0.35%
Portfolio Turnover Rate                         130%         88%         145%         173%         107%

(a)  The per share information was computed based on average shares for the year ended December 31, 1998.

(b)  Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended December
     31, 2002.

(c)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 2000.

(d)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(e)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended  December  31,  2000,
     1999 and 1998.  If such  expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been  1.07%,  2.85% and 4.20%,  respectively,  and ratio of net  investment income
     (loss) to average  net assets  would have been  0.68%,  (1.01%) and (2.58%), respectively.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

A12  900429  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-HIGH YIELD FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-HIGH YIELD FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - HIGH YIELD FUND
     This line graph compares the value of a $10,000 investment in VIF - High Yield Fund to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2) assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (5/94) through 12/31/02.

        VIF - HIGH YIELD FUND     MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX(2)

5/94    $10,000                   $10,000
12/94   $10,060                   $10,225
12/95   $12,048                   $12,261
12/96   $14,047                   $13,617
12/97   $16,482                   $15,364
12/98   $16,716                   $15,926
12/99   $18,253                   $16,176
12/00   $16,121                   $15,563
12/01   $13,714                   $16,528
12/02   $13,536                   $16,340

     For the 12-month period ended December 31, 2002, the value of VIF-High Yield Fund declined 1.30%. In comparison, the Merrill Lynch High Yield Master Trust Index declined 1.14% during that same period. (Of course, past performance is no guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                               VIF-HIGH YIELD FUND
               AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                                    (1.30%)
--------------------------------------------------------------------------------
5 years                                   (3.86%)
--------------------------------------------------------------------------------
Since inception (5/94)                     3.58%
--------------------------------------------------------------------------------

     For the most part, high yield bonds enjoyed a stable year, supported by falling interest rates. However, high yield bonds issued by telecommunications-related companies endured a difficult year, as the group was plagued by bankruptcies. Had it not been for its overexposure to these companies, the fund likely would have recorded a gain during the year. Aside from telecom, the fund benefited from healthy gains in a number of different sectors, our exposure to which was a direct result of the steps we took earlier in the year to increase the fund's diversification. Areas of strength included the fund's gaming, paper, health care, and media bonds.

     Looking ahead, the market's technicals appear favorable, as the new issue calendar appears lighter than normal. Fundamentally, we are slightly less optimistic. Year-end credit spreads seemed to be discounting 4% annualized gross domestic product growth, and we expect the actual number to fall short of those expectations. Perhaps January's economic data, which will reflect on December's economic activity, will be more encouraging. Looking further into 2003, we believe the second half of the year will likely see moderate improvement.

     Until then, we remain cautious and continue to diversify the portfolio, while continuing to look for opportunities in specific areas of the market. Given how volatile investor sentiment has been, if the market's enthusiasm becomes overdone, we will consider making modest upgrades to the fund's credit profile by adding higher quality issues.

FUND MANAGEMENT
ROBERT J. HICKEY
     Vice President, INVESCO Funds Group. BA, University of Wisconsin; MBA, Kellogg Graduate School of Management at Northwestern University. Joined INVESCO in 2001. Began investment career in 1988.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

THE FUND INVESTS PRIMARILY IN HIGH YIELD BONDS, SOME OF WHICH MAY BE RATED BELOW INVESTMENT GRADE. THESE HIGH YIELD BONDS MAY BE MORE SUSCEPTIBLE THAN HIGHER-GRADE BONDS TO REAL OR PERCEIVED ADVERSE ECONOMIC OR INDUSTRY CONDITIONS. THE SECONDARY MARKET, ON WHICH HIGH YIELD BONDS ARE TRADED, MAY ALSO BE LESS LIQUID THAN THE MARKET FOR HIGHER-GRADE BONDS.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
HIGH YIELD FUND
93.34  FIXED INCOME SECURITIES -- CORPORATE BONDS
0.42   AEROSPACE & DEFENSE
       L-3 Communications, Sr Sub Notes(a), 7.625%, 6/15/2012     $    225,000   $    231,750
===============================================================================================
0.47   AIR FREIGHT & COURIERS
       Petroleum Helicopters, Sr Secured Notes, Series B,
         9.375%, 5/1/2009                                         $    250,000        262,813
===============================================================================================
3.25   ALTERNATIVE CARRIERS
       Allegiance Telecom, Sr Discount Step-Up Notes, Series B(j)
         Zero Coupon(b), 2/15/2008                                $  2,400,000        468,000
       Level 3 Communications, Sr Discount Step-Up Notes,
         Zero Coupon(b), 12/1/2008                                $  2,840,000      1,341,900
===============================================================================================
                                                                                    1,809,900
2.41   AUTO PARTS & EQUIPMENT
       American Axle & Manufacturing, Sr Sub Notes, 9.750%,
         3/1/2009                                                 $    100,000        107,250
       Dana Corp, Sr Notes, 10.125%, 3/15/2010                    $    200,000        202,500
       Dura Operating, Sr Notes, Series B, 8.625%, 4/15/2012      $    170,000        170,850
       Lear Corp, Gtd Sr Notes, Series B, 7.960%, 5/15/2005       $    250,000        256,562
       Metaldyne Corp, Notes, 11.000%, 6/15/2012                  $    225,000        184,500
       Universal Compression, Sr Discount Step-Up Notes
         Zero Coupon(b), 2/15/2008                                $    405,000        417,150
===============================================================================================
                                                                                    1,338,812
4.30   BROADCASTING -- RADIO/TV
       Acme Television LLC/Acme Financial Sr Discount Notes,
         Series B 10.875%, 9/30/2004                              $    265,000        269,637
       Allbritton Communications, Sr Sub Notes(a), 7.750%,
         12/15/2012                                               $    240,000        240,300
       Chancellor Media of Los Angeles, Sr Sub Notes,
         Series B, 8.750%, 6/15/2007                              $    500,000        521,875
       Gray Television, Sr Sub Notes, 9.250%, 12/15/2011          $    430,000        462,787
       Sinclair Broadcast Group, Sr Sub Notes
         8.750%, 12/15/2011                                       $    460,000        495,075
         8.000%(a), 3/15/2012                                     $    225,000        234,563
       XM Satellite Radio, Sr Secured Notes, 14.000%, 3/15/2010   $    250,000        170,000
===============================================================================================
                                                                                    2,394,237
3.95   CABLE & SATELLITE OPERATORS
       Adelphia Communications, Sr Notes(c)(d), 10.250%,
         6/15/2011                                                $    250,000         96,250
       Century Communications, Sr Notes(c)(d), 9.500%, 3/1/2005   $    100,000         26,000
       Charter Communications Holdings LLC/Charter
         Communications Holdings Capital, Sr Notes, 8.250%,
         4/1/2007                                                 $    950,000        422,750
       EchoStar DBS, Sr Notes, 9.125%, 1/15/2009                  $    270,000        284,175
       Star Choice Communications, Sr Secured Notes, 13.000%,
         12/15/2005                                               $  1,450,000      1,370,250
===============================================================================================
                                                                                    2,199,425
10.01  CASINOS & GAMING
       Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011              $    415,000        439,381
       Chumash Casino & Resort Enterprise, Sr Notes(a),
         9.000%, 7/15/2010                                        $    215,000        227,900
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Hollywood Casino, Sr Secured Notes, 11.250%, 5/1/2007      $    400,000   $    432,000
       Hollywood Park/Hollywood Park Operating, Sr Sub Notes
         Series B, 9.500%, 8/1/2007                               $    300,000        267,000
       Isle of Capri Casinos, Sr Sub Notes, Series B, 8.750%,
         4/15/2009                                                $    500,000        513,750
       Mandalay Resort Group
         Sr Notes, 9.500%, 8/1/2008                               $    500,000        553,750
         Sr Sub Notes, 9.375%, 2/15/2010                          $    350,000        376,250
       Mohegan Tribal Gaming Authority, Sr Sub Notes,
         Series B, 8.375%, 7/1/2011                               $  1,000,000      1,051,250
       Park Place Entertainment, Sr Sub Notes
         8.125%, 5/15/2011                                        $    635,000        658,813
         7.875%, 12/15/2005                                       $    250,000        254,375
       Penn National Gaming, Sr Sub Notes, Series B, 11.125%,
         3/1/2008                                                 $    600,000        657,000
       Resorts International Hotel & Casino, 1st Mortgage Notes
         11.500%, 3/15/2009                                       $    150,000        135,750
===============================================================================================
                                                                                    5,567,219
0.76   CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
       Cummins Inc, Sr Notes(a), 9.500%, 12/1/2010                $    250,000        266,250
       Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                $    170,000        154,913
===============================================================================================
                                                                                      421,163
2.05   DISTRIBUTORS
       Ferrellgas Partners LP, Sr Notes, 8.750%, 6/15/2012        $    565,000        584,775
       Herbalife International, Sr Sub Notes(a), 11.750%,
         7/15/2010                                                $     75,000         74,906
       National Waterworks, Sr Sub Notes(a), 10.500%, 12/1/2012   $    320,000        334,000
       United Auto Group, Sr Sub Notes(a), 9.625%, 3/15/2012      $    150,000        145,500
===============================================================================================
                                                                                    1,139,181
1.89   DIVERSIFIED CHEMICALS
       FMC Corp, Sr Secured Notes(a), 10.250%, 11/1/2009          $    215,000        232,200
       Huntsman International LLC, Sr Notes, 9.875%, 3/1/2009     $    500,000        500,000
       Lyondell Chemical, Sr Secured Notes
         Series B, 9.875%, 5/1/2007                               $    150,000        144,000
         11.125%, 7/15/2012                                       $    175,000        172,375
===============================================================================================
                                                                                    1,048,575
0.32   DIVERSIFIED COMMERCIAL SERVICES
       Iron Mountain, Sr Notes, 8.125%, 5/15/2008                 $    175,000        178,938
===============================================================================================
1.02   DIVERSIFIED FINANCIAL SERVICES
       Madison River Capital LLC/Madison River Finance
         Sr Notes, Series B, 13.250%, 3/1/2010                    $  1,000,000        570,000
===============================================================================================
4.76   ELECTRIC UTILITIES
       CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004          $    560,000        520,800
       Consumers Energy, 1st & Refunding Mortgage, 7.375%,
         9/15/2023                                                $    325,000        314,743
       El Paso Electric, 1st Mortgage Notes, Series D, 8.900%,
         2/1/2006                                                 $    400,000        404,105
       Mission Energy Holdings, Sr Secured Notes, 13.500%,
         7/15/2008                                                $    660,000        151,800
       Nevada Power, General & Refunding Mortgage Notes(a),
         10.875%, 10/15/2009                                      $    170,000        171,700
       Niagara Mohawk Power, 1st Mortgage Notes, 9.750%,
         11/1/2005                                                $    925,000      1,082,525
===============================================================================================
                                                                                    2,645,673
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
0.96   ELECTRONIC EQUIPMENT & INSTRUMENTS
       PerkinElmer Inc, Sr Sub Notes(a), 8.875%, 1/15/2013        $    440,000   $    433,400
       Sanmina-SCI Corp, Sr Secured Notes(a), 10.375%, 1/15/2010  $    100,000        101,000
===============================================================================================
                                                                                      534,400
1.36   ENVIRONMENTAL SERVICES
       Allied Waste North America
         Sr Notes, Series B, 8.875%, 4/1/2008                     $    150,000        152,250
         Sr Secured Notes(a), 9.250%, 9/1/2012                    $    275,000        281,875
       IESI Corp, Sr Sub Notes(a), 10.250%, 6/15/2012             $     95,000         91,675
       Synagro Technologies, Sr Sub Notes, 9.500%, 4/1/2009       $    220,000        229,350
===============================================================================================
                                                                                      755,150
1.30   FOOD DISTRIBUTORS
       Fleming Cos, Sr Notes, 9.250%, 6/15/2010                   $    225,000        176,625
       Roundy's Inc, Sr Sub Notes
         Series B, 8.875%, 6/15/2012                              $    225,000        220,500
         8.875%(a), 6/15/2012                                     $    330,000        323,400
===============================================================================================
                                                                                      720,525
0.23   FOREST PRODUCTS
       Pope & Talbot, Sr Notes, 8.375%, 6/1/2013                  $    150,000        130,125
===============================================================================================
0.52   HEALTH CARE EQUIPMENT
       Advanced Medical Optics, Sr Sub Notes, 9.250%, 7/15/2010   $    280,000        288,400
===============================================================================================
1.89   HEALTH CARE FACILITIES
       Alderwoods Group, Sr Notes, 12.250%, 1/2/2009              $    360,000        327,600
       Extendicare Health Services, Sr Notes(a), 9.500%, 7/1/2010 $    355,000        344,350
       Tenet Healthcare, Sr Notes, 6.500%, 6/1/2012               $    115,000        104,075
       United Surgical Partners International, Sr Sub Notes,
         10.000%, 12/15/2011                                      $    270,000        276,750
===============================================================================================
                                                                                    1,052,775
2.41   HOMEBUILDING
       D.R. Horton, Sr Notes, 8.000%, 2/1/2009                    $    600,000        600,000
       Lennar Corp, Sr Notes, 7.625%, 3/1/2009                    $    500,000        515,000
       Ryland Group, Sr Notes, 9.750%, 9/1/2010                   $    205,000        224,475
===============================================================================================
                                                                                    1,339,475
2.53   HOTELS & RESORTS
       Host Marriott LP, Sr Notes, Series I, 9.500%, 1/15/2007    $    500,000        507,500
       John Q Hammons Hotels LP/John Q Hammons Hotels
         Finance III 1st Mortgage Notes, Series B, 8.875%,
         5/15/2012                                                $    420,000        422,100
       Wynn Las Vegas LLC/Wynn Las Vegas Capital, 2nd Mortgage
         Notes 12.000%, 11/1/2010                                 $    475,000        479,750
===============================================================================================
                                                                                    1,409,350
0.19   INDUSTRIAL MACHINERY
       Rexnord Corp, Sr Sub Notes(a), 10.125%, 12/15/2012         $    105,000        107,625
===============================================================================================
6.67   INTEGRATED TELECOMMUNICATION SERVICES
       Block Communications, Sr Sub Notes, 9.250%, 4/15/2009      $    375,000        387,187
       CFW Communications, Sr Notes, 13.000%, 8/15/2010           $    750,000        202,500
       COLT Telecom Group PLC, Sr Discount Notes, 12.000%,
         12/15/2006                                               $    820,000        549,400
       Crown Castle International, Sr Notes, 9.375%, 8/1/2011     $    500,000        415,000
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Diamond Cable Communications PLC, Sr Discount Notes
         11.750%(c)(d), 12/15/2005                                $    920,000   $     82,800
         10.750%(c)(d), 2/15/2007                                 $    995,000         89,550
       GCI Inc, Sr Notes, 9.750%, 8/1/2007                        $    395,000        316,000
       MetroNet Communications, Sr Discount Step-Up Notes(j)
         Zero Coupon(b), 6/15/2008                                $  3,400,000        493,000
       NEXTLINK Communications LLC
         Sr Discount Step-Up Notes(c), Zero Coupon(b), 4/15/2008  $  1,000,000          1,250
         Sr Notes(c), 10.750%, 11/15/2008                         $    500,000            625
       NEXTLINK Communications LLC/NEXTLINK Capital
         Sr Notes(c), 12.500%, 6/15/2006                          $    940,000          1,175
       US WEST Communications, Notes, 7.200%, 11/1/2004           $  1,235,000      1,173,250
===============================================================================================
                                                                                    3,711,737
2.27   LEISURE FACILITIES
       Intrawest Corp, Sr Notes
         10.500%(a), 2/1/2010                                     $     95,000         99,750
         9.750%, 8/15/2008                                        $    250,000        255,000
       Regal Cinemas, Sr Sub Notes, Series B, 9.375%, 2/1/2012    $    325,000        346,125
       Six Flags, Sr Notes, 8.875%, 2/1/2010                      $    600,000        564,000
===============================================================================================
                                                                                    1,264,875
0.63   MANAGED HEALTH CARE
       Rotech Healthcare, Sr Sub Notes(a), 9.500%, 4/1/2012       $    350,000        350,438
===============================================================================================
0.37   METAL & GLASS CONTAINERS
       BWay Corp, Sr Sub Notes(a), 10.000%, 10/15/2010            $    200,000        207,500
===============================================================================================
2.48   MOVIES & ENTERTAINMENT
       AMC Entertainment, Sr Sub Notes, 9.875%, 2/1/2012          $  1,400,000      1,379,000
===============================================================================================
2.73   MULTI-UTILITIES
       AES Corp, Sr Secured Notes(a), 10.000%, 7/15/2005          $    459,000        436,050
       Aquila Inc
         Notes(a), 14.375%, 7/1/2012                              $    375,000        296,250
         Sr Notes, 8.700%, 2/1/2011                               $    110,000         74,237
       Western Resources, Notes, 6.250%, 8/15/2018                $    745,000        715,200
===============================================================================================
                                                                                    1,521,737
0.23   NATURAL GAS PIPELINES
       Plains All American Pipeline LLC/Plains All American
         Pipeline Finance Sr Notes(a), 7.750%, 10/15/2012         $    125,000        130,000
===============================================================================================
2.57   OIL & GAS DRILLING
       Pride International, Sr Notes, 10.000%, 6/1/2009           $  1,000,000      1,080,000
       Westport Resources, Sr Sub Notes(a), 8.250%, 11/1/2011     $    335,000        351,750
===============================================================================================
                                                                                    1,431,750
3.04   OIL & GAS EQUIPMENT & SERVICES
       Grant Prideco, Sr Notes
         Series B, 9.625%, 12/1/2007                              $    525,000        556,500
         9.000%(a), 12/15/2009                                    $    210,000        218,400
       Gulfmark Offshore, Sr Notes, 8.750%, 6/1/2008              $    450,000        454,500
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Trico Marine Services, Sr Notes, 8.875%, 5/15/2012         $    500,000   $    462,500
===============================================================================================
                                                                                    1,691,900
4.91   OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
       Chesapeake Energy, Sr Notes, 8.125%, 4/1/2011              $    500,000        515,000
       Forest Oil, Sr Notes, 8.000%, 6/15/2008                    $    505,000        532,775
       Parker & Parsley Petroleum, Sr Notes, 8.875%, 4/15/2005    $    450,000        482,675
       Vintage Petroleum
         Sr Notes, 8.250%, 5/1/2012                               $    605,000        629,200
         Sr Sub Notes, 9.000%, 12/15/2005                         $    570,000        572,850
===============================================================================================
                                                                                    2,732,500
0.47   OIL & GAS REFINING & MARKETING
       Tesoro Petroleum, Sr Sub Notes, 9.625%, 4/1/2012           $    400,000        260,000
===============================================================================================
0.40   PACKAGED FOODS & MEATS
       Del Monte, Sr Sub Notes(a), 8.625%, 12/15/2012             $    220,000        224,400
===============================================================================================
1.64   PAPER PACKAGING
       Appleton Papers, Sr Sub Notes, Series B, 12.500%,
         12/15/2008                                               $    435,000        475,781
       Chesapeake Corp, Deb, 7.200%, 3/15/2005                    $    125,000        118,750
       Graphic Packaging, Sr Sub Notes, 8.625%, 2/15/2012         $    300,000        315,750
===============================================================================================
                                                                                      910,281
2.63   PAPER PRODUCTS
       Abitibi-Consolidated Inc, Notes, 6.950%, 4/1/2008          $    500,000        517,434
       Bear Island Paper LLC/Bear Island Finance II, Sr
         Secured Notes Series B, 10.000%, 12/1/2007               $    400,000        340,500
       Jefferson Smurfit, Sr Notes(a), 8.250%, 10/1/2012          $    150,000        153,000
       MDP Acquisitions PLC, Sr Notes(a), 9.625%, 10/1/2012       $    435,000        452,400
===============================================================================================
                                                                                    1,463,334
1.32   PHARMACEUTICALS
       aaiPharma Inc, Sr Sub Notes, 11.000%, 4/1/2010             $    450,000        450,000
       AmerisourceBergen Corp, Sr Notes(a), 7.250%, 11/15/2012    $    275,000        281,875
===============================================================================================
                                                                                      731,875
2.52   PUBLISHING & PRINTING
       Dex Media East LLC/Dex Media East Finance
         Sr Notes(a), 9.875%, 11/15/2009                          $    325,000        347,750
         Sr Sub Notes(a), 12.125%, 11/15/2012                     $    100,000        110,750
       Hollinger International Publishing, Sr Notes(a), 9.000%,
         12/15/2010                                               $    185,000        186,619
       Mail-Well Inc, Sr Notes, 9.625%, 3/15/2012                 $    610,000        542,900
       Nebraska Book, Sr Sub Notes, 8.750%, 2/15/2008             $    220,000        215,600
===============================================================================================
                                                                                    1,403,619
0.47   REAL ESTATE INVESTMENT TRUSTS
       Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%,
         5/1/2009                                                 $    255,000        263,925
===============================================================================================
2.19   REAL ESTATE MANAGEMENT & DEVELOPMENT
       Choctaw Resort Development, Sr Notes, 9.250%, 4/1/2009     $    235,000        248,512
       Corrections Corp of America, Sr Notes(a), 9.875%, 5/1/2009 $    915,000        969,900
===============================================================================================
                                                                                    1,218,412
1.27   SPECIALTY CHEMICALS
       IMC Global, Sr Notes, 11.250%, 6/1/2011                    $    425,000        456,875
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Millennium America, Sr Notes(a), 9.250%, 6/15/2008         $    215,000   $    224,137
       Resolution Performance, Sr Sub Notes, 13.500%, 11/15/2010  $     25,000         26,375
===============================================================================================
                                                                                      707,387
1.31   SPECIALTY STORES
       Cole National Group, Sr Sub Notes, 8.875%, 5/15/2012       $    100,000         94,000
       Hollywood Entertainment, Sr Sub Notes, 9.625%, 3/15/2011   $    220,000        224,400
       Sonic Automotive, Sr Sub Notes, Series D, 11.000%,
         8/1/2008                                                 $    100,000        102,000
       United Rentals, Sr Sub Notes, Series B, 8.800%, 8/15/2008  $    390,000        311,025
===============================================================================================
                                                                                      731,425
1.40   STEEL
       Jarden Corp, Sr Sub Notes, 9.750%, 5/1/2012                $    265,000        270,300
       Steel Dynamics, Sr Notes, 9.500%, 3/15/2009                $    485,000        508,038
===============================================================================================
                                                                                      778,338
0.66   TEXTILES
       Collins & Aikman Floorcoverings, Sr Sub Notes, 9.750%,
         2/15/2010                                                $    100,000        100,000
       Simmons Co, Sr Sub Notes, Series B, 10.250%, 3/15/2009     $    250,000        265,000
===============================================================================================
                                                                                      365,000
4.16   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Communications, Sr Serial Redeemable Notes
         9.500%, 2/1/2011                                         $    190,000        171,000
         9.375%, 11/15/2009                                       $    400,000        362,000
       NII Holdings Ltd, Secured Sr Discount Step-Up Notes,
         Zero Coupon(b), 11/1/2009                                $     99,685         73,767
       Rural Cellular, Sr Sub Notes, 9.750%, 1/15/2010            $    600,000        360,000
       Triton PCS, Sr Sub Discount Step-Up Notes, Zero
         Coupon(b), 5/1/2008                                      $  1,000,000        832,500
       UbiquiTel Operating, Sr Sub Discount Step-Up Notes,
         Zero Coupon(b), 4/15/2010                                $    750,000         45,000
       US Unwired, Sr Sub Discount Step-Up Notes, Series B,
         Zero Coupon(b), 11/1/2009                                $    800,000         48,000
       VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009        $    400,000        420,000
===============================================================================================
                                                                                    2,312,267
       TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $61,842,466)                  51,937,211
===============================================================================================
0.24   COMMON STOCKS & WARRANTS
0.00   BROADCASTING -- RADIO/TV
       XM Satellite Radio Warrants(a)(e) (Exp 2010)                        250            125
===============================================================================================
0.01   INTEGRATED TELECOMMUNICATION SERVICES
       Focal Communications(e)                                          13,945            697
       McLeodUSA Inc Class A Warrants(e) (Exp 2007)                      8,399          2,940
       Ntelos Inc Warrants(a)(e) (Exp 2010)                                750          1,125
       STARTEC Global Communications Warrants(d)(e)(i) (Exp 2008)          150              2
===============================================================================================
                                                                                        4,764
0.00   INTERNET SOFTWARE & SERVICES
       Wam!Net Warrants(a)(e) (Exp 2005)                                   900              9
===============================================================================================
0.23   WIRELESS TELECOMMUNICATION SERVICES
       NII Holdings Class B Shrs(e)                                     10,787        126,747
===============================================================================================
       TOTAL COMMON STOCKS & WARRANTS (COST $1,109,676)                               131,645
===============================================================================================
3.27   PREFERRED STOCKS
0.03   INTEGRATED TELECOMMUNICATION SERVICES
       McLeodUSA Inc, Conv Pfd, Series A Shrs, 2.500%                    3,789         15,535
===============================================================================================
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
1.03   MOVIES & ENTERTAINMENT
       CSC Holdings
         Conv Pfd, Series H Shrs, 11.750%                                3,850   $    365,750
         Pfd, Series M Shrs, 11.125%                                     2,250        209,250
===============================================================================================
                                                                                      575,000
2.21   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Communications, Exchangeable Pfd, Series E Shrs,
         11.125%(f)                                                      1,386      1,230,075
===============================================================================================
       TOTAL PREFERRED STOCKS (COST $1,589,209)                                     1,820,610
===============================================================================================
0.31   OTHER SECURITIES -- ELECTRIC UTILITIES
       Alliant Energy Resources, Sr Exchangeable Step-Down Notes(a)
         PAY PHONES(g), 7.250%(h), 2/15/2030 (Each shr exchangeable
         for 2.5 Shrs McLeodUSA Inc(d) Cmn Stk)(Cost $460,750)           7,000        171,500
===============================================================================================
2.44   SHORT-TERM INVESTMENTS -- CORPORATE BONDS
0.09   CABLE & SATELLITE OPERATORS
       Adelphia Communications, Sr Notes, Series B(c)(d), 9.250%,
         3/1/2003                                                 $    135,000         49,950
===============================================================================================
0.90   ENVIRONMENTAL SERVICES
       Browning-Ferris Industries, Sr Notes, 6.100%, 1/15/2003    $    500,000        500,077
===============================================================================================
1.45   HEALTH CARE FACILITIES
       Healthsouth Corp, Notes, 3.250%, 4/1/2003                  $    830,000        810,288
===============================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $1,441,155)                     1,360,315
===============================================================================================
99.60  TOTAL INVESTMENTS AT VALUE
        (AMORTIZED COST $66,443,256)                                               55,421,281
===============================================================================================
0.40   OTHER ASSETS LESS LIABILITIES                                                  220,654
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $ 55,641,935
===============================================================================================

(a)  Securities  acquired  pursuant to Rule 144A. The Fund deems such securities to be "liquid"
     because an institutional market exits.

(b)  Step-up  securities are  obligations  which increase the interest rate at a specific point in time. Rate shown reflects  current rate which may step-up at a future date.

(c)  Defaulted  security.  The issuer is in  default  with  respect to  interest payments and the
     Fund has stopped accruing  interest income and has written off accrued interest.

(d)  The company filed for bankruptcy.

(e)  Security is non-income producing.

(f)  Security is a  payment-in-kind  (PIK)  security.  PIK  securities  may make interest payments in additional securities.

(g)  PAY PHONES - Premium  Accelerated  Yield  Participating  Hybrid Option Note Exchangeable
     Securities

(h)  Step-down  securities are obligations which decrease the interest rate at a specific  point in  time.  Rate  shown  reflects  current  rate  which  may step-down at a future date.

(i)  The Fund has written off security on January 7, 2003.

(j)  Defaulted security. The Fund has stopped accruing interest income.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                           HIGH
                                                                          YIELD
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost                                                        $   66,443,256
================================================================================
  At Value                                                       $   55,421,281
Receivables:
  Investment Securities Sold                                          2,087,674
  Fund Shares Sold                                                       27,898
  Dividends and Interest                                              1,171,867
Prepaid Expenses and Other Assets                                         2,734
================================================================================
TOTAL ASSETS                                                         58,711,454
================================================================================
LIABILITIES
Payables:
  Custodian                                                              35,565
  Fund Shares Repurchased                                               109,906
  Borrowing from an Affiliated Fund (Note 6)                          1,266,000
  Borrowing on Line of Credit (Note 7)                                1,647,000
Accrued Expenses and Other Payables                                      11,048
================================================================================
TOTAL LIABILITIES                                                     3,069,519
================================================================================
NET ASSETS AT VALUE                                              $   55,641,935
================================================================================
NET ASSETS
Paid-in Capital(a)                                               $   88,572,675
Accumulated Undistributed Net Investment Income                       4,186,179
Accumulated Undistributed Net Realized Loss on Investment
  Securities                                                        (26,094,944)
Net Depreciation of Investment Securities                           (11,021,975)
================================================================================
NET ASSETS AT VALUE                                              $   55,641,935
================================================================================
Shares Outstanding                                                    8,273,816
NET ASSET VALUE, Offering and Redemption Price per Share         $         6.73
================================================================================

(a) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                           HIGH
                                                                          YIELD
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $      274,982
Dividends from Affiliated Investment Companies                           27,871
Interest                                                              4,472,038
================================================================================
  TOTAL INCOME                                                        4,774,891
================================================================================
EXPENSES
Investment Advisory Fees                                                343,953
Administrative Services Fees                                            161,912
Custodian Fees and Expenses                                              11,052
Directors' Fees and Expenses                                             15,179
Interest Expenses                                                         1,129
Professional Fees and Expenses                                           19,880
Registration Fees and Expenses                                              323
Reports to Shareholders                                                  29,087
Transfer Agent Fees                                                       5,000
Other Expenses                                                           14,731
================================================================================
  TOTAL EXPENSES                                                        602,246
  Fees and Expenses Paid Indirectly                                      (1,005)
================================================================================
     NET EXPENSES                                                       601,241
================================================================================
NET INVESTMENT INCOME                                                 4,173,650
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                          (11,558,358)
Change in Net Appreciation/Depreciation of Investment Securities      7,854,615
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                    (3,703,743)
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $      469,907
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Loss                               $     4,173,650    $    5,984,610
Net Realized Loss                                     (11,558,358)      (12,496,358)
Change in Net Appreciation/Depreciation                 7,854,615        (4,704,787)
====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS     469,907       (11,216,535)
====================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                  (5,997,153)       (5,732,065)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                          98,462,822        60,209,700
Reinvestment of Distributions                           5,997,153         5,732,065
====================================================================================
                                                      104,459,975        65,941,765
Amounts Paid for Repurchases of Shares                (96,518,368)      (47,166,690)
====================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                          7,941,607        18,775,075
====================================================================================
TOTAL INCREASE IN NET ASSETS                            2,414,361         1,826,475
NET ASSETS
Beginning of Period                                    53,227,574        51,401,099
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $4,186,179 and $5,994,501,
  respectively)                                   $    55,641,935    $   53,227,574
====================================================================================

            ---------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                            13,576,178         6,013,817
Shares Issued from Reinvestment of Distributions          891,122           750,284
====================================================================================
                                                       14,467,300         6,764,101
Shares Repurchased                                    (13,162,607)       (4,899,874)
====================================================================================
NET INCREASE IN FUND SHARES                             1,304,693         1,864,227
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund (the "Fund", presented herein), Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek a high level of current income by investing primarily in lower rated bonds, other debt securities and preferred stocks. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investment in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies and instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. It is the Fund's accounting practice to discontinue the accrual of income to provide an estimate for probable losses due to unpaid interest income on defaulted bonds. Charge offs of income are recorded when information obtained indicates previously recorded amounts are not collectible. During the year ended December 31, 2002, the Fund wrote off accrued interest which amounted to $245,998.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $5,997,153 of ordinary income distributions. Of the ordinary income distributions declared for the year ended December 31, 2002, 7.61% qualified for the dividends received deduction available to the Fund's Corporate shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                         $    67,031,551
                                                                ================

   Gross Tax Unrealized Appreciation                            $     1,122,462
   Gross Tax Unrealized Depreciation                                 12,732,732
                                                                ----------------

   Net Tax Depreciation on Investments                          $   (11,610,270)
                                                                ================

   Undistributed Ordinary Income                                $     4,190,137
   Accumulated Capital Loss Carryovers                              (22,089,140)
   Cumulative Effect of Other Timing Differences                     (3,421,467)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2007, 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $3,417,509 and deferred directors' fees.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.60% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the year ended December 31, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $58,003,882 and $39,912,049, respectively. During that same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $365,798 and $399,504, respectively.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $1,412. Unfunded accrued pension costs of $0 and pension liability of $3,957 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the year ended December 31, 2002, in which the issuer was an affiliate of the Fund, is as follows:

                                                                           REALIZED
                                                                     GAIN (LOSS) ON
                          PURCHASES                   SALES              INVESTMENT        VALUE AT
                   ------------------------------------------------
AFFILIATE          SHARES           COST      SHARES       PROCEEDS      SECURITIES      12/31/2002
---------------------------------------------------------------------------------------------------
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund             24,412       $ 24,412   3,127,347    $ 3,127,347              --              --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, the Fund borrowed cash at a weighted average rate of 1.50% and interest expenses amounted to $1,049. At December 31, 2002, the Fund had borrowed from INVESCO Sector Funds, Inc. - Technology Fund at an interest rate of 1.45%. The amount of the borrowing and the related accrued interest are presented in the Statement of Assets and Liabilities. On January 2, 2003, the Fund paid the borrowing back from INVESCO Sector Funds, Inc. - Technology Fund in full including accrued interest.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended
December 31, 2002, the Fund borrowed cash at a weighted average of 1.75% and interest expenses amounted to $80. At December 31, 2002, the Fund borrowed on its line of credit at an interest rate of 1.75%. The amount of the borrowing and the related accrued interest are presented in the Statement of Assets and Liabilities. On January 2, 2003, the Fund paid back the borrowing in full including accrued interest.

         --------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of High Yield Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------------
                                                  2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period        $   7.64     $  10.07     $  11.51     $  11.31     $  12.46
===========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.46         0.67         1.12         0.93         0.97
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (0.56)       (2.17)       (2.46)        0.11        (0.80)
===========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (0.10)       (1.50)       (1.34)        1.04         0.17
===========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.81         0.93         0.10         0.84         0.98
Distributions from Capital Gains                  0.00         0.00         0.00         0.00         0.34
===========================================================================================================
TOTAL DISTRIBUTIONS                               0.81         0.93         0.10         0.84         1.32
===========================================================================================================
Net Asset Value -- End of Period              $   6.73     $   7.64     $  10.07     $  11.51     $  11.31
===========================================================================================================

TOTAL RETURN(a)                                 (1.30%)     (14.93%)     (11.68%)       9.20%        1.42%

RATIOS
Net Assets -- End of Period ($000 Omitted)     $55,642      $53,228     $51,401      $58,379       $42,026
Ratio of Expenses to Average Net Assets(b)       1.05%        1.02%       1.05%        1.05%         0.85%
Ratio of Net Investment Income to Average
  Net Assets                                     7.28%        9.56%       9.94%        8.81%         8.99%
Portfolio Turnover Rate                            95%         109%        118%         143%          245%

(a)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(b)  Ratio is based on Total  Expenses of the Fund,  which is before any expense offset arrangements (which may include custodian fees).

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.


A93  900426  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-LEISURE FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-LEISURE FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - LEISURE FUND
     The line graph compares the value of a $10,000 investment in VIF - Leisure Fund to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (5/02) through 12/31/02.

            VIF - LEISURE FUND      S&P 500 INDEX(2)

5/02        $10,000                 $10,000
12/02       $ 8,520                 $ 8,271

--------------------------------------------------------------------------------
                                VIF-LEISURE FUND
                    CUMULATIVE TOTAL RETURN AS OF 12/31/02(1)

Since inception (5/02)              (14.80%)
--------------------------------------------------------------------------------

     From the fund's inception on May 1, 2002, through December 31, 2002, the value of VIF-Leisure Fund declined 14.80%. During that same period, the fund's benchmark, the S&P 500 Index, declined 17.29%. (Of course, past performance is not a guarantee of future results.)(1),(2)

     During the eight months since the fund's inception, the market has had to contend with a number of disturbing developments that continued to eat away at investor confidence. While we would much prefer to report better absolute results, we are pleased with the portfolio's showing relative to the broad market, given the challenging market backdrop.

     Contributing to the fund's relative outperformance were healthy returns from several of its largest positions. For example, casino operator Harrah's Entertainment and video slot machine designer International Game Technology, which together represented more than 12% of the portfolio at year-end, both finished the tumultuous year on positive ground. In addition to gains from the gaming sector, performance was supported by our publishing, movie studio and beverage stocks.

     Detracting from our returns were the fund's holdings in video games, radio and television broadcasting, and advertising agencies. Individual disappointments included Valassis Communications, which came under pressure after its primary competitor in the coupon publishing business announced plans to cut prices.

     Going forward, we will stay true to our strategy of finding compelling long-term growth opportunities that we believe offer innovative products and services, and that are trading at prices that do not fully reflect their potential. Furthermore, we continue to travel extensively, meeting with corporate management teams and obtaining a firsthand look at the financial health of our holdings.

     Interestingly, recent conversations with various management teams suggest the business environment might be improving. We are also encouraged to hear that many companies continue to focus on costs and have trimmed capital expenditures, which makes existing business lines even more profitable.

FUND MANAGEMENT
MARK GREENBERG, CFA
     Senior Vice President of INVESCO Funds Group. BSBA, Marquette University. Joined INVESCO in 1996. Began investment career in 1980.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                               COUNTRY
                                               CODE IF
%      DESCRIPTION                              NON US                  SHARES          VALUE
-----------------------------------------------------------------------------------------------
LEISURE FUND
94.81  COMMONS STOCKS
11.16  ADVERTISING
       Grey Global Group                                                    13   $      7,944
       Harte-Hanks Inc                                                   2,577         48,113
       JC Decaux SA(a)                              FR                   1,091         13,166
       Omnicom Group                                                     6,579        425,003
       Valassis Communications(a)                                        3,929        115,631
       WPP Group PLC                                UK                   9,255         70,699
==============================================================================================
                                                                                      680,556
2.80   APPAREL, ACCESSORIES & LUXURY GOODS
       Jones Apparel Group(a)                                            3,040        107,738
       Polo Ralph Lauren Class A Shrs(a)                                 2,879         62,647
==============================================================================================
                                                                                      170,385
8.47   BREWERS
       Anheuser-Busch Cos                                                3,276        158,558
       Carlsberg A/S Class B Shrs                   DA                   3,762        165,555
       Diageo PLC                                   UK                   1,969         21,397
       Heineken NV                                  NL                   4,051        158,142
       Interbrew(a)                                 BE                     549         12,963
==============================================================================================
                                                                                      516,615
5.40   BROADCASTING -- RADIO/TV
       Belo Corp Class A Shrs                                            3,366         71,763
       Clear Channel Communications(a)                                   1,155         43,070
       Fox Kids Europe NV(a)                        NL                   7,898         37,297
       Granada PLC                                  UK                   1,871          2,402
       Gray Television                                                   5,385         52,504
       Sinclair Broadcast Group Class A Shrs(a)                          5,238         60,918
       Spanish Broadcasting System Class A Shrs(a)                       2,533         18,238
       Television Broadcasts Ltd Sponsored ADR
         Representing 2 Ord Shrs                    HK                      76            479
       Univision Communications Class A Shrs(a)                          1,724         42,238
==============================================================================================
                                                                                      328,909
8.60   CABLE & SATELLITE OPERATORS
       Cablevision Systems Class A Shrs(a)                               5,500         92,070
       Comcast Corp Class A Shrs(a)                                      3,197         75,353
       EchoStar Communications Class A Shrs(a)                           3,820         85,033
       Liberty Media Class A Shrs(a)                                    30,413        271,892
==============================================================================================
                                                                                      524,348
1.13   CABLE & SATELLITE PROGRAMMERS
       USA Interactive(a)                                                3,000         68,760
==============================================================================================
                                               COUNTRY
                                               CODE IF
%      DESCRIPTION                              NON US                  SHARES          VALUE
-----------------------------------------------------------------------------------------------
14.48  CASINOS & GAMING
       Harrah's Entertainment(a)                                         9,180   $    363,528
       International Game Technology(a)                                  5,499        417,484
       MGM MIRAGE(a)                                                     1,419         46,785
       Park Place Entertainment(a)                                         879          7,384
       Wynn Resorts Ltd(a)                                               3,623         47,498
==============================================================================================
                                                                                      882,679
0.44   CONSUMER ELECTRONICS
       Sony Corp Sponsored ADR Representing
         Ord Shrs                                   JA                     651         26,893
==============================================================================================
1.44   CRUISE LINES
       Carnival Corp                                                     1,973         49,226
       Royal Caribbean Cruises Ltd                                       1,592         26,586
       Steiner Leisure Ltd(a)                                              866         12,072
==============================================================================================
                                                                                       87,884
0.68   DIVERSIFIED FINANCIAL SERVICES
       Pargesa Holding AG Class B Shrs              SZ                      23         41,585
==============================================================================================
0.68   DIVERSIFIED METALS & MINING
       Anglo American PLC ADR Representing
         Ord Shrs UK                                                     2,831         41,333
==============================================================================================
0.75   FOOTWEAR
       Foot Locker(a)                                                    1,410         14,805
       NIKE Inc Class B Shrs                                               697         30,996
==============================================================================================
                                                                                       45,801
0.69   GENERAL MERCHANDISE STORES
       Target Corp                                                         530         15,900
       Tuesday Morning(a)                                                1,543         26,385
==============================================================================================
                                                                                       42,285
6.43   HOTELS & RESORTS
       Accor SA                                     FR                     907         27,469
       Cendant Corp(a)                                                   5,271         55,240
       Extended Stay America(a)                                          1,787         26,358
       Hilton Hotels                                                     5,656         71,888
       Marriott International Class A Shrs                               2,481         81,551
       NH Hoteles SA(a)                             SP                   3,553         30,537
       Starwood Hotels & Resorts Worldwide
         Paired Certificates SBI                                         4,172         99,043
==============================================================================================
                                                                                      392,086
0.32   INDUSTRIAL CONGLOMERATES
       Compagnie Nationale a Portefeuille           BE                     175         19,466
==============================================================================================
1.27   INVESTMENT COMPANIES
       iShares Trust
         Russell 1000 Index Fund                                           541         25,276
         S&P 500 Index Fund                                                589         52,038
==============================================================================================
                                                                                       77,314
                                               COUNTRY
                                               CODE IF
%      DESCRIPTION                              NON US                  SHARES          VALUE
-----------------------------------------------------------------------------------------------
1.38   LEISURE FACILITIES
       Cedar Fair LP                                                       907   $     21,405
       Intrawest Corp                               CA                   3,702         45,905
       Six Flags(a)                                                      2,001         11,426
       Vail Resorts(a)                                                     372          5,643
===============================================================================================
                                                                                       84,379
7.28   LEISURE PRODUCTS
       Activision Inc(a)                                                   826         12,051
       Electronic Arts(a)                                                  286         14,234
       Hasbro Inc                                                        1,295         14,957
       Mattel Inc                                                       21,025        402,629
===============================================================================================
                                                                                      443,871
10.05  MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                               10,462        137,052
       Groupe Bruxelles Lambert SA                  BE                   3,084        126,250
       Metro-Goldwyn-Mayer Inc(a)                                        7,651         99,463
       Pixar Inc(a)                                                        972         51,506
       Regal Entertainment Group Class A Shrs                            1,217         26,068
       Viacom Inc
         Class A Shrs(a)                                                   953         38,892
         Class B Shrs(a)                                                 1,682         68,558
       Walt Disney                                                       3,970         64,751
===============================================================================================
                                                                                      612,540
7.95   PUBLISHING & PRINTING
       E.W. Scripps Class A Shrs                                           685         52,711
       Gannett Co                                                        1,350         96,930
       Knight-Ridder Inc                                                 2,221        140,478
       McClatchy Co Class A Shrs                                         1,066         60,474
       McGraw-Hill Cos                                                     719         43,456
       Media General Class A Shrs                                          508         30,455
       New York Times Class A Shrs                                       1,320         60,364
===============================================================================================
                                                                                      484,868
1.77   RESTAURANTS
       CBRL Group                                                        2,548         76,771
       Yum! Brands(a)                                                    1,279         30,977
===============================================================================================
                                                                                      107,748
0.37   SOFT DRINKS
       Coca-Cola Femsa SA de CV Sponsored ADR
         Representing 10 Series L Shrs              MX                   1,268         22,697
===============================================================================================
0.38   SPECIALTY STORES
       Hollywood Entertainment(a)                                        1,070         16,157
       Toys "R" Us(a)                                                      705          7,050
===============================================================================================
                                                                                       23,207
0.07   TELECOMMUNICATIONS EQUIPMENT
       General Motors Class H Shrs(a)                                      369          3,948
===============================================================================================

                                               COUNTRY
                                               CODE IF
%      DESCRIPTION                              NON US                  SHARES          VALUE
-----------------------------------------------------------------------------------------------
0.82   TOBACCO
       Philip Morris                                                     1,225   $     49,649
===============================================================================================
       TOTAL COMMON STOCKS (COST $5,872,004)                                        5,779,806
===============================================================================================
2.82   PREFERRED STOCKS
1.88   MOVIES & ENTERTAINMENT
       News Corp Ltd Sponsored ADR Representing
        4 Pfd Ltd Voting Shrs                       AS                   5,064        114,700
===============================================================================================
0.94   SOFT DRINKS
       Companhia de Bebidas das Americas
         Sponsored ADR Representing 100 Pfd Shrs    BR                   3,690         57,416
===============================================================================================
       TOTAL PREFERRED STOCKS (COST $153,900)                                         172,116
===============================================================================================
97.63  TOTAL INVESTMENTS AT VALUE
        (COST $6,025,904)                                                           5,951,922
===============================================================================================
2.37   OTHER ASSETS LESS LIABILITIES                                                  144,622
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $  6,096,544
===============================================================================================

(a)   Security is non-income producing.

SUMMARY OF INVESTMENTS BY COUNTRY

                                                                       % OF
                                             COUNTRY             NET ASSETS
COUNTRY                                         CODE               AT VALUE              VALUE
-----------------------------------------------------------------------------------------------
Australia                                         AS                  1.88%     $      114,700
Belgium                                           BE                  2.60             158,679
Brazil                                            BR                  0.94              57,416
Canada                                            CA                  0.75              45,905
Denmark                                           DA                  2.72             165,555
France                                            FR                  0.67              40,635
Hong Kong                                         HK                  0.01                 479
Japan                                             JA                  0.44              26,893
Mexico                                            MX                  0.37              22,697
Netherlands                                       NL                  3.21             195,439
Spain                                             SP                  0.50              30,537
Switzerland                                       SZ                  0.68              41,585
United Kingdom                                    UK                  2.23             135,831
United States                                                        80.63           4,915,571
Other Assets Less Liabilities                                         2.37             144,622
===============================================================================================
                                                                    100.00%     $    6,096,544
===============================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                        LEISURE
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost                                                          $  6,025,904
================================================================================
  At Value                                                         $  5,951,922
Cash                                                                     55,143
Foreign Currency (Cost $1,651)                                            1,687
Receivables:
  Investment Securities Sold                                             58,890
  Fund Shares Sold                                                       42,469
  Dividends and Interest                                                  7,085
Prepaid Expenses and Other Assets                                           429
================================================================================
TOTAL ASSETS                                                          6,117,625
================================================================================
LIABILITIES
Payable for Investment Securities Purchased                               4,282
Accrued Expenses and Other Payables                                      16,799
================================================================================
TOTAL LIABILITIES                                                        21,081
================================================================================
NET ASSETS AT VALUE                                                $  6,096,544
================================================================================
NET ASSETS
Paid-in Capital(a)                                                 $  6,237,584
Accumulated Undistributed Net Investment Loss                            (3,486)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions               (63,578)
Net Depreciation of Investment Securities and Foreign
  Currency Transactions                                                 (73,976)
================================================================================
NET ASSETS AT VALUE                                                $  6,096,544
================================================================================
Shares Outstanding                                                      715,854
NET ASSET VALUE, Offering and Redemption Price per Share           $       8.52
================================================================================

(a) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
PERIOD ENDED DECEMBER 31, 2002 (NOTE 1)
                                                                        LEISURE
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                          $     16,444
Interest                                                                  1,613
  Foreign Taxes Withheld                                                   (166)
================================================================================
  TOTAL INCOME                                                           17,891
================================================================================
EXPENSES
Investment Advisory Fees                                                 14,113
Administrative Services Fees                                             11,653
Custodian Fees and Expenses                                              26,416
Professional Fees and Expenses                                           16,922
Reports to Shareholders                                                   1,679
Transfer Agent Fees                                                       3,333
Other Expenses                                                              311
================================================================================
  TOTAL EXPENSES                                                         74,427
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (50,201)
  Fees and Expenses Paid Indirectly                                        (705)
================================================================================
     NET EXPENSES                                                        23,521
================================================================================
NET INVESTMENT LOSS                                                      (5,630)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                                 (64,073)
  Foreign Currency Transactions                                             492
================================================================================
     Total Net Realized Loss                                            (63,581)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                                (125,159)
  Foreign Currency Transactions                                          51,183
================================================================================
     Total Change in Net Appreciation/Depreciation                      (73,976)
================================================================================
NET LOSS ON INVESTMENT SECURITIES AND
  FOREIGN CURRENCY TRANSACTIONS                                        (137,557)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $   (143,187)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
LEISURE FUND

                                                                         PERIOD
                                                                          ENDED
                                                                    DECEMBER 31
--------------------------------------------------------------------------------
                                                                           2002
                                                                        (Note 1)
OPERATIONS
Net Investment Loss                                                $     (5,630)
Net Realized Loss                                                       (63,581)
Change in Net Appreciation/Depreciation                                 (73,976)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                             (143,187)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                         7,516,511
Amounts Paid for Repurchases of Shares                               (1,276,780)
================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                        6,239,731
================================================================================
TOTAL INCREASE IN NET ASSETS                                          6,096,544
NET ASSETS
Beginning of Period                                                           0
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($3,486))                                 $  6,096,544
================================================================================

           ----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                             863,895
Shares Repurchased                                                     (148,041)
================================================================================
NET INCREASE IN FUND SHARES                                             715,854
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund ("the Fund", presented herein), Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth through investments in a specific business sector. The Fund commenced investment operations on May 1, 2002. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their pirncipal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the period ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                            $  6,062,256
                                                                   =============

   Gross Tax Unrealized Appreciation                               $    194,385
   Gross Tax Unrealized Depreciation                                    304,719
                                                                   -------------
   Net Tax Depreciation on Investments                             $   (110,334)
                                                                   =============

   Accumulated Captial Loss Carryovers                             $    (12,131)
   Cumulative Effect of Other Timing Differences                        (18,575)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

Capital loss carryovers expire in the year ended 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $18,615 and foreign currency transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the period ended December 31, 2002, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the year ended December 31, 2005, is $46,676.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the period ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $6,553,918 and $464,435, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

Effective May 1, 2002, the Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan. The Fund will be eligible to participate in the retirement plan effective May 1, 2003.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the period ended December 31, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the period ended December 31, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the period ended December 31, 2002, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Leisure Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period May 1, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
LEISURE FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         PERIOD
                                                                          ENDED
                                                                    DECEMBER 31
--------------------------------------------------------------------------------
                                                                         2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                            $    10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                                                 (0.00)
Net Losses on Securities (Both Realized and Unrealized)                (1.48)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       (1.48)
================================================================================
Net Asset Value -- End of Period                                  $     8.52
================================================================================

TOTAL RETURN(c)                                                      (14.80%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                        $    6,097
Ratio of Expenses to Average Net Assets(e)(f)                          1.29%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                 (0.30%)(g)
Portfolio Turnover Rate                                                  15%(d)

(a)  From May 1, 2002,  commencement of investment  operations,  to December 31,
     2002.

(a)  Net Investment Loss aggregated less than $0.01 on a per share basis.

(b) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figure for the period shown.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.96% (annualized), and ratio of net investment loss to average net assets would have been (2.97%) (annualized).

(f)  Annualized

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.


A753  900432 1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-REAL ESTATE OPPORTUNITY FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-REAL ESTATE OPPORTUNITY FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - REAL ESTATE OPPORTUNITY FUND
     The line graph compares the value of a $10,000 investment in VIF - Real Estate Opportunity Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the NAREIT - Equity REIT Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (4/98) through 12/31/02.

        VIF-REAL ESTATE OPPORTUNITY     S&P 500 INDEX(2)     NAREIT-EQUITY REIT INDEX(2)
4/98    $10,000                         $10,000              $10,000
12/98   $ 8,412                         $11,287              $ 8,288
12/99   $ 8,441                         $13,661              $ 7,905
12/00   $10,858                         $12,418              $ 9,990
12/01   $10,775                         $10,942              $11,381
12/02   $11,461                         $ 8,525              $11,816

     For the 12-month period ended December 31, 2002, the value of your shares increased by 6.37%. This return outperformed that of the NAREIT-Equity REIT Index, which rose 3.82% and the S&P 500 Index, which declined 22.09% during that same period. (Of course, past performance is no guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                        VIF-REAL ESTATE OPPORTUNITY FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)
--------------------------------------------------------------------------------

1 year                         6.37%
--------------------------------------------------------------------------------
3 years                       10.73%
--------------------------------------------------------------------------------
Since inception (4/98)         2.91%
--------------------------------------------------------------------------------

     While the soft economy continued to negatively affect the financial prospects of most stock market sectors, the real estate investment trust (REIT) group held its own. While REITs were not immune to the economic downturn, the degree of their fundamental deterioration was much less severe than that endured by other areas. Also supporting the REIT group was its relatively high dividend yield, which hovered around 7% for much of the period and continued to attract income-hungry investors in a low interest rate environment.

     The fund experienced strong relative performance from most property types, led by the various retail sub-sectors. The fund's strong showing compared to the broader REIT sector was primarily a function of its overweight exposure to regional malls, where fundamentals remained strong all year. Strong performers in the regional mall group included General Growth Properties, Rouse Co and Simon Property Group. Other strong performers included istar Financial, ProLogis SBI and Host Marriott. Our stock selection in the apartment and office groups also supported relative performance.

     Looking ahead, we remain cautiously optimistic about the REIT group. Should markets stay choppy, investors could continue to find the group's relative financial stability attractive. We are closely monitoring the proposed changes to the tax treatment of dividends, which could have a meaningful effect on the perception of REITs. We are currently considering opportunities that we believe are poised to benefit when the cyclical recovery gains momentum, including several office and apartment REITs.

FUND MANAGEMENT
SEAN D. KATOF, CFA
     Vice President, INVESCO Funds Group. BSBA, University of Colorado; MS, University of Colorado-Denver. Joined INVESCO in 1994. Began investment career in 1994.

(1) TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS   AND  CAPITAL  GAIN
DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NAREIT-EQUITY REIT INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE U.S. REAL ESTATE INVESTMENT TRUST MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE REAL ESTATE INDUSTRY IS HIGHLY CYCLICAL, AND THE UNDERLYING VALUE OF SECURITIES ISSUED BY COMPANIES DOING BUSINESS IN THAT SECTOR MAY BE ILLIQUID AND THEIR VALUE MAY FLUCTUATE WIDELY.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND
97.97  COMMON STOCKS
0.84   CASINOS & GAMING
       Park Place Entertainment(a)                                      12,900   $    108,360
===============================================================================================
0.74   HOME IMPROVEMENT RETAIL
       Home Depot                                                        4,000         95,840
===============================================================================================
3.74   HOMEBUILDING
       Beazer Homes USA(a)                                               4,100        248,460
       Ryland Group                                                      7,000        233,450
===============================================================================================
                                                                                      481,910
1.09   HOTELS & RESORTS
       Starwood Hotels & Resorts Worldwide Paired Certificates SBI       5,900        140,066
===============================================================================================
3.59   PAPER PRODUCTS
       Bowater Inc                                                       6,000        251,700
       Plum Creek Timber                                                 8,900        210,040
===============================================================================================
                                                                                      461,740
86.16  REAL ESTATE INVESTMENT TRUSTS
       Alexandria Real Estate Equities                                  13,600        579,360
       AMB Property                                                     12,900        352,944
       Apartment Investment & Management Class A Shrs                   10,400        389,792
       Archstone-Smith Trust                                            16,250        382,525
       Avalonbay Communities                                            10,700        418,798
       Boston Properties                                                12,700        468,122
       CarrAmerica Realty                                               16,600        415,830
       Chelsea Property Group                                            7,400        246,494
       Commercial Net Lease Realty                                       8,600        131,838
       Developers Diversified Realty                                    20,800        457,392
       Duke Realty                                                      17,400        442,830
       EastGroup Properties                                             11,100        283,050
       Equity Office Properties Trust                                   17,400        434,652
       General Growth Properties                                        11,800        613,600
       Healthcare Realty Trust                                          12,900        377,325
       Hospitality Properties Trust SBI                                  9,200        323,840
       Impac Mortgage Holdings                                          10,400        119,600
       iStar Financial                                                  17,100        479,655
       Liberty Property Trust SBI                                        9,900        316,206
       Mills Corp                                                        8,500        249,390
       Prentiss Properties Trust SBI                                    13,500        381,780
       ProLogis SBI                                                     19,914        500,837
       Public Storage                                                    8,000        258,480
       Regency Centers                                                  11,800        382,320
       RFS Hotel Investors                                              32,300        350,778
       Rouse Co                                                         16,400        519,880

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Taubman Centers                                                  15,500   $    251,565
       Universal Health Realty Income Trust SBI                         13,400        351,750
       Vornado Realty Trust                                              6,900        256,680
       Weingarten Realty Investors                                       9,500        350,170
===============================================================================================
                                                                                   11,087,483
1.81   REAL ESTATE MANAGEMENT & DEVELOPMENT
       Catellus Development(a)                                           6,600        131,010
       St Joe                                                            3,400        102,000
===============================================================================================
                                                                                      233,010
       TOTAL COMMON STOCKS (COST $12,461,515)                                      12,608,409
===============================================================================================
5.00   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $643,041
         (Collateralized by Freddie Mac, Reference Notes, due
         6/15/2003 at 4.500%, value $660,871) (Cost
         $643,000)                                                 $   643,000        643,000
===============================================================================================
102.97 TOTAL INVESTMENTS AT VALUE
        (COST $13,104,515)                                                         13,251,409
===============================================================================================
(2.97) OTHER ASSETS LESS LIABILITIES                                                 (382,410)
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $ 12,868,999
===============================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                    REAL ESTATE
                                                                    OPPORTUNITY
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $   13,104,515
================================================================================
  At Value(a)                                                    $   13,251,409
Receivables:
  Investment Securities Sold                                            359,966
  Fund Shares Sold                                                      100,995
  Dividends and Interest                                                 73,183
Prepaid Expenses and Other Assets                                           705
================================================================================
TOTAL ASSETS                                                         13,786,258
================================================================================
LIABILITIES
Payables:
  Custodian                                                              12,048
  Investment Securities Purchased                                       870,124
  Fund Shares Repurchased                                                31,373
Accrued Expenses and Other Payables                                       3,714
================================================================================
TOTAL LIABILITIES                                                       917,259
================================================================================
NET ASSETS AT VALUE                                              $   12,868,999
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $   12,795,040
Accumulated Undistributed Net Investment Income                         384,519
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                                (457,454)
Net Appreciation of Investment Securities                               146,894
================================================================================
NET ASSETS AT VALUE                                              $   12,868,999
================================================================================
Shares Outstanding                                                    1,226,284
NET ASSET VALUE, Offering and Redemption Price per Share         $        10.49
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $643,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                    REAL ESTATE
                                                                    OPPORTUNITY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $      491,505
Interest                                                                 10,878
================================================================================
  TOTAL INCOME                                                          502,383
================================================================================
EXPENSES
Investment Advisory Fees                                                 76,891
Administrative Services Fees                                             32,640
Custodian Fees and Expenses                                               7,303
Directors' Fees and Expenses                                             11,831
Professional Fees and Expenses                                           17,997
Registration Fees and Expenses                                               49
Reports to Shareholders                                                   8,660
Transfer Agent Fees                                                       5,000
Other Expenses                                                              993
================================================================================
  TOTAL EXPENSES                                                        161,364
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (45,431)
  Fees and Expenses Paid Indirectly                                        (414)
================================================================================
     NET EXPENSES                                                       115,519
================================================================================
NET INVESTMENT INCOME                                                   386,864
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                             (179,321)
Change in Net Appreciation/Depreciation of Investment Securities        (76,238)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                      (255,559)
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $      131,305
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
REAL ESTATE OPPORTUNITY FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Income                               $     386,864     $     140,009
Net Realized Loss                                        (179,321)         (246,672)
Change in Net Appreciation/Depreciation                   (76,238)           89,283
====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS     131,305           (17,380)
====================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                    (139,350)          (48,063)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                          15,108,259         7,182,050
Reinvestment of Distributions                             139,350            48,063
====================================================================================
                                                       15,247,609         7,230,113
Amounts Paid for Repurchases of Shares                 (7,093,932)       (4,897,030)
====================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                          8,153,677         2,333,083
====================================================================================
TOTAL INCREASE IN NET ASSETS                            8,145,632         2,267,640
NET ASSETS
Beginning of Period                                     4,723,367         2,455,727
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $384,519 and $139,326,
  respectively)                                     $  12,868,999     $   4,723,367
====================================================================================

              ----------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                             1,410,408           727,773
Shares Issued from Reinvestment of Distributions           13,283             4,819
====================================================================================
                                                        1,423,691           732,592
Shares Repurchased                                       (671,263)         (500,628)
====================================================================================
NET INCREASE IN FUND SHARES                               752,428           231,964
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund (the "Fund", presented herein), Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth and current income through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $139,350 of ordinary income distributions. Of the ordinary income distributions declared for the year ended December 31, 2002, 3.86% qualified for the dividends received deduction available to the Fund's Corporate shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                          $   13,265,087
                                                                 ===============

   Gross Tax Unrealized Appreciation                             $      286,273
   Gross Tax Unrealized Depreciation                                    299,951
                                                                 ---------------
   Net Tax Depreciation on Investments                           $      (13,678)
                                                                 ===============

   Undistributed Ordinary Income                                 $      384,659
   Accumulated Capital Loss Carryovers                                 (296,882)
   Cumulative Effect of Other Timing Differences                           (140)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2007, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred directors' fees.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.90% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year ended December 31, 2002, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the year ended December 31, 2005, is $26,078.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $23,947,599 and $15,553,816, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Director's Fess and Expenses in the Statement of Operations were $117. Unfunded accrued pension costs of $0 and pension liability of $139 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total net assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Real Estate Opportunity Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period April 1, 1998
(commencement of operations) through December 31, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
REAL ESTATE OPPORTUNITY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                    PERIOD
                                                                                                     ENDED
                                                             YEAR ENDED DECEMBER 31            DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                  2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period        $   9.97     $  10.15     $   7.91     $   8.22     $  10.00
=================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.14         0.20         0.15         0.29         0.29
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  0.50        (0.28)        2.11        (0.28)       (1.88)
=================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  0.64        (0.08)        2.26         0.01        (1.59)
=================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME              0.12         0.10         0.02         0.32         0.19
=================================================================================================================
Net Asset Value -- End of Period              $  10.49     $   9.97     $  10.15     $   7.91     $   8.22
=================================================================================================================

TOTAL RETURN(b)                                  6.37%       (0.76%)      28.63%        0.35%       (15.88%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $  12,869     $  4,723     $  2,456     $    625     $     501
Ratio of Expenses to Average Net Assets(d)(e)    1.36%        1.38%        1.73%        1.92%         1.90%(f)
Ratio of Net Investment Income to
  Average Net Assets(e)                          4.53%        4.35%        3.96%        4.25%         4.94%(f)
Portfolio Turnover Rate                           191%         163%         168%         465%(g)       200%(c)(h)

(a)  From April 1, 1998, commencement of investment operations,  to December 31, 1998.

(b)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion  of these  charges  would reduce the total return figures for the periods shown.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(e)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2002,  2001,
     2000 and 1999 and the period ended December 31, 1998.  If such  expenses had not been  voluntarily  absorbed, ratio of expenses to average net assets would have been 1.89%,  2.70%,  5.28%, 9.72% and 8.54%  (annualized), respectively,  and ratio of net investment income (loss) to average net assets would have been 4.00%, 3.03%,
     0.41%,  (3.55%) and (1.70%) (annualized), respectively.

(f)  Annualized

(g)  Portfolio  Turnover  was  greater  than  expected  due  to  active  trading undertaken in response to market conditions.

(h)  Portfolio  Turnover  was greater  than  expected  during this period due to active trading  undertaken in response to market  conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.


A17   900424 1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-SMALL COMPANY GROWTH FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-SMALL COMPANY GROWTH FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

    For the 12-month period ended December 31, 2002, the value of your shares declined 31.11%, compared with a 30.26% decline in the Russell 2000 Growth Index. (Of course, past performance is no guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - SMALL COMPANY GROWTH FUND
     The line graph compares the value of a $10,000 investment in VIF - Small Company Growth Fund to the value of a $10,000 investment in the Russell 2000 Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (8/97) through 12/31/02.

        VIF-SMALL COMPANY GROWTH FUND           RUSSELL 2000 GROWTH INDEX(2)

8/97    $10,000                                 $10,000
12/97   $ 9,910                                 $ 9,913
12/98   $11,533                                 $10,035
12/99   $22,034                                 $14,359
12/00   $18,734                                 $11,138
12/01   $15,261                                 $10,110
12/02   $10,512                                 $ 7,051

     With the exception of our exposure to the energy sector, we saw negative absolute performance from every sector, with technology, telecommunications, and health care enduring the sharpest declines. The technology sector in particular was a sore spot. In anticipation of a renewed economic recovery, we had gradually increased the fund's exposure to tech sub-sectors that we expected to react most favorably to the improved business climate, notably software and semiconductors. However, as the economy languished and the market's risk aversion intensified, these stocks fell hard.

--------------------------------------------------------------------------------
                          VIF-SMALL COMPANY GROWTH FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                          (31.11%)
--------------------------------------------------------------------------------
5 years                           1.19%
--------------------------------------------------------------------------------
Since inception (8/97)            0.94%
--------------------------------------------------------------------------------

     In such a harsh market environment, relative success is often measured by which areas decline the least. And, with the exception of energy stocks where strong oil prices supported our holdings, performance in other sectors only helped the fund on a relative basis. Included in this category were the fund's industrial, consumer discretionary and consumer staples stocks, which declined, but by less than the broader market.

     Going forward, we believe the market will likely remain volatile in the coming months, as investors assess the health of the economy and await a resolution of the conflict with Iraq. Nevertheless, we expect the business environment to improve over the year. Furthermore, we believe that earnings estimates for 2003 are, on average, quite reasonable. We are finding a number of compelling long-term growth opportunities, including several in the technology sector. Education and services companies within the industrial sector, as well as oil and gas stocks in the energy group, are also areas of interest.

FUND MANAGEMENT
STACIE L. COWELL, CFA
     Senior Vice President, INVESCO Funds Group. BA, Colgate University; MS in Finance, University of Colorado. Joined INVESCO in 1996. Began investment career in 1989.

CAMERON COOKE
     Co-Portfolio Manager, INVESCO Funds Group. BA in Economics, University of North Carolina at Chapel Hill. Joined INVESCO in 2000. Began investment career in 1996.

(1)TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS   AND  CAPITAL  GAIN
DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

INVESTMENTS IN SMALL, DEVELOPING COMPANIES CARRY GREATER RISK THAN INVESTMENTS IN LARGER, MORE ESTABLISHED COMPANIES. THE SECURITIES OF SMALL COMPANIES TEND TO MOVE UP AND DOWN MORE RAPIDLY THAN THE SECURITIES PRICES OF LARGER, MORE ESTABLISHED COMPANIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
89.91  COMMON STOCKS
0.55   AIR FREIGHT & LOGISTICS
       UTI Worldwide                                                     6,900   $    181,125
===============================================================================================
0.87   AIRLINES
       JetBlue Airways(a)                                               10,650        287,550
===============================================================================================
0.81   APPAREL, ACCESSORIES & LUXURY GOODS
       Coach Inc(a)                                                      8,100        266,652
===============================================================================================
1.04   APPAREL RETAIL
       AnnTaylor Stores(a)                                               5,800        118,436
       Gymboree Corp(a)                                                 14,100        223,626
===============================================================================================
                                                                                      342,062
2.52   APPLICATION SOFTWARE
       Cognos Inc(a)                                                    11,900        279,055
       Jack Henry & Associates                                          19,780        238,151
       Quest Software(a)                                                20,000        206,200
       TIBCO Software(a)                                                17,310        106,976
===============================================================================================
                                                                                      830,382
0.52   AUTO PARTS & EQUIPMENT
       Advance Auto Parts(a)                                             3,500        171,150
===============================================================================================
6.16   BANKS
       City National                                                     4,890        215,111
       Commerce Bancorp                                                  3,800        164,122
       Cullen/Frost Bankers                                              6,700        219,090
       Dime Community Bancshares                                        13,600        260,440
       Greater Bay Bancorp(b)                                            8,700        150,423
       Investors Financial Services                                     17,800        487,542
       New York Community Bancorp                                        9,300        268,584
       Silicon Valley Bancshares(a)                                     14,700        268,275
===============================================================================================
                                                                                    2,033,587
5.50   BIOTECHNOLOGY
       Biotech HOLDRs Trust(c)                                           2,300        194,488
       Charles River Laboratories International(a)                       7,800        300,144
       Enzon Pharmaceuticals(a)                                          5,200         86,944
       Gen-Probe Inc(a)                                                  6,600        157,073
       IDEXX Laboratories(a)                                             2,700         89,910
       Martek Biosciences(a)(b)                                          6,000        150,960
       Medicines Co(a)                                                   9,900        158,598
       NPS Pharmaceuticals(a)                                            8,700        218,979

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Scios Inc(a)                                                      6,000   $    195,480
       Techne Corp(a)                                                    3,300         94,274
       Trimeris Inc(a)(b)                                                3,900        168,051
===============================================================================================
                                                                                    1,814,901
2.10   BROADCASTING -- RADIO/TV
       Cumulus Media Class A Shrs(a)                                    11,000        163,570
       Entravision Communications Class A Shrs(a)                        8,700         86,826
       Lin TV Corp Class A Shrs(a)                                       9,200        224,020
       Radio One Class D Shrs(a)                                        15,200        219,336
===============================================================================================
                                                                                      693,752
1.31   CASINOS & GAMING
       Alliance Gaming(a)                                               17,900        304,837
       Mandalay Resort Group(a)                                          4,200        128,562
===============================================================================================
                                                                                      433,399
0.53   CONSUMER FINANCE
       iDine Rewards Network(a)                                         16,600        176,292
===============================================================================================
0.98   DIVERSIFIED COMMERCIAL SERVICES
       Corporate Executive Board(a)                                     10,100        322,392
===============================================================================================
2.75   EDUCATION SERVICES
       Career Education(a)                                               7,400        296,000
       Corinthian Colleges(a)                                           10,400        393,744
       University of Phoenix Online(a)                                   6,033        216,223
===============================================================================================
                                                                                      905,967
0.72   ELECTRICAL COMPONENTS & EQUIPMENT
       Aeroflex Inc(a)                                                  34,220        236,118
===============================================================================================
2.55   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Cognex Corp(a)                                                    9,394        173,132
       MKS Instruments(a)                                               14,900        244,807
       OSI Systems(a)                                                   17,100        290,358
       Plexus Corp(a)                                                   15,100        132,578
===============================================================================================
                                                                                      840,875
1.98   EMPLOYMENT SERVICES
       FTI Consulting(a)                                                 8,800        353,320
       Heidrick & Struggles International(a)                            20,400        299,268
===============================================================================================
                                                                                      652,588
0.99   ENVIRONMENTAL SERVICES
       Waste Connections(a)                                              8,460        326,641
===============================================================================================
2.14   FOOD DISTRIBUTORS
       Performance Food Group(a)                                         9,600        326,006
       United Natural Foods(a)                                          15,000        380,250
===============================================================================================
                                                                                      706,256
0.86   FOOD RETAIL
       Whole Foods Market(a)(b)                                          5,400        284,742
===============================================================================================

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
2.17   GENERAL MERCHANDISE STORES
       Big Lots(a)                                                      10,800   $    142,884
       Fred's Inc Class A Shrs                                           7,900        203,030
       Ross Stores                                                       3,400        144,126
       Tuesday Morning(a)                                               13,300        227,430
===============================================================================================
                                                                                      717,470
2.50   HEALTH CARE DISTRIBUTORS & SERVICES
       Accredo Health(a)                                                 7,200        253,800
       DaVita Inc(a)                                                     6,400        157,888
       MAXIMUS Inc(a)                                                    7,600        198,360
       Renal Care Group(a)                                               6,800        215,152
===============================================================================================
                                                                                      825,200
4.71   HEALTH CARE EQUIPMENT
       Advanced Neuromodulation Systems(a)                               5,000        175,500
       Bio-Rad Laboratories Class A Shrs(a)                              5,500        212,850
       Biosite Inc(a)(b)                                                 4,700        159,894
       CTI Molecular Imaging(a)                                         10,500        258,930
       Integra LifeSciences Holdings(a)                                  8,200        144,730
       Mentor Corp                                                       2,700        103,950
       Varian Medical Systems(a)                                         6,600        327,360
       Wilson Greatbatch Technologies(a)                                 5,900        172,280
===============================================================================================
                                                                                    1,555,494
0.51   HEALTH CARE FACILITIES
       Province Healthcare(a)                                           17,462        169,905
===============================================================================================
0.56   HEALTH CARE SUPPLIES
       Cooper Cos                                                        7,400        185,148
===============================================================================================
0.67   HOMEBUILDING
       Toll Brothers(a)                                                 10,900        220,180
===============================================================================================
0.51   INDUSTRIAL MACHINERY
       Kennametal Inc                                                    4,900        168,952
===============================================================================================
2.21   INTERNET SOFTWARE & SERVICES
       Overture Services(a)                                              8,900        243,059
       PEC Solutions(a)                                                  6,000        179,400
       RSA Security(a)                                                  25,690        153,883
       Websense Inc(a)                                                   7,100        151,663
===============================================================================================
                                                                                      728,005
2.64   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Affiliated Managers Group(a)                                      4,650        233,895
       Eaton Vance                                                      10,800        305,100
       Raymond James Financial                                          11,200        331,296
===============================================================================================
                                                                                      870,291
4.08   INVESTMENT COMPANIES
       Nasdaq-100 Trust Series 1 Shrs(a)                                55,200      1,345,224
===============================================================================================

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
4.17   IT CONSULTING & SERVICES
       Anteon International (a)                                          5,500   $    132,000
       BISYS Group(a)                                                   13,900        221,010
       Cognizant Technology Solutions Class A Shrs(a)(b)                 1,900        137,237
       Manhattan Associates(a)                                           7,300        172,718
       SI International(a)                                               8,400         90,804
       SRA International Class A Shrs(a)                                 9,900        268,191
       Tier Technologies Class B Shrs(a)(b)                             22,180        354,880
===============================================================================================
                                                                                    1,376,840
0.51   LEISURE FACILITIES
       Intrawest Corp                                                   13,475        167,090
===============================================================================================
0.92   MANAGED HEALTH CARE
       First Health Group(a)                                             6,300        153,405
       Mid Atlantic Medical Services(a)                                  4,600        149,040
===============================================================================================
                                                                                      302,445
0.94   METAL & GLASS CONTAINERS
       Crown Cork & Seal(a)                                             39,000        310,050
===============================================================================================
1.23   MOVIES & ENTERTAINMENT
       Pixar Inc(a)                                                      3,800        201,362
       Regal Entertainment Group Class A Shrs                            9,500        203,490
===============================================================================================
                                                                                      404,852
0.82   NETWORKING EQUIPMENT
       NetScreen Technologies(a)                                        16,000        269,440
===============================================================================================
0.43   OFFICE ELECTRONICS
       Zebra Technologies Class A Shrs(a)                                2,500        143,250
===============================================================================================
2.79   OIL & GAS DRILLING
       Patterson-UTI Energy(a)                                          11,400        343,938
       Precision Drilling(a)                                             9,700        315,638
       Pride International(a)                                           17,400        259,260
===============================================================================================
                                                                                      918,836
2.46   OIL & GAS EQUIPMENT & SERVICES
       FMC Technologies(a)                                               8,500        173,655
       Maverick Tube(a)                                                 14,100        183,723
       National-Oilwell Inc(a)                                           7,800        170,352
       Smith International(a)                                            8,700        283,794
===============================================================================================
                                                                                      811,524
1.55   OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
       Evergreen Resources(a)                                            5,900        264,615
       Spinnaker Exploration(a)                                         11,200        246,960
===============================================================================================
                                                                                      511,575
1.07   PACKAGED FOODS & MEATS
       American Italian Pasta Class A Shrs(a)                            9,810        352,964
===============================================================================================

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
0.94   PERSONAL PRODUCTS
       NBTY Inc(a)                                                      15,300     $  268,974
       Playtex Products(a)                                               4,225         41,743
===============================================================================================
                                                                                      310,717
1.01   PHARMACEUTICALS
       Atrix Laboratories(a)                                             6,800        104,305
       Neurocrine Biosciences(a)                                         5,000        228,300
===============================================================================================
                                                                                      332,605
1.49   PUBLISHING & PRINTING
       Getty Images(a)                                                   6,300        192,465
       McClatchy Co Class A Shrs                                         5,300        300,669
===============================================================================================
                                                                                      493,134
0.83   REINSURANCE
       RenaissanceRe Holdings Ltd                                        6,900        273,240
===============================================================================================
1.91   RESTAURANTS
       California Pizza Kitchen(a)                                       8,400        211,680
       P.F. Chang's China Bistro(a)                                      5,900        214,170
       Panera Bread Class A Shrs(a)                                      5,900        205,379
===============================================================================================
                                                                                      631,229
1.90   SEMICONDUCTOR EQUIPMENT
       ATMI Inc(a)                                                      11,000        203,720
       Brooks-PRI Automation(a)                                         10,850        124,341
       Cymer Inc(a)                                                      5,100        164,475
       Varian Semiconductor Equipment Associates(a)                      5,600        133,062
===============================================================================================
                                                                                      625,598
2.79   SEMICONDUCTORS
       Cree Inc(a)                                                       6,100         99,735
       Exar Corp(a)                                                     20,400        252,960
       OmniVision Technologies(a)                                       10,000        135,700
       QLogic Corp(a)                                                    3,400        117,334
       Semtech Corp(a)                                                  14,600        159,432
       Skyworks Solutions(a)                                            18,100        156,022
===============================================================================================
                                                                                      921,183
2.48   SPECIALTY STORES
       Hollywood Entertainment(a)                                       15,900        240,090
       Linens 'n Things(a)                                              15,040        339,904
       Pier 1 Imports                                                   12,600        238,518
===============================================================================================
                                                                                      818,512
1.63   TELECOMMUNICATIONS EQUIPMENT
       Anaren Inc(a)                                                    23,000        202,400
       Tekelec(a)(b)                                                    32,050        334,923
===============================================================================================
                                                                                      537,323

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
2.33   TRUCKING
       Arkansas Best(a)                                                  9,800   $    254,614
       J.B. Hunt Transport Services(a)                                   8,700        254,910
       Yellow Corp(a)                                                   10,300        259,467
===============================================================================================
                                                                                      768,991
0.27   WIRELESS TELECOMMUNICATION SERVICES
       Boston Communications Group(a)                                    7,000         88,970
===============================================================================================
       TOTAL COMMON STOCKS (COST $29,645,576)                                      29,662,668
===============================================================================================
10.56  SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $3,482,222
         (Collateralized by Freddie Mac, Reference Notes,
         due 6/15/2003 at 4.500%, value $3,553,454)
         (Cost $3,482,000)                                       $   3,482,000      3,482,000
===============================================================================================
100.47 TOTAL INVESTMENTS AT VALUE
        (COST $33,127,576)                                                         33,144,668
===============================================================================================
(0.47) OTHER ASSETS LESS LIABILITIES                                                 (154,200)
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $ 32,990,468
===============================================================================================

(a) Security is non-income producing.

(b) Loaned security, a portion or all of the security is on loan at December 31, 2002.

(c) HOLDRs - Holding Company Depositary Receipts

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                          SMALL
                                                                        COMPANY
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $   33,127,576
================================================================================
  At Value(a)                                                    $   33,144,668
Foreign Currency (Cost $211)                                                211
Receivables:
  Investment Securities Sold                                             63,405
  Fund Shares Sold                                                          241
  Dividends and Interest                                                  3,057
Other Investments (Note 5)                                              701,150
Prepaid Expenses and Other Assets                                         1,691
================================================================================
TOTAL ASSETS                                                         33,914,423
================================================================================
LIABILITIES
Payables:
  Custodian                                                               2,516
  Investment Securities Purchased                                       216,577
  Fund Shares Repurchased                                                    32
  Securities Loaned                                                     701,150
Accrued Expenses and Other Payables                                       3,680
================================================================================
TOTAL LIABILITIES                                                       923,955
================================================================================
NET ASSETS AT VALUE                                              $   32,990,468
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $   51,848,829
Accumulated Undistributed Net Investment Loss                              (974)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Options Contracts                       (18,874,479)
Net Appreciation of Investment Securities                                17,092
================================================================================
NET ASSETS AT VALUE                                              $   32,990,468
================================================================================
Shares Outstanding                                                    3,254,826
NET ASSET VALUE, Offering and Redemption Price per Share         $        10.14
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $3,482,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                          SMALL
                                                                        COMPANY
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $       60,725
Interest                                                                 68,380
Securities Loaned Income                                                  2,427
  Foreign Taxes Withheld                                                   (342)
================================================================================
  TOTAL INCOME                                                          131,190
================================================================================
EXPENSES
Investment Advisory Fees                                                256,595
Administrative Services Fees                                            100,664
Custodian Fees and Expenses                                              25,939
Directors' Fees and Expenses                                             13,651
Professional Fees and Expenses                                           23,367
Registration Fees and Expenses                                              415
Reports to Shareholders                                                  21,899
Transfer Agent Fees                                                       5,000
Other Expenses                                                            2,285
================================================================================
  TOTAL EXPENSES                                                        449,815
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (21,841)
  Fees and Expenses Paid Indirectly                                        (204)
================================================================================
     NET EXPENSES                                                       427,770
================================================================================
NET INVESTMENT LOSS                                                    (296,580)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                              (9,461,035)
  Option Contracts                                                        2,576
================================================================================
     Total Net Realized Loss                                         (9,458,459)
================================================================================
Change in Net Appreciation/Depreciation of Investment Securities     (3,155,373)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND OPTION CONTRACTS                                              (12,613,832)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $  (12,910,412)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
SMALL COMPANY GROWTH FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Income                               $    (296,580)    $    (160,651)
Net Realized Loss                                      (9,458,459)       (7,489,638)
Change in Net Appreciation/Depreciation                (3,155,373)        2,127,255
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS            (12,910,412)       (5,523,034)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                          32,291,030        28,928,255
Amounts Paid for Repurchases of Shares                (25,600,737)       (8,959,692)
====================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                          6,690,293        19,968,563
====================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                (6,220,119)       14,445,529
NET ASSETS
Beginning of Period                                    39,210,587        24,765,058
====================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of ($974)
  and ($209), respectively)                         $  32,990,468     $  39,210,587
====================================================================================

            ------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                             2,863,484         1,865,774
Shares Repurchased                                     (2,272,348)         (572,849)
====================================================================================
NET INCREASE IN FUND SHARES                               591,136         1,292,925
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund (the "Fund", presented herein), Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek long-term capital growth. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                          $  33,746,210
                                                                 ===============

   Gross Tax Unrealized Appreciation                             $   3,116,584
   Gross Tax Unrealized Depreciation                                 3,718,126
                                                                 ---------------
   Net Tax Depreciation on Investments                           $    (601,542)
                                                                 ===============

   Accumulated Capital Loss Carryovers                           $ (17,440,538)
   Cumulative Effect of Other Timing Differences                      (816,281)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital and currency losses of $815,310 and deferred directors' fees.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States and federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities. The Fund reclassified $295,829 of net investment losses to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTION CONTRACTS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended December 31, 2002, was as follows:

                                                              CALL OPTIONS
--------------------------------------------------------------------------------
                                                         NUMBER         AMOUNT
                                                     OF OPTIONS    OF PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at December 31, 2001                      0    $         0
Options written                                             (78)         8,736
Options closed or expired                                    78         (8,736)
Options outstanding at December 31, 2002                      0    $         0

H. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. Effective June 1, 2002 IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year ended December 31, 2002, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the year ended December 31, 2005, is $12,943.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $36,197,488 and $29,281,305, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Director's Fees and Expenses in the Statement of Operations were $770. Unfunded accrued pension costs of $0 and pension liability of $970 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of December 31, 2002, the Fund had on loan securities valued at $670,583 and the cash collateral has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small Company Growth Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
SMALL COMPANY GROWTH FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------------
                                                  2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period        $  14.72     $  18.07     $  22.01     $  11.51     $   9.91
===========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(a)                           (0.00)       (0.00)       (0.00)       (0.00)       (0.01)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (4.58)       (3.35)       (3.35)       10.50         1.62
============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (4.58)       (3.35)       (3.35)       10.50         1.61
============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.00         0.00         0.00         0.00         0.01
Distributions from Capital Gains                  0.00         0.00         0.59         0.00         0.00
============================================================================================================
TOTAL DISTRIBUTIONS                               0.00         0.00         0.59         0.00         0.01
============================================================================================================
Net Asset Value -- End of Period              $  10.14     $  14.72     $  18.07     $  22.01     $  11.51
============================================================================================================

TOTAL RETURN(b)                                (31.11%)     (18.54%)     (14.98%)      91.06%       16.38%

RATIOS
Net Assets -- End of Period ($000 Omitted)    $ 32,990     $ 39,211     $ 24,765     $ 4,950      $  1,036
Ratio of Expenses to Average Net Assets(c)(d)    1.25%        1.25%        1.37%       1.70%         1.87%
Ratio of Net Investment Loss to
  Average Net Assets(d)                         (0.87%)      (0.48%)      (0.64%)     (0.71%)       (0.90%)
Portfolio Turnover Rate                            95%          88%         155%       201%(e)         92%

(a)  Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31,
     2002, 2001, 2000 and 1999.

(b)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(c)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(d)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2002,
     2001,  2000,  1999 and 1998. If such expenses had not been  voluntarily  absorbed,  ratio of  expenses to average net assets would have been 1.31%,  1.29%, 1.43%, 4.05% and 12.46%,  respectively,  and ratio of net investment loss to average net assets would have been (0.93%), (0.52%), (0.70%), (3.06%)
     and (11.49%), respectively.

(e)  Portfolio  Turnover  was greater  than  expected  during this period due to active trading undertaken in response to market conditions.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A14  900431  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TECHNOLOGY FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-TECHNOLOGY FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - TECHNOLOGY  FUND
     The line graph compares the value of a $10,000 investment in VIF - Technology Fund to the value of a $10,000 investment in the S&P 500 Index(2) and the value of a $10,000 investment in the Nasdaq Composite Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (5/97) through 12/31/02.

        VIF-TECHNOLOGY FUND             S&P 500 INDEX(2)        NASDAQ COMPOSITE INDEX(2)
5/97    $10,000                         $10,000                 $10,000
12/97   $11,480                         $11,549                 $11,214
12/98   $14,429                         $14,852                 $15,658
12/99   $37,361                         $17,975                 $29,060
12/00   $28,612                         $16,340                 $17,642
12/01   $15,501                         $14,398                 $13,929
12/02   $ 8,240                         $11,218                 $ 9,537

    For the 12-month period ended December 31, 2002, the value of your shares declined 46.84%, underperforming the 22.09% drop in the S&P 500 Index and the 31.53% decline in the Nasdaq Composite Index, which is a more appropriate benchmark, given its heavy technology weighting. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                              VIF-TECHNOLOGY FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                          (46.84%)
--------------------------------------------------------------------------------
5 years                          (6.42%)
--------------------------------------------------------------------------------
Since inception (5/97)           (3.39%)
--------------------------------------------------------------------------------

     Technology stocks logged another year of disappointing performance. A number of unnerving developments chipped away at confidence throughout the period. Given the market's risk aversion, the tech sector offered few places to hide, and the fund's semiconductor, software, storage, hardware and communications equipment holdings hurt its performance. True, a few companies managed to resist the downturn, including several wireless telecommunications service providers, but these were few and far between. While the sector performed better during the fourth quarter, these late gains could not offset the earlier weakness.

     Going forward, we believe the economic recovery has been constrained by rising geopolitical tensions. In our opinion, the fundamental groundwork has been laid for a moderate recovery during 2003, but until the market's anxieties relating to Iraq and North Korea are alleviated, the going will remain choppy.

     Clearly, sustained economic improvement would benefit the tech sector, as consumer spending would likely improve, and corporations would loosen their purse strings. Currently, corporate information technology budgets for 2003 appear flat, but that would almost certainly change with an improved business climate.

     We are also encouraged by the sector's valuations. In our view, most of the valuation excesses created during the 1990s bubble have been squeezed out, and many companies are trading at prices that we deem reasonable given the current economic environment and their long-term growth potential. Furthermore, earnings expectations appear reasonable as well, and could even be viewed as conservative in some cases. We believe that there is room for earnings estimates to be exceeded or revised higher, which could lead to expansion of price-to-earnings multiples. However, the realization of these expectations hinges on the economy, the resilience of consumer spending, and improvement in corporate spending, as well as resolutions of the current geopolitical crises.

FUND MANAGEMENT
WILLIAM R. KEITHLER, CFA
     Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY FUND
95.69  COMMON STOCKS
1.05   AEROSPACE & DEFENSE
       Lockheed Martin                                                  19,200   $  1,108,800
===============================================================================================
11.96  APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                    26,880        263,962
       BEA Systems(a)                                                  193,400      2,218,298
       Cadence Design Systems(a)                                        62,400        735,696
       Check Point Software Technologies Ltd(a)                         80,600      1,045,382
       Intuit Inc(a)                                                    40,000      1,876,800
       Mercury Interactive(a)                                           49,500      1,467,675
       PeopleSoft Inc(a)                                                64,300      1,176,690
       Rational Software(a)                                             38,800        403,132
       Siebel Systems(a)(b)                                            102,800        768,944
       Software HOLDRs Trust(c)                                         62,400      1,684,176
       TIBCO Software(a)                                               128,210        792,338
       Wipro Ltd Sponsored ADR Representing Ord Shrs                     5,600        187,600
===============================================================================================
                                                                                   12,620,693
0.97   BIOTECHNOLOGY
       Biotech HOLDRs Trust(c)                                          12,100      1,023,176
===============================================================================================
7.55   COMPUTER HARDWARE
       Apple Computer(a)                                               128,900      1,847,137
       Dell Computer(a)(d)                                             100,300      2,682,022
       Hewlett-Packard Co                                               78,100      1,355,816
       International Business Machines                                  21,900      1,697,250
       Sun Microsystems(a)                                             122,800        381,908
===============================================================================================
                                                                                    7,964,133
4.77   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                                     183,700      1,127,918
       Emulex Corp(a)                                                   49,100        910,805
       Lexmark International Class A Shrs(a)                            14,800        895,400
       Maxtor Corp(a)                                                   24,000        121,440
       McDATA Corp Class A Shrs(a)                                     104,200        739,820
       Network Appliance(a)                                            124,100      1,241,000
===============================================================================================
                                                                                    5,036,383
4.54   DATA PROCESSING SERVICES
       First Data                                                       52,900      1,873,189
       Fiserv Inc(a)                                                    55,450      1,882,527
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Paychex Inc                                                      36,900   $  1,029,510
===============================================================================================
                                                                                    4,785,226
0.72   DIVERSIFIED COMMERCIAL SERVICES
       CheckFree Corp(a)                                                47,600        761,648
===============================================================================================
6.45   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Celestica Inc(a)                                                106,400      1,500,240
       Flextronics International Ltd(a)                                194,700      1,594,593
       Jabil Circuit(a)                                                133,200      2,386,944
       Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(e)           9,900      1,319,175
===============================================================================================
                                                                                    6,800,952
0.21   HOTELS & RESORTS
       Hotels.com Class A Shrs(a)(b)                                     4,100        223,983
===============================================================================================
0.92   INTEGRATED TELECOMMUNICATION SERVICES
       SBC Communications                                               35,600        965,116
===============================================================================================
2.75   INTERNET RETAIL
       Amazon.com Inc(a)                                                19,300        364,577
       eBay Inc(a)                                                      37,400      2,536,468
===============================================================================================
                                                                                    2,901,045
0.43   INTERNET SOFTWARE & SERVICES
       Internet Security Systems(a)                                     14,900        273,117
       SkillSoft PLC Sponsored ADR Representing Ord Shrs(a)             66,000        181,500
===============================================================================================
                                                                                      454,617
2.02   INVESTMENT COMPANIES
       Nasdaq-100 Trust Series 1 Shrs(a)                                87,500      2,132,375
===============================================================================================
2.77   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)                     30,500      1,605,825
       BISYS Group(a)                                                   69,300      1,101,870
       Cognizant Technology Solutions Class A Shrs(a)(b)                 3,000        216,690
===============================================================================================
                                                                                    2,924,385
1.43   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                               87,200      1,142,320
       Viacom Inc Class B Shrs(a)                                        9,000        366,840
===============================================================================================
                                                                                    1,509,160
3.27   NETWORKING EQUIPMENT
       Cisco Systems(a)(f)                                             209,900      2,749,690
       Extreme Networks(a)                                              42,900        140,283
       Juniper Networks(a)                                              40,300        274,040
       NetScreen Technologies(a)                                        16,700        281,228
===============================================================================================
                                                                                    3,445,241
4.07   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                            122,200      1,592,266
       ASML Holding NV New York Registered Shrs(a)                      22,700        189,772
       KLA-Tencor Corp(a)                                               19,000        672,030
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Lam Research(a)                                                  42,200   $    455,760
       Novellus Systems(a)                                              49,200      1,381,536
===============================================================================================
                                                                                    4,291,364
17.77  SEMICONDUCTORS
       Altera Corp(a)                                                  101,300      1,250,042
       Analog Devices(a)                                                22,000        525,140
       Broadcom Corp Class A Shrs(a)                                    33,300        501,498
       Cypress Semiconductor(a)                                         16,500         94,380
       Fairchild Semiconductor International Class A Shrs(a)            41,500        444,465
       Intel Corp                                                      216,600      3,372,462
       Intersil Corp Class A Shrs(a)                                    18,200        253,708
       Linear Technology                                                65,000      1,671,800
       Maxim Integrated Products                                        45,600      1,506,624
       Microchip Technology                                             80,375      1,965,169
       Micron Technology(a)                                             16,200        157,788
       National Semiconductor(a)                                        31,700        475,817
       QLogic Corp(a)                                                   16,700        576,317
       RF Micro Devices(a)                                              67,400        494,042
       Semiconductor HOLDRs Trust(c)                                    60,400      1,337,860
       Skyworks Solutions(a)                                            42,700        368,074
       Taiwan Semiconductor Manufacturing Ltd Sponsored
         ADR Representing 5 Ord Shrs                                   125,848        887,228
       Texas Instruments                                                95,400      1,431,954
       United Microelectronics Sponsored ADR Representing
         5 Ord Shrs                                                     92,131        309,560
       Xilinx Inc(a)                                                    54,700      1,126,820
===============================================================================================
                                                                                   18,750,748
16.57  SYSTEMS SOFTWARE
       Adobe Systems                                                    53,700      1,331,814
       BMC Software(a)                                                  95,900      1,640,849
       Microsoft Corp(a)                                               130,300      6,736,510
       Networks Associates(a)                                           57,700        928,393
       Oracle Corp(a)                                                  228,100      2,463,480
       Symantec Corp(a)                                                 94,200      3,813,216
       VERITAS Software(a)                                              36,600        571,692
===============================================================================================
                                                                                   17,485,954
4.07   TELECOMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                                        52,000        108,680
       CIENA Corp(a)                                                    64,200        329,988
       Nokia Corp Sponsored ADR Representing Ord Shrs                  138,300      2,143,650
       QUALCOMM Inc(a)                                                  38,450      1,399,195
       UTStarcom Inc(a)                                                 16,000        317,280
===============================================================================================
                                                                                    4,298,793

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
1.40   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                        39,100   $    220,915
       Nextel Communications Class A Shrs(a)                            29,800        344,190
       Vodafone Group PLC Sponsored ADR Representing 10 Ord Shrs        50,200        909,624
===============================================================================================
                                                                                    1,474,729
       TOTAL COMMON STOCKS (COST $134,421,339)                                    100,958,521
===============================================================================================
0.33   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(g)(h) (Cost $783,068)                                354,280
===============================================================================================
3.66   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $3,862,247
         (Collateralized by Freddie Mac, Reference Notes, due
         6/15/2003 at 4.500%, value $3,944,893)
         (Cost $3,862,000)                                       $   3,862,000      3,862,000
===============================================================================================
99.68  TOTAL INVESTMENTS AT VALUE
         (COST $139,066,407)                                                      105,174,801
===============================================================================================
0.32   OTHER ASSETS LESS LIABILITIES                                                  333,393
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $105,508,194
===============================================================================================

(a)  Security is non-income producing.

(b)  Loaned  security,  a portion or all of the  security is on loan at December 31, 2002.

(c)  HOLDRs - Holding Company Depositary Receipts

(d)  Security or a portion of the security has been designated as collateral for written options.

(e)  Securities  acquired  pursuant to Rule 144A. The Fund deems such securities to be "liquid"
     because an institutional market exists.

(f)  Security has been  designated as collateral  for remaining  commitments  to purchase additional interests in BlueStream Ventures LP.

(g)  The Fund has  remaining  commitments  of $675,000  to  purchase  additional interests in
     BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.

(h)  The following is a restricted and illiquid security at December 31, 2002:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                                           % OF
                                                 ACQUISITION        ACQUISITION      NET ASSETS
DESCRIPTION                                            DATES              COSTS        AT VALUE
-----------------------------------------------------------------------------------------------
BlueStream Ventures LP                        8/3/00-12/2/02      $     783,068           0.33%
===============================================================================================

OPTION CONTRACTS

                                 NUMBER OF    EXPIRATION    EXERCISE        PREMIUM     MARKET
                                 CONTRACTS          DATE       PRICE       RECEIVED      VALUE
-----------------------------------------------------------------------------------------------
OPTIONS WRITTEN
CALLS
Dell Computer                        (502)       2/22/03    $  30.00      $  88,851 $  (23,845)
===============================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     TECHNOLOGY
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $  139,066,407
================================================================================
  At Value(a)                                                    $  105,174,801
Receivables:
  Investment Securities Sold                                            316,821
  Fund Shares Sold                                                      432,004
  Dividends and Interest                                                 13,108
Other Investments (Note 5)                                              359,332
Prepaid Expenses and Other Assets                                         6,162
================================================================================
TOTAL ASSETS                                                        106,302,228
================================================================================
LIABILITIES
Options Written at Value (Premiums Received $88,851)                     23,845
Payables:
  Custodian                                                               3,700
  Investment Securities Purchased                                         6,746
  Fund Shares Repurchased                                               389,444
  Securities Loaned                                                     359,332
Accrued Expenses and Other Payables                                      10,967
================================================================================
TOTAL LIABILITIES                                                       794,034
================================================================================
NET ASSETS AT VALUE                                              $  105,508,194
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $  646,817,717
Accumulated Undistributed Net Investment Loss                            (7,896)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Option Contracts                       (507,475,026)
Net Depreciation of Investment Securities and Option Contracts      (33,826,601)
================================================================================
NET ASSETS AT VALUE                                              $  105,508,194
================================================================================
Shares Outstanding                                                   12,920,220
NET ASSET VALUE, Offering and Redemption Price per Share         $         8.17
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $3,862,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                     TECHNOLOGY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $       96,828
Interest                                                                149,370
Securities Loaned Income                                                  6,415
  Foreign Taxes Withheld                                                (14,253)
================================================================================
  TOTAL INCOME                                                          238,360
================================================================================
EXPENSES
Investment Advisory Fees                                              1,191,165
Administrative Services Fees                                            430,878
Custodian Fees and Expenses                                              36,724
Directors' Fees and Expenses                                             22,769
Interest Expenses                                                           641
Professional Fees and Expenses                                           24,706
Registration Fees and Expenses                                            2,200
Reports to Shareholders                                                  35,946
Transfer Agent Fees                                                       5,000
Other Expenses                                                            9,434
================================================================================
  TOTAL EXPENSES                                                      1,759,463
  Fees and Expenses Paid Indirectly                                        (387)
================================================================================
     NET EXPENSES                                                     1,759,076
================================================================================
NET INVESTMENT LOSS                                                  (1,520,716)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                            (149,848,799)
  Option Contracts                                                      980,957
================================================================================
     Total Net Realized Loss                                       (148,867,842)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                              42,663,313
  Option Contracts                                                      (25,217)
================================================================================
     Total Change in Net Appreciation/Depreciation                   42,638,096
================================================================================
NET LOSS ON INVESTMENT SECURITIES AND OPTION CONTRACTS             (106,229,746)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $ (107,750,462)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TECHNOLOGY FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Income                               $  (1,520,716)   $   (1,903,628)
Net Realized Loss                                    (148,867,842)     (224,415,525)
Change in Net Appreciation/Depreciation                42,638,096        11,257,799
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS           (107,750,462)     (215,061,354)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         244,404,692       383,993,057
Amounts Paid for Repurchases of Shares               (271,398,789)     (372,451,546)
====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        (26,994,097)       11,541,511
====================================================================================
TOTAL DECREASE IN NET ASSETS                         (134,744,559)     (203,519,843)
NET ASSETS
Beginning of Period                                   240,252,753       443,772,596
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($7,896) and ($3,670),
  respectively)                                     $ 105,508,194    $  240,252,753
====================================================================================

            --------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                            21,387,719        18,974,668
Shares Repurchased                                    (24,095,810)      (18,990,543)
====================================================================================
NET DECREASE IN FUND SHARES                            (2,708,091)          (15,875)
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund (the "Fund", presented herein), Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                          $  157,180,284
                                                                 ===============

   Gross Tax Unrealized Appreciation                             $    4,294,831
   Gross Tax Unrealized Depreciation                                 56,300,314
                                                                 ---------------
   Net Tax Depreciation on Investments                           $  (52,005,483)
                                                                 ===============

   Accumulated Capital Loss Carryovers                           $ (475,575,605)
   Cumulative Effect of Other Timing Differences                    (13,728,435)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of written options activity.

Capital loss carryovers expire in the years 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $13,785,544 and deferred directors' fees.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States and federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities. The Fund reclassified $1,440,608 of net investment losses to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTION CONTRACTS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended December 31, 2002, was as follows:

                                                       CALL OPTIONS                    PUT OPTIONS
---------------------------------------------------------------------------------------------------------
                                                NUMBER           AMOUNT          NUMBER           AMOUNT
                                            OF OPTIONS      OF PREMIUMS      OF OPTIONS      OF PREMIUMS
---------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 2001       (2,463)      $   984,946           (952)      $   197,057
Options written                               (14,218)        3,803,171         (1,363)          176,552
Options closed or expired                      16,179        (4,699,266)         2,315          (373,609)
Options outstanding at December 31, 2002         (502)          $88,851              0       $         0

H. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the year ended December 31, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $138,306,731 and $159,645,018, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $4,299. Unfunded accrued pension costs of $0 and pension liability of $7,896 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of December 31, 2002, the Fund had on loan securities valued at $338,889 and the cash collateral has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, the Fund borrowed cash at a weighted average rate of 1.49% and interest expenses amounted to $641. During that same period, the Fund lent cash at a weighted average rate of 1.66% and interest income amounted to $971.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

         --------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Technology Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------------
                                                  2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period        $  15.37     $  28.37     $  37.13     $  14.34     $  11.49
===========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Loss(b)                           (0.00)       (0.12)       (0.01)       (0.00)       (0.03)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (7.20)      (12.88)       (8.68)       22.79         2.96
===========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (7.20)      (13.00)       (8.69)       22.79         2.93
===========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.00         0.00         0.00         0.00         0.02
Distributions from Capital Gains                  0.00         0.00         0.07         0.00         0.06
===========================================================================================================
TOTAL DISTRIBUTIONS                               0.00         0.00         0.07         0.00         0.08
===========================================================================================================
Net Asset Value -- End of Period              $   8.17     $  15.37     $  28.37     $  37.13     $  14.34
===========================================================================================================

TOTAL RETURN(c)                                (46.84%)     (45.82%)     (23.42%)     158.93%       25.69%

RATIOS
Net Assets -- End of Period ($000 Omitted)    $105,508     $240,253     $443,773     $93,992      $1,577
Ratio of Expenses to Average Net Assets(d)(e)    1.11%        1.07%        1.02%       1.31%       1.40%
Ratio of Net Investment Loss
  to Average Net Assets(e)                      (0.96%)      (0.66%)      (0.34%)     (0.40%)     (0.14%)
Portfolio Turnover Rate                            92%          88%          82%         95%        239%

(a)  The per share information was computed based on average shares for the year ended December 31, 2001.

(b)  Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31,
     2002 and 1999.

(c)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(d)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended  December  31, 2000,
     1999 and 1998.  If such  expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been 1.02%, 1.52% and 6.47%, respectively, and ratio of net investment loss to  average  net assets  would  have been  (0.34%),  (0.61%)  and  (5.21%), respectively.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A13  900421  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TELECOMMUNICATIONS FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

LINE GRAPH:  VIF - TELECOMMUNICATIONS FUND
     The  line  graph  compares  the  value  of a  $10,000  investment  in VIF -
Telecommunications Fund to the value of a $10,000 investment in the S&P 500 Index(2) and the value of a $10,000 investment in the MSCI-EAFE Index(2), assuming in each case reinvestment of dividends and capital gain distributions, for the period since inception (9/99) through 12/31/02.

        VIF-TELECOMMUNICATIONS FUND     S&P 500 INDEX(2)        MSCI-EAFE INDEX(2)
9/99    $10,000                         $10,000                 $10,000
12/99   $16,450                         $11,487                 $11,705
12/00   $12,146                         $10,442                 $10,071
12/01   $ 5,586                         $ 9,201                 $ 7,935
12/02   $ 2,748                         $ 7,169                 $ 6,692

VIF-TELECOMMUNICATIONS FUND
     The line graph above illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

     For the 12-month period ended December 31, 2002, the value of your shares declined 50.81%, compared to a 22.09% drop in the S&P 500 Index and a 15.66% decline in the MSCI-EAFE Index. (Of course, past performance is not a guarantee of future results)(1),(2)

--------------------------------------------------------------------------------
                           VIF-TELECOMMUNICATIONS FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                          (50.81%)
--------------------------------------------------------------------------------
3 years                         (44.93%)
--------------------------------------------------------------------------------
Since inception (9/99)          (32.56%)
--------------------------------------------------------------------------------

     During 2002, investors were fed a steady diet of unnerving developments, from persistent economic weakness and terrorist threats to rising tensions between the U.S. and Iraq and concerns about corporate credibility. As a result, investors remained risk averse, favoring defensive investments instead of more aggressive opportunities. Telecommunications stocks were hurt severely by this trend, and the fund suffered through another disappointing year.

     Perhaps the biggest detractor from the fund's performance was its exposure to competitive local exchange carriers (CLECs), which compete with the regional Bell operating companies (RBOCs) to provide telecommunications services. The CLECs declined sharply as the soft economy and illiquid capital markets hurt the group. Indeed, many companies in the group filed for bankruptcy protection. The RBOCs, such as BellSouth Corp and SBC Communications, did not perform much better. For most of 2002, investors sold RBOC shares, as the group's fundamental prospects continued to deteriorate in response to the soft economy and an increasingly competitive landscape.

     With the RBOCs struggling financially, they continued to scale back their capital expenditures, which negatively affected the equipment companies that count them as their primary customers.

     Looking ahead, most people are not expecting much from the group in the near future, so earnings estimates are quite reasonable and appear to have already discounted persistent economic malaise. Indeed, there is substantial room for estimates to be raised, particularly if the economic recovery gains momentum. We will continue to explore opportunities to capitalize on volatility. Overall, however, we are generally pleased with the long-term prospects possessed by the fund's holdings, and we do not expect to make any significant changes to its sub-sector allocations.

FUND MANAGEMENT
BRIAN HAYWARD, CFA
     Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX REPRESENTING THE DEVELOPED MARKETS OUTSIDE OF NORTH AMERICA: EUROPE, AUSTRALASIA, AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN ACCOUNTING AND SECURITIES REGULATIONS.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
92.69  COMMON STOCKS
3.20   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                    15,170    $   148,969
       BEA Systems(a)                                                    9,700        111,259
       Software HOLDRs Trust(b)                                         22,700        612,673
===============================================================================================
                                                                                      872,901
8.88   BROADCASTING -- RADIO/TV
       Clear Channel Communications(a)                                  20,000        745,800
       Fox Entertainment Group Class A Shrs(a)                          37,100        962,003
       Univision Communications Class A Shrs(a)                         23,900        585,550
       Westwood One(a)                                                   3,400        127,024
===============================================================================================
                                                                                    2,420,377
10.16  CABLE & SATELLITE OPERATORS
       Comcast Corp Class A Shrs(a)(c)                                  38,551        908,647
       Cox Communications Class A Shrs(a)                               22,800        647,520
       EchoStar Communications Class A Shrs(a)                          32,800        730,128
       Liberty Media Class A Shrs(a)                                    54,200        484,548
===============================================================================================
                                                                                    2,770,843
3.92   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Flextronics International Ltd(a)                                 16,600        135,954
       Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(d)           7,000        932,750
===============================================================================================
                                                                                    1,068,704
24.86  INTEGRATED TELECOMMUNICATION SERVICES
       ALLTEL Corp                                                      13,700        698,700
       AT&T Corp                                                        23,900        624,029
       BCE Inc(e)                                                       23,200        418,534
       BellSouth Corp(c)                                                24,760        640,541
       CenturyTel Inc                                                   19,100        561,158
       KT Corp Sponsored ADR Representing 1/2 Ord Shr                   26,700        575,385
       Portugal Telecom SGPS SA Sponsored ADR Representing Ord Shrs     87,900        600,357
       Qwest Communications International(a)                            70,100        350,500
       SBC Communications(c)                                            25,140        681,545
       Sprint Corp                                                      23,300        337,384
       Telefonos de Mexico SA de CV Sponsored ADR Representing
         20 Series L Shrs                                               12,800        409,344
       Verizon Communications                                           22,700        879,625
===============================================================================================
                                                                                    6,777,102
0.18   INTERNET SOFTWARE & SERVICES
       VeriSign Inc(a)                                                   6,200         49,724
===============================================================================================
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
4.41   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                               35,160   $    460,596
       Viacom Inc Class B Shrs(a)                                       18,200        741,832
===============================================================================================
                                                                                    1,202,428
5.02   NETWORKING EQUIPMENT
       Cisco Systems(a)(c)                                              87,880      1,151,228
       Foundry Networks(a)                                              16,900        118,976
       Juniper Networks(a)                                              14,600         99,280
===============================================================================================
                                                                                    1,369,484
1.24   SEMICONDUCTORS
       Agere Systems Class A Shrs(a)                                    18,900         27,216
       Semiconductor HOLDRs Trust(b)                                    11,400        252,510
       Skyworks Solutions(a)                                             6,700         57,754
===============================================================================================
                                                                                      337,480
2.69   SYSTEMS SOFTWARE
       Symantec Corp(a)                                                 18,100        732,688
===============================================================================================
12.01  TELECOMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                                        78,200        163,438
       ADTRAN Inc(a)                                                     4,500        148,050
       Alcatel SA Sponsored ADR Representing Ord Shrs                   33,000        146,520
       Broadband HOLDRs Trust(a)(b)                                     49,400        372,970
       CIENA Corp(a)                                                    23,400        120,276
       Comverse Technology(a)                                           16,300        163,326
       Nokia Corp Sponsored ADR Representing Ord Shrs(c)                67,920      1,052,760
       Nortel Networks(a)                                               35,600         57,316
       QUALCOMM Inc(a)                                                  28,840      1,049,488
===============================================================================================
                                                                                    3,274,144
16.12  WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                       164,000        926,600
       Nextel Communications Class A Shrs(a)                            82,700        955,185
       Nextel Partners Class A Shrs(a)                                  13,900         84,373
       SK Telecom Ltd Sponsored ADR Representing 1/9 Ord Shr(e)         30,800        657,580
       Sprint Corp-PCS Group Series 1 Shrs(a)                           28,200        123,516
       Telecom Italia Mobile SpA(e)                                     64,510        294,481
       Vodafone Group PLC Sponsored ADR Representing 10 Ord Shrs        74,632      1,352,332
===============================================================================================
                                                                                    4,394,067
       TOTAL COMMON STOCKS (COST $28,612,891)                                      25,269,942
===============================================================================================
0.52   FIXED INCOME SECURITIES -- CORPORATE BONDS
0.52   INTEGRATED TELECOMMUNICATION SERVICES
       US WEST Communications, Notes, 7.200%, 11/1/2004
         (Amortized Cost $142,590)                               $    150,000         142,500
===============================================================================================
1.63   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(f)(g) (Cost $978,834)                                442,850
===============================================================================================

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
4.30   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $1,172,075
         (Collateralized by Freddie Mac, Reference Notes, due
         6/15/2003 at 4.500%, value $1,199,736)
         (Cost $1,172,000)                                       $   1,172,000   $  1,172,000
===============================================================================================
99.14  TOTAL INVESTMENTS AT VALUE
        (COST $30,906,315)                                                         27,027,292
===============================================================================================
0.86   OTHER ASSETS LESS LIABILITIES                                                  235,386
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $ 27,262,678
===============================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts

(c)  Security has been  designated as collateral  for remaining  commitments  to purchase additional interests in BlueStream Ventures LP.

(d)  Securities  acquired  pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(e)  Loaned  security,  a portion or all of the  security is on loan at December 31, 2002.

(f)  The Fund has  remaining  commitments  of $843,750,  to purchase  additional interests in BlueStream
     Ventures LP, which are subject to the terms of the limited partnership agreement.

(g)  The following is a restricted and illiquid security at December 31, 2002:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
                                                                           % OF
                                       ACQUISITION    ACQUISITION    NET ASSETS
DESCRIPTION                                  DATES          COSTS      AT VALUE
--------------------------------------------------------------------------------
BlueStream Ventures LP              8/3/00-12/2/02   $    978,834         1.63%
================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                             TELECOMMUNICATIONS
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $   30,906,315
================================================================================
  At Value(a)                                                    $   27,027,292
Cash                                                                     49,203
Receivables:
  Investment Securities Sold                                            209,198
  Fund Shares Sold                                                       16,365
  Dividends and Interest                                                 32,137
Other Investments (Note 5)                                            1,095,226
Prepaid Expenses and Other Assets                                         1,780
================================================================================
TOTAL ASSETS                                                         28,431,201
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                        31,078
  Fund Shares Repurchased                                                32,214
  Securities Loaned                                                   1,095,226
Accrued Expenses and Other Payables                                      10,005
================================================================================
TOTAL LIABILITIES                                                     1,168,523
================================================================================
NET ASSETS AT VALUE                                              $   27,262,678
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $  268,600,905
Accumulated Undistributed Net Investment Loss                            (8,352)
Accumulated Undistributed Net Realized Loss on
  Investment Securities, Foreign Currency Transactions
  and Option Contracts                                             (237,450,789)
Net Depreciation of Investment Securities and Foreign
  Currency Transactions                                              (3,879,086)
================================================================================
NET ASSETS AT VALUE                                              $   27,262,678
================================================================================
Shares Outstanding                                                    9,933,014
NET ASSET VALUE, Offering and Redemption Price per Share         $         2.74
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $1,172,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                             TELECOMMUNICATIONS
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $      396,733
Interest                                                                 77,879
Securities Loaned Income                                                 19,126
  Foreign Taxes Withheld                                                (21,225)
================================================================================
  TOTAL INCOME                                                          472,513
================================================================================
EXPENSES
Investment Advisory Fees                                                312,134
Administrative Services Fees                                            120,287
Custodian Fees and Expenses                                              20,569
Directors' Fees and Expenses                                             14,662
Interest Expenses                                                            69
Professional Fees and Expenses                                           19,308
Registration Fees and Expenses                                              844
Reports to Shareholders                                                  10,537
Transfer Agent Fees                                                       5,000
Other Expenses                                                            3,372
================================================================================
  TOTAL EXPENSES                                                        506,782
  Fees and Expenses Paid Indirectly                                        (353)
================================================================================
     NET EXPENSES                                                       506,429
================================================================================
NET INVESTMENT LOSS                                                     (33,916)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                             (70,458,586)
  Foreign Currency Transactions                                        (134,656)
  Option Contracts                                                       69,105
================================================================================
     Total Net Realized Loss                                        (70,524,137)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                              34,572,445
  Foreign Currency Transactions                                         531,396
================================================================================
     Total Change in Net Appreciation/Depreciation                   35,103,841
================================================================================
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
  TRANSACTIONS AND OPTION CONTRACTS                                 (35,420,296)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $  (35,454,212)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TELECOMMUNICATIONS FUND


                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Loss                                 $     (33,916)    $    (172,803)
Net Realized Loss                                     (70,524,137)     (118,545,982)
Change in Net Appreciation/Depreciation                35,103,841         7,777,734
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS            (35,454,212)     (110,941,051)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         187,371,743       402,388,128
Amounts Paid for Repurchases of Shares               (198,422,075)     (425,323,887)
====================================================================================
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        (11,050,332)      (22,935,759)
====================================================================================
TOTAL DECREASE IN NET ASSETS                          (46,504,544)     (133,876,810)
NET ASSETS
Beginning of Period                                    73,767,222       207,644,032
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($8,352) and ($3,481),
  respectively)                                     $  27,262,678     $  73,767,222
====================================================================================

         ------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                            51,732,603        51,372,866
Shares Repurchased                                    (55,038,807)      (55,276,237)
====================================================================================
NET DECREASE IN FUND SHARES                            (3,306,204)       (3,903,371)
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund (the "Fund", presented herein), Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth and current income through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                          $   32,694,937
                                                                 ===============

   Gross Tax Unrealized Appreciation                             $      428,047
   Gross Tax Unrealized Depreciation                                  6,095,692
                                                                 ---------------

   Net Tax Depreciation on Investments                           $   (5,667,645)
                                                                 ===============

   Accumulated Capital Loss Carryovers                           $ (233,322,813)
   Cumulative Effect of Other Timing Differences                     (2,347,769)


The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

Capital loss carryovers expire in the years 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital and currency losses of $2,344,637, deferred directors' fees and foreign currency transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTION CONTRACTS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended December 31, 2002, was as follows:

                                                       CALL OPTIONS                    PUT OPTIONS
---------------------------------------------------------------------------------------------------------
                                                NUMBER           AMOUNT          NUMBER           AMOUNT
                                            OF OPTIONS      OF PREMIUMS      OF OPTIONS      OF PREMIUMS
---------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 2001          (157)     $    19,938            (157)     $    27,003
Options written                                   (768)         106,895            (165)          24,448
Options closed or expired                          925         (126,833)            165          (24,448)
Options exercised                                    0                0             157          (27,003)
Options outstanding at December 31, 2002             0      $         0               0      $         0

H. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the year ended December 31, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $56,356,117 and $62,975,374, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $1,380. Unfunded accrued pension costs of $0 and pension liability of $3,045 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of December 31, 2002, the Fund had on loan securities valued at $1,053,620 and the cash collateral has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, the Fund borrowed cash at a weighted average rate of 1.41% and interest expenses amounted to $69.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Telecommunications Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period September 21,1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   PERIOD
                                                                                    ENDED
                                                  YEAR ENDED DECEMBER 31      DECEMBER 31
------------------------------------------------------------------------------------------
                                            2002         2001         2000         1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period   $  5.57     $  12.11     $  16.45     $  10.00
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)            (0.00)       (0.00)       (0.00)        0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)           (2.83)       (6.54)       (4.30)        6.45
==========================================================================================
TOTAL FROM INVESTMENT OPERATIONS           (2.83)       (6.54)       (4.30)        6.45
==========================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)     0.00         0.00         0.00         0.00
Distributions from Capital Gains            0.00         0.00         0.04         0.00
==========================================================================================
TOTAL DISTRIBUTIONS                         0.00         0.00         0.04         0.00
==========================================================================================
Net Asset Value -- End of Period         $  2.74     $   5.57     $  12.11     $  16.45
==========================================================================================

TOTAL RETURN(d)                          (50.81%)     (54.00%)     (26.17%)      64.50%(e)

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                         $27,263     $73,767      $207,644     $67,650
Ratio of Expenses to Average Net
  Assets(f)(g)                             1.22%       1.09%         1.06%       1.27%(h)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(g)                (0.08%)     (0.14%)       (0.16%)      0.11%(h)
Portfolio Turnover Rate                     149%         77%           51%         15%(e)

(a)  From September 21, 1999, commencement of investment operations, to December 31, 1999.

(b)  Net  Investment  Income  (Loss)  aggregated  less than $0.01 on a per share basis for the years ended  December 31, 2002,  2001 and 2000 and the period ended December 31,
     1999.

(c)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 2000.

(d)  Total Return does not reflect expenses that apply to the related  insurance policies, and  inclusion  of these  charges  would reduce the total return figures for the periods shown.

(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(f)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment
     Adviser,  if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(g)  Various expenses of the Fund were voluntarily  absorbed by IFG for the year ended  December
     31,  2000 and the period ended  December 31, 1999.  If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been
     (0.16%) and 0.10% (annualized), respectively.

(h)   Annualized

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A739  900422  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TOTAL RETURN FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-TOTAL RETURN FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - TOTAL RETURN FUND
     The line graph compares the value of a $10,000 investment in VIF - Total Return Fund to the value of a $10,000 investment in the S&P 500 Index(2) and to the value of a $10,000 investment in the Lehman Govrenment/Credit Bond Index(2), assuming in each case reinvestment of all capital gain distributions, for the period since inception (6/94) through 12/31/02.

                                                                LEHMAN GOVERNMENT/
        VIF-TOTAL RETURN FUND           S&P 500 INDEX(2)        CREDIT BOND INDEX(2)
6/94    $10,000                         $10,000                 $10,000
12/94   $10,175                         $10,230                 $10,063
12/95   $12,494                         $14,069                 $11,999
12/96   $14,017                         $17,298                 $12,347
12/97   $17,228                         $23,067                 $13,552
12/98   $18,876                         $29,664                 $14,836
12/99   $18,235                         $35,903                 $14,517
12/00   $17,838                         $32,636                 $16,237
12/01   $17,575                         $28,759                 $17,617
12/02   $15,779                         $22,406                 $19,562

     For the 12-month period ended December 31, 2002, the value of VIF-Total Return Fund declined 10.22%, compared to a 22.09% drop in the S&P 500 Index and an 11.04% increase in the Lehman Brothers Government/Credit Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                             VIF-TOTAL RETURN FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                          (10.22%)
--------------------------------------------------------------------------------
5 years                          (1.74%)
--------------------------------------------------------------------------------
Since inception (6/94)            5.46%
--------------------------------------------------------------------------------

     Although it is always disappointing to post a loss, given the challenging market conditions, we were pleased with the fund's relatively strong performance -- which can be attributed in large part to our diversified approach. Specifically, our exposure to fixed-income markets helped the fund, providing support in an environment generally unfavorable to equities.

     On the equities side, the fund's energy, consumer staples, and utilities holdings all significantly outpaced their counterparts in the S&P 500 Index. For example, staples stalwarts Anheuser-Busch Cos and Procter & Gamble were rewarded for their relatively defensive investment profiles and strong fundamentals in a bearish year.

     Less successful were our holdings in the struggling telecommunications and technology sectors. Negative headlines as well as weak corporate spending and profits continued to send many companies in these areas lower. For example, semiconductor giants Intel Corp and Texas Instruments both endured steep declines.

     In our opinion, despite the past year's travails, the economy has bottomed. Yet, given all of the questions surrounding Iraq and North Korea, it is difficult to know where the market will head next. We will continue to evaluate companies individually, using our stringent buy/sell discipline to regularly gauge their fundamentals. At the same time, we believe the fund's investment-grade fixed-income allocation will remain an effective diversification tool in the event of any additional downward volatility.

FUND MANAGEMENT
CHARLES P. MAYER (EQUITY)
     Senior Vice President and Director of Value and Fixed-Income Investments, INVESCO Funds Group. BA, St. Peter's College; MBA, St. John's University. Joined INVESCO in 1993. Began investment career in 1969.

RICHARD R. HINDERLIE (FIXED-INCOME)
     Vice President, INVESCO Funds Group. BA, Pacific Lutheran University; MBA, Arizona State University. Joined INVESCO in 1993. Began investment career in 1973.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE LONG-TERM FIXED-INCOME MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
TOTAL RETURN FUND
63.80  COMMON STOCKS
2.84   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                                    1,800   $     80,838
       Lockheed Martin                                                   3,100        179,025
       United Technologies                                               2,700        167,238
===============================================================================================
                                                                                      427,101
1.23   ALUMINUM
       Alcoa Inc                                                         8,100        184,518
===============================================================================================
0.60   APPLICATION SOFTWARE
       PeopleSoft Inc(a)                                                 4,900         89,670
===============================================================================================
5.03   BANKS
       Bank of America                                                   4,200        292,194
       Bank One                                                          5,800        211,990
       Mellon Financial                                                  3,200         83,552
       Wells Fargo & Co                                                  3,600        168,732
===============================================================================================
                                                                                      756,468
1.70   BREWERS
       Anheuser-Busch Cos                                                5,300        256,520
===============================================================================================
2.06   COMPUTER HARDWARE
       Hewlett-Packard Co                                                9,400        163,184
       International Business Machines                                   1,900        147,250
===============================================================================================
                                                                                      310,434
1.02   CONSUMER FINANCE
       Freddie Mac                                                       2,600        153,530
===============================================================================================
1.44   DIVERSIFIED CHEMICALS
       Dow Chemical                                                      4,000        118,800
       Olin Corp                                                         6,300         97,965
===============================================================================================
                                                                                      216,765
2.26   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                                     6,213        218,635
       JP Morgan Chase & Co                                              5,050        121,200
===============================================================================================
                                                                                      339,835
1.80   ELECTRIC UTILITIES
       Dominion Resources                                                3,200        175,680
       NiSource Inc                                                      4,800         96,000
===============================================================================================
                                                                                      271,680
0.82   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(a)                                                       3,300        123,585
===============================================================================================
0.11   FOOD DISTRIBUTORS
       Del Monte Foods(a)                                                2,143         16,501
===============================================================================================
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
1.14   GENERAL MERCHANDISE STORES
       Target Corp                                                       5,700   $    171,000
===============================================================================================
0.74   HOUSEHOLD PRODUCTS
       Procter & Gamble                                                  1,300        111,722
===============================================================================================
1.70   INDUSTRIAL CONGLOMERATES
       General Electric                                                 10,500        255,675
===============================================================================================
1.00   INDUSTRIAL GASES
       Praxair Inc                                                       2,600        150,202
===============================================================================================
2.51   INDUSTRIAL MACHINERY
       Danaher Corp                                                      2,500        164,250
       Illinois Tool Works                                               3,300        214,038
===============================================================================================
                                                                                      378,288
1.26   INSURANCE BROKERS
       Marsh & McLennan                                                  4,100        189,461
===============================================================================================
2.79   INTEGRATED OIL & GAS
       BP PLC Sponsored ADR Representing 6 Ord Shrs                      3,868        157,234
       Exxon Mobil                                                       7,500        262,050
===============================================================================================
                                                                                      419,284
2.37   INTEGRATED TELECOMMUNICATION SERVICES
       BellSouth Corp                                                    3,300         85,371
       SBC Communications                                                4,400        119,284
       Verizon Communications                                            3,940        152,675
===============================================================================================
                                                                                      357,330
3.95   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Lehman Brothers Holdings                                          5,300        282,437
       Merrill Lynch & Co                                                6,500        246,675
       Stilwell Financial                                                5,000         65,350
===============================================================================================
                                                                                      594,462
0.96   IT CONSULTING & SERVICES
       Veridian Corp(a)                                                  6,800        145,112
===============================================================================================
2.08   MARINE
       Tsakos Energy Navigation Ltd                                     20,300        313,838
===============================================================================================
0.99   OIL & GAS DRILLING
       GlobalSantaFe Corp                                                2,200         53,504
       Noble Corp(a)                                                     2,700         94,905
===============================================================================================
                                                                                      148,409
0.77   OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
       Kerr-McGee Corp                                                   2,600        115,180
===============================================================================================
2.08   PACKAGED FOODS & MEATS
       H.J. Heinz                                                        4,800        157,776
       Hershey Foods                                                     2,300        155,112
===============================================================================================
                                                                                      312,888
0.74   PAPER PACKAGING
       Temple-Inland Inc                                                 2,500        112,025
===============================================================================================
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
1.84   PAPER PRODUCTS
       Bowater Inc                                                       4,100     $  171,995
       International Paper                                               3,000        104,910
===============================================================================================
                                                                                      276,905
4.45   PHARMACEUTICALS
       Bristol-Myers Squibb                                              4,500        104,175
       Eli Lilly & Co                                                    1,400         88,900
       Merck & Co                                                        4,400        249,084
       Pfizer Inc                                                        5,000        152,850
       Pharmacia Corp                                                    1,800         75,240
===============================================================================================
                                                                                      670,249
1.69   PUBLISHING & PRINTING
       McGraw-Hill Cos                                                   4,200        253,848
===============================================================================================
1.03   RAILROADS
       Union Pacific                                                     2,600        155,662
===============================================================================================
1.02   REAL ESTATE INVESTMENT TRUSTS
       iStar Financial                                                   5,500        154,275
===============================================================================================
1.79   RESTAURANTS
       Red Robin Gourmet Burgers(a)                                     21,100        268,814
===============================================================================================
0.51   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                              5,900         76,877
===============================================================================================
2.28   SEMICONDUCTORS
       Analog Devices(a)                                                 3,000         71,610
       Intel Corp                                                        9,200        143,244
       Texas Instruments                                                 8,600        129,086
===============================================================================================
                                                                                      343,940
0.93   SPECIALTY CHEMICALS
       Potash Corp of Saskatchewan                                       2,200        139,898
===============================================================================================
1.46   TELECOMMUNICATIONS EQUIPMENT
       Nokia Corp Sponsored ADR Representing Ord Shrs                   14,200        220,100
===============================================================================================
0.81   TOBACCO
       Philip Morris                                                     3,000        121,590
===============================================================================================
       TOTAL COMMON STOCKS (COST $10,226,143)                                       9,603,641
===============================================================================================
30.78  FIXED INCOME SECURITIES
1.43   US GOVERNMENT OBLIGATIONS
       US Treasury Notes, 5.875%, 11/15/2004 (Amortized Cost
         $209,224)                                               $    200,000         216,008
===============================================================================================
22.13  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae, Gtd Mortgage Pass-Through Certificates
         5.500%, 5/1/2017                                        $    456,213         473,667
         5.000%, 1/1/2017                                        $    466,814         479,491
       Freddie Mac, Gold, Participation Certificates
         5.000%, 11/1/2016                                       $    904,126         928,550
       Government National Mortgage Association I,
         Platinum Collateral
           6.000%, 1/15/2029                                     $    670,614          700,299
           5.000%, 11/15/2017                                    $    248,623          257,247
       Government National Mortgage Association I & II,
         Single Issuer
          5.500%, 1/15/2017                                      $    469,632          491,038
================================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Amortized
          Cost $3,175,186)                                                           3,330,292
================================================================================================
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
7.22   CORPORATE BONDS
2.19   BANKS
       Bayerische Landesbank, Sub Notes, 6.375%, 10/15/2005      $     100,000   $    109,053
       SunTrust Banks, Sr Notes, 6.250%, 6/1/2008                $     100,000        113,148
       Wells Fargo & Co, Sr Notes, 6.625%, 7/15/2004             $     100,000        106,976
===============================================================================================
                                                                                      329,177
0.69   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc, Sr Notes, 4.125%, 6/30/2005                $     100,000        104,187
===============================================================================================
0.71   GENERAL MERCHANDISE STORES
       Wal-Mart Stores, Sr Notes, 6.550%, 8/10/2004              $     100,000        107,488
===============================================================================================
0.74   HOUSEHOLD PRODUCTS
       Colgate-Palmolive Co, Medium-Term Notes, Series C,
         5.580%, 11/6/2008                                       $     100,000        110,661
===============================================================================================
1.98   INTEGRATED TELECOMMUNICATION SERVICES
       GTE Northwest, Deb, Series D, 5.550%, 10/15/2008          $     100,000        107,571
       Sprint Capital, Gtd Sr Notes, 6.875%, 11/15/2028          $     100,000         80,500
       Verizon Global Funding, Notes, 6.125%, 6/15/2007          $     100,000        109,700
===============================================================================================
                                                                                      297,771
0.74   RAILROADS
       Burlington Northern Santa Fe, Notes, 6.125%, 3/15/2009    $     100,000        111,240
===============================================================================================
0.17   SOFT DRINKS
       Coca-Cola Enterprises, Notes, 4.375%, 9/15/2009           $      25,000         25,753
===============================================================================================
         TOTAL CORPORATE BONDS (AMORTIZED COST $1,016,086)                          1,086,277
===============================================================================================
       TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $4,400,496)                    4,632,577
===============================================================================================
5.27   SHORT-TERM INVESTMENTS
0.68   Corporate Bonds -- Household Products
       Procter & Gamble, Notes, 5.250%, 9/15/2003
         (Amortized Cost $99,978)                                 $    100,000        102,456
===============================================================================================
4.59   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $691,044
         (Collateralized by Freddie Mac, Reference Notes,
         due 6/15/2003 at 4.500%, value $706,624)
         (Cost $691,000)                                          $    691,000        691,000
===============================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $790,978)                         793,456
===============================================================================================
99.85  TOTAL INVESTMENTS AT VALUE
        (COST $15,417,617)                                                         15,029,674
===============================================================================================
0.15   OTHER ASSETS LESS LIABILITIES                                                   22,060
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $ 15,051,734
===============================================================================================

(a)   Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                          TOTAL
                                                                         RETURN
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $   15,417,617
================================================================================
  At Value(a)                                                    $   15,029,674
Cash                                                                      7,350
Receivables:
  Fund Shares Sold                                                          709
  Dividends and Interest                                                 45,571
Prepaid Expenses and Other Assets                                         1,078
================================================================================
TOTAL ASSETS                                                         15,084,382
================================================================================
LIABILITIES
Payable for Fund Shares Repurchased                                      23,808
Accrued Expenses and Other Payables                                       8,840
================================================================================
TOTAL LIABILITIES                                                        32,648
================================================================================
NET ASSETS AT VALUE                                              $   15,051,734
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $   18,316,557
Accumulated Undistributed Net Investment Income                         375,898
Accumulated Undistributed Net Realized Loss on Investment
  Securities                                                         (3,252,778)
Net Depreciation of Investment Securities                              (387,943)
================================================================================
NET ASSETS AT VALUE                                              $   15,051,734
================================================================================
Shares Outstanding                                                    1,355,125
NET ASSET VALUE, Offering and Redemption Price per Share         $        11.11
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $691,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                          TOTAL
                                                                         RETURN
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $      270,779
Interest                                                                351,516
  Foreign Taxes Withheld                                                 (1,946)
================================================================================
  TOTAL INCOME                                                          620,349
================================================================================
EXPENSES
Investment Advisory Fees                                                154,432
Administrative Services Fees                                             64,566
Custodian Fees and Expenses                                               8,029
Directors' Fees and Expenses                                             12,825
Interest Expenses                                                           195
Professional Fees and Expenses                                           17,474
Registration Fees and Expenses                                               74
Reports to Shareholders                                                  10,750
Transfer Agent Fees                                                       5,000
Other Expenses                                                            3,812
================================================================================
  TOTAL EXPENSES                                                        277,157
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (40,089)
  Fees and Expenses Paid Indirectly                                        (245)
================================================================================
     NET EXPENSES                                                       236,823
================================================================================
NET INVESTMENT INCOME                                                   383,526
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                           (1,643,248)
Change in Net Appreciation/Depreciation of Investment Securities     (1,166,405)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                    (2,809,653)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $   (2,426,127)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TOTAL RETURN FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Income                               $     383,526     $     434,388
Net Realized Gain (Loss)                               (1,643,248)           91,839
Change in Net Appreciation/Depreciation                (1,166,405)         (796,176)
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS             (2,426,127)         (269,949)
====================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                    (431,964)         (489,008)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                           5,637,797         9,139,530
Reinvestment of Distributions                             431,964           489,008
====================================================================================
                                                        6,069,761         9,628,538
Amounts Paid for Repurchases of Shares                (11,331,244)       (5,549,289)
====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                         (5,261,483)        4,079,249
====================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                (8,119,574)        3,320,292
NET ASSETS
Beginning of Period                                    23,171,308        19,851,016
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $375,898 and $430,142,
  respectively)                                     $  15,051,734     $  23,171,308
====================================================================================

             -----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                               473,475           706,802
Shares Issued from Reinvestment of Distributions           38,885            38,389
====================================================================================
                                                          512,360           745,191
Shares Repurchased                                       (976,733)         (428,877)
====================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                   (464,373)          316,314
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund (the "Fund", presented herein) and Utilities Fund. The investment objective of the Fund is to seek a high total return on investments through growth and current income. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

Investments in securities of U.S. Government agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $431,964 of ordinary income distributions. Of the ordinary income distributions declared for the year ended December 31, 2002, 54.40% qualified for the dividends received deduction available to the Fund's Corporate shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                          $   15,473,006
                                                                 ===============

   Gross Tax Unrealized Appreciation                             $    1,086,389
   Gross Tax Unrealized Depreciation                                  1,529,721
                                                                 ---------------
   Net Tax Depreciation on Investments                           $     (443,332)
                                                                 ===============

   Undistributed Ordinary Income                                 $      378,241
   Accumulated Capital Loss Carryovers                               (2,747,623)
   Cumulative Effect of Other Timing Differences                       (452,109)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital and currency losses of $449,829 and deferred directors' fees.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year ended December 31, 2002, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the year ended December 31, 2005, is $24,634.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $8,483,073 and $10,818,922, respectively. During that same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $3,526,697 and $5,862,796, respectively.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $539. Unfunded accrued pension costs of $0 and pension liability of $2,280 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, the Fund borrowed cash at a weighted average rate of 1.47% and interest expenses amounted to $195.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Total Return Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------
                                            2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period  $  12.74     $  13.21     $  15.58     $  16.58     $  15.81
=====================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                       0.37         0.19         0.33         0.41         0.37
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)           (1.67)       (0.38)       (0.73)       (0.98)        1.13
=====================================================================================================
TOTAL FROM INVESTMENT OPERATIONS           (1.30)       (0.19)       (0.40)       (0.57)        1.50
=====================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income        0.33         0.28         0.06         0.37         0.36
Distributions from Capital Gains            0.00         0.00         1.91         0.06         0.37
=====================================================================================================
TOTAL DISTRIBUTIONS                         0.33         0.28         1.97         0.43         0.73
=====================================================================================================
Net Asset Value -- End of Period        $  11.11     $  12.74     $  13.21     $  15.58     $  16.58
=====================================================================================================

TOTAL RETURN(a)                          (10.22%)      (1.47%)      (2.17%)      (3.40%)       9.56%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                        $ 15,052     $ 23,171     $ 19,851     $ 27,739     $ 35,630
Ratio of Expenses to Average Net
  Assets(b)(c)                             1.15%        1.15%        1.21%        1.17%        1.01%
Ratio of Net Investment Income to
  Average Net Assets(c)                    1.86%        2.02%        2.38%        2.14%        2.50%
Portfolio Turnover Rate                      61%          82%         103%          36%          17%

(a)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(b)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(c)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2002,
     2001, 2000 and 1998. If such expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been  1.34%,  1.31%,  1.44%  and  1.01%,  respectively,  and  ratio  of net investment income to average net assets would have been 1.67%, 1.86%, 2.15% and 2.50%, respectively.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A92  900427  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-UTILITIES FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-UTILITIES FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

     For the 12-month period ended December 31, 2002, the value of your shares declined 20.32%, outperforming the 22.09% decline in the S&P 500 Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - UTILITIES FUND
     The line graph compares the value of a $10,000 investment in VIF - Utilities Fund to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (1/95) through 12/31/02.

        VIF-UTILITIES FUND                      S&P 500 INDEX(2)

1/95    $10,000                                 $10,000
12/95   $10,908                                 $13,753
12/96   $12,300                                 $16,909
12/97   $15,179                                 $22,549
12/98   $19,047                                 $28,997
12/99   $22,692                                 $35,096
12/00   $23,889                                 $31,902
12/01   $16,146                                 $28,112
12/02   $12,865                                 $21,902

     Normally, the volatility in the broader market would have supported utilities stocks, as they have historically been regarded as more defensive investments. However, in 2002, utilities were hampered by some sector-specific developments. At the heart of the group's weak showing were gas utilities, which declined sharply as the market grew increasingly leery of any company with trading operations. Following the Enron Corp (not a fund holding during the period) scandal, the Federal Energy Regulatory Commission ordered all companies that supplied power to California to preserve their records, spooking investors.

--------------------------------------------------------------------------------
                               VIF-UTILITIES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                          (20.32%)
--------------------------------------------------------------------------------
5 years                          (3.25%)
--------------------------------------------------------------------------------
Since inception (1/95)            3.20%
--------------------------------------------------------------------------------

     Telecommunications stocks were under pressure for most of the year, as the slow economy hurt demand for telecom services. In addition, the sector absorbed a serious blow when accounting irregularities at WorldCom Inc (not a fund holding during the period ) surfaced, occupying headlines and fueling investors' fears.

     Although these conditions presented the fund with its share of challenges, we managed to modestly outperform the broad market. During the early part of 2002, we decreased the fund's telecom weighting, selling our competitive local exchange carriers (CLEC) position. Those telecom firms remaining in the portfolio were limited to more defensive regional Bell operating companies (RBOCs). Even though these firms endured sharp losses during the year, they declined far less dramatically than the CLECs -- several of which filed for bankruptcy protection in 2002.

     Another key adjustment was our decision to place more emphasis on those integrated electric utilities that offer competitive dividend yields and boast strong balance sheets. This strategy was beneficial, as electrics soundly outperformed their gas counterparts over the period.

     Going forward, we are cautiously optimistic about the utilities sector. November's elections resulted in a Republican-controlled Senate -- which had many investors speculating that the regulatory environment might improve -- potentially providing a fundamental boost to the RBOCs. On the other hand, we continue to worry about the debt carried by several companies within the utilities sector, as this burden could lead to liquidity issues down the road. As always, we will be monitoring this situation closely.

FUND MANAGEMENT
JEFFREY G. MORRIS, CFA
     Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
UTILITIES FUND
89.61  COMMON STOCKS
62.75  ELECTRIC UTILITIES
       Ameren Corp                                                      19,000   $    789,830
       American Electric Power                                          12,800        349,824
       Cinergy Corp                                                     37,500      1,264,500
       Consolidated Edison                                              27,700      1,186,114
       Dominion Resources                                               28,000      1,537,200
       DTE Energy                                                       31,400      1,456,960
       Duke Energy                                                      44,800        875,392
       Energy East                                                      48,200      1,064,738
       Entergy Corp                                                     31,300      1,426,967
       Exelon Corp                                                      27,512      1,451,808
       FPL Group                                                        21,800      1,310,834
       Hawaiian Electric Industries                                     14,300        628,914
       NiSource Inc                                                     31,400        628,000
       Pepco Holdings                                                    9,500        184,205
       Pinnacle West Capital                                            15,100        514,759
       PPL Corp                                                         38,200      1,324,776
       Progress Energy                                                  23,700      1,027,395
       Reliant Resources(a)                                            105,400        337,280
       SCANA Corp                                                       39,900      1,235,304
       Southern Co                                                      34,700        985,133
===============================================================================================
                                                                                   19,579,933
1.42   GAS UTILITIES
       KeySpan Corp                                                     12,600        444,024
===============================================================================================
17.60  INTEGRATED TELECOMMUNICATION SERVICES
       AT&T Corp                                                         9,600        250,656
       BellSouth Corp                                                   50,540      1,307,470
       CenturyTel Inc                                                   46,500      1,366,170
       SBC Communications                                               46,306      1,255,356
       Verizon Communications                                           33,833      1,311,029
===============================================================================================
                                                                                    5,490,681
6.19   NATURAL GAS PIPELINES
       Enbridge Energy Management LLC                                   21,980        824,250
       Kinder Morgan Management LLC                                     35,098      1,108,746
===============================================================================================
                                                                                    1,932,996
1.65   WATER UTILITIES
       Philadelphia Suburban                                            25,000        515,000
===============================================================================================
       TOTAL COMMON STOCKS (COST $27,812,920)                                      27,962,634
===============================================================================================

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
2.20   FIXED INCOME SECURITIES -- CORPORATE BONDS
2.20   ELECTRIC UTILITIES
       Appalachian Power, Sr Notes, Series E, 4.800%, 6/15/2005   $    200,000   $    200,820
       Public Service Electric & Gas, 1st & Refunding Mortgage
         Series BB, 9.125%, 7/1/2005                              $    100,000        114,905
         Series PP, 6.500%, 5/1/2004                              $    352,000        370,634
===============================================================================================
       TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $670,048)                        686,359
===============================================================================================
7.45   SHORT-TERM INVESTMENTS
1.14   US GOVERNMENT OBLIGATIONS
       US Treasury Notes, 3.000%, 11/30/2003 (Amortized
         Cost $353,959)                                           $    350,000        355,619
===============================================================================================
6.31   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $1,969,126
         (Collateralized by Freddie Mac, Reference Notes, due
         6/15/2003 at 4.500%, value $2,013,116) (Cost
         $1,969,000)                                              $  1,969,000      1,969,000
===============================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $2,322,959)                     2,324,619
===============================================================================================
99.26  TOTAL INVESTMENTS AT VALUE
         (COST $30,805,927)                                                        30,973,612
===============================================================================================
0.74   OTHER ASSETS LESS LIABILITIES                                                  230,379
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $ 31,203,991
===============================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $   30,805,927
================================================================================
  At Value(a)                                                    $   30,973,612
Cash                                                                         60
Receivables:
  Fund Shares Sold                                                      230,579
  Dividends and Interest                                                 54,479
Prepaid Expenses and Other Assets                                         1,469
================================================================================
TOTAL ASSETS                                                         31,260,199
================================================================================
LIABILITIES
Payable for Fund Shares Repurchased                                      48,541
Accrued Expenses and Other Payables                                       7,667
================================================================================
TOTAL LIABILITIES                                                        56,208
================================================================================
NET ASSETS AT VALUE                                              $   31,203,991
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $   39,110,050
Accumulated Undistributed Net Investment Income                         669,374
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions            (8,743,118)
Net Appreciation of Investment Securities and Foreign Currency
  Transactions                                                          167,685
================================================================================
NET ASSETS AT VALUE                                              $   31,203,991
================================================================================
Shares Outstanding                                                    2,796,283
NET ASSET VALUE, Offering and Redemption Price per Share         $        11.16
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $1,969,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $      881,699
Interest                                                                 87,502
  Foreign Taxes Withheld                                                 (1,031)
================================================================================
  TOTAL INCOME                                                          968,170
================================================================================
EXPENSES
Investment Advisory Fees                                                155,471
Administrative Services Fees                                             78,666
Custodian Fees and Expenses                                              12,417
Directors' Fees and Expenses                                             12,892
Professional Fees and Expenses                                           17,658
Registration Fees and Expenses                                              254
Reports to Shareholders                                                  20,937
Transfer Agent Fees                                                       5,000
Other Expenses                                                            2,242
================================================================================
  TOTAL EXPENSES                                                        305,537
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser            (6,985)
  Fees and Expenses Paid Indirectly                                        (469)
================================================================================
     NET EXPENSES                                                       298,083
================================================================================
NET INVESTMENT INCOME                                                   670,087
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities                                              (7,788,774)
  Foreign Currency Transactions                                          (8,047)
================================================================================
     Total Net Realized Loss                                         (7,796,821)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                               1,678,491
  Foreign Currency Transactions                                            (821)
================================================================================
     Total Change in Net Appreciation/Depreciation                    1,677,670
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                  (6,119,151)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $   (5,449,064)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
UTILITIES FUND

                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Income                               $     670,087     $     161,367
Net Realized Loss                                      (7,796,821)         (878,097)
Change in Net Appreciation/Depreciation                 1,677,670        (4,596,345)
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS             (5,449,064)       (5,313,075)
====================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                    (161,756)         (102,460)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                             0          (106,296)
====================================================================================
TOTAL DISTRIBUTIONS                                      (161,756)         (208,756)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                          25,731,149        21,078,887
Reinvestment of Distributions                             161,756           208,756
====================================================================================
                                                       25,892,905        21,287,643
Amounts Paid for Repurchases of Shares                (10,025,484)       (7,118,034)
====================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                         15,867,421        14,169,609
====================================================================================
TOTAL INCREASE IN NET ASSETS                           10,256,601         8,647,778
NET ASSETS
Beginning of Period                                    20,947,390        12,299,612
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $669,374 and $161,145,
  respectively)                                     $  31,203,991     $  20,947,390
====================================================================================

         ------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                             2,154,461         1,315,091
Shares Issued from Reinvestment of Distributions           14,497            14,825
====================================================================================
                                                        2,168,958         1,329,916
Shares Repurchased                                       (859,909)         (426,823)
====================================================================================
NET INCREASE IN FUND SHARES                             1,309,049           903,093
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund (the "Fund", presented herein). The investment objective of the Fund is to seek capital growth and current income through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $161,756 of ordinary income distributions. Of the ordinary income distributions declared for the year ended December 31, 2002, 100.00% qualified for the dividends received deduction available to the Fund's Corporate shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                          $   30,916,192
                                                                 ===============

   Gross Tax Unrealized Appreciation                             $    1,167,128
   Gross Tax Unrealized Depreciation                                  1,109,708
                                                                 ---------------
   Net Tax Appreciation on Investments                           $       57,420
                                                                 ===============

   Undistributed Ordinary Income                                 $      670,228
   Accumulated Capital Loss Carrovers                                (8,034,627)
   Cumulative Effect of Other Timing Differences                       (599,080)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $598,226 and deferred directors' fees.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.60% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year ended December 31, 2002, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the year ended December 31, 2005, is $5,254.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $40,409,754 and $23,683,707, respectively. During that same period, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were $355,414 and $0, respectively.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $445. Unfunded accrued pension costs of $0 and pension liability of $854 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

      --------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Utilities Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
UTILITIES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------
                                            2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period  $  14.08     $  21.06     $  20.97     $  17.78     $  14.40
=====================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(a)                    0.19         0.00         0.17         0.22         0.25
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)           (3.05)       (6.83)        0.87         3.17         3.41
=====================================================================================================
TOTAL FROM INVESTMENT OPERATIONS           (2.86)       (6.83)        1.04         3.39         3.66
=====================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income        0.06         0.07         0.03         0.20         0.24
Distributions from Capital Gains            0.00         0.08         0.92         0.00         0.04
=====================================================================================================
TOTAL DISTRIBUTIONS                         0.06         0.15         0.95         0.20         0.28
=====================================================================================================
Net Asset Value -- End of Period       $   11.16     $  14.08     $  21.06     $  20.97     $  17.78
=====================================================================================================

TOTAL RETURN(b)                          (20.32%)     (32.41%)       5.28%       19.13%       25.48%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                       $  31,204    $  20,947     $  12,300    $  9,137     $ 6,993
Ratio of Expenses to Average Net
  Assets(c)(d)                             1.15%        1.15%         1.22%       1.20%       1.08%
Ratio of Net Investment Income to
  Average Net Assets(d)                    2.59%        1.13%         0.94%       1.15%       1.73%
Portfolio Turnover Rate                     102%          33%           50%         40%         35%

(a)  Net Investment  Income  aggregated less than $0.01 on a per share basis for the year ended December
     31, 2001.

(b)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(c)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(d)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2002,
     2001,  2000,  1999 and 1998. If such expenses had not been  voluntarily  absorbed,  ratio of  expenses to average net assets would have been 1.18%,  1.37%,  1.41%, 1.53% and 1.60%,  respectively,  and ratio of net investment income to average net assets would have been 2.56%, 0.91%, 0.75%, 0.82% and
     1.21%, respectively.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A94  900428  1/03

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

MUTUAL FUNDS SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-DYNAMICS FUND
VIF-FINANCIAL SERVICES FUND
VIF-HEALTH SCIENCES FUND
VIF-TECHNOLOGY FUND
VIF-TELECOMMUNICATIONS FUND




                                      ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002               [INVESCO ICON] INVESCO

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-DYNAMICS FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:       VIF - DYNAMICS FUND

     This line graph compares the value of a $10,000 investment in VIF - Dynamics Fund to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (8/97) through 12/31/02.


            VIF - DYNAMICS FUND                 RUSSELL MIDCAP GROWTH INDEX(2)

8/97        $10,000                             $10,000
12/97       $10,340                             $10,217
12/98       $12,341                             $12,042
12/99       $19,202                             $18,218
12/00       $18,521                             $16,077
12/01       $12,754                             $12,838
12/02       $ 8,686                             $ 9,319

--------------------------------------------------------------------------------
                                VIF-DYNAMICS FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                              (31.90%)
--------------------------------------------------------------------------------
3 years                              (3.43%)
--------------------------------------------------------------------------------
Since inception (8/97)               (2.60%)
--------------------------------------------------------------------------------

     For the 12-month period ended December 31, 2002, the value of VIF-Dynamics Fund shares declined by 31.90%, underperforming the Russell Midcap Growth Index, which declined by 27.41%. (Of course, past performance is not a guarantee of future results.)(1),(2)

     Performance was hurt by the market's persistent risk aversion, a tone that kept growth stocks under pressure all year. The fund's exposure to companies that we deemed best positioned to capitalize on the economic recovery also contributed to its underperformance, when it became clear as the period progressed that the economy was not improving as quickly as we had anticipated. The fund's technology and telecommunications stocks were hurt the most by these trends. Both sectors saw their fundamental growth prospects severely hurt by a lack of demand.

     While these two groups primarily accounted for the fund's relative performance shortfall, the fund saw absolute declines in most sectors, as our holdings in the industrial, consumer discretionary, consumer staples and financial services sectors all retreated.

     The fund's health care holdings also declined. However, the portfolio's stocks in the sector outperformed, with several companies, including Forest Laboratories and Zimmer Holdings, recording positive absolute performance. Performance was also augmented by the portfolio's overweight energy stake, as persistently high prices supported oil-related stocks for most of the period.

     Going forward, we continue to be optimistic about the potential offered by our holdings. Although the fund underperformed during December, it performed well during the strong markets in October and November. We believe this suggests that the modest changes we made to its composition during the third quarter could translate into notable returns as the economy improves and stock markets stabilize. We continue to believe that 2003 will see brighter days for the economy and stocks, and therefore do not anticipate making any significant changes to the portfolio's composition.(3)

FUND MANAGEMENT
TIMOTHY J. MILLER, CFA
     Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri. Joined INVESCO in 1992. Began investment career in 1979.

VIF-FINANCIAL SERVICES FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:             VIF - FINANCIAL SERVICES FUND

     This  line  graph  compares  the  value of a  $10,000  investment  in VIF -
Financial Services Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the S&P Financials Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (9/99) through 12/31/02.

            VIF - FINANCIAL SERVICES FUND        S&P 500 INDEX(2)    S&P FINANCIALS INDEX(2)
9/99        $10,000                              $10,000             $10,000
12/99       $11,100                              $11,487             $10,877
12/00       $13,852                              $10,442             $13,672
12/01       $12,484                              $ 9,201             $12,449
12/02       $10,624                              $ 7,169             $10,626

     For the 12-month period ended December 31, 2002, the value of your shares decreased 14.90%, outperforming the S&P 500 Index, which lost 22.09%. However, the fund slightly lagged the S&P 500 Financials Index, which fell 14.64% during that same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

     Although financial services stocks lost ground along with the rest of the market, their losses were, in many cases, less severe than those we saw in areas such as technology and telecommunications. This was the result of solid returns from a number of more defensive financial stocks, which were generally rewarded for their relatively predictable businesses. Select regional banks, thrifts, and insurance brokers, for example, outpaced the broad market.

     Specifically, Bank of America and Wells Fargo & Co, two of the fund's largest holdings, benefited from strength in consumer banking. Both companies were able to capitalize on falling interest rates -- which in turn raised profits from home lending. Another bright spot for the fund was financial guarantee insurer Ambac Financial Group, which benefited from low interest rates, high debt issuance, and strong demand fueled by credit concerns. Meanwhile, our positions in the reinsurance and property/casualty insurance industries aided performance, as these areas were boosted by a favorable pricing trend for insurers.

     On the other hand, many financial companies with strong ties to the capital markets, such as brokerage houses and investment banks, declined. Citigroup Inc -- which has investment banking exposure through its Salomon Smith Barney subsidiary -- struggled as its connection to Enron Corp (not a fund holding during the period) and its research practices came under scrutiny. Similarly, the New York State Attorney General's lawsuit against Merrill Lynch & Co held the company back for most of the year, though a settlement was eventually reached. And American International Group was punished by investors for its complex businesses and accounting -- even though no wrongdoing was uncovered. On a positive note, we did see these stocks rebound during the fourth quarter, when investors chose to rotate back into some areas that had been beaten down earlier.

--------------------------------------------------------------------------------
                          VIF - FINANCIAL SERVICES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                              (14.90%)
--------------------------------------------------------------------------------
3 years                              (1.45%)
--------------------------------------------------------------------------------
Since inception (9/99)                1.86%
--------------------------------------------------------------------------------

     As always, we aim to stay diversified across the sector going forward. Once signs of a sustained recovery emerge, we may opt to position the fund more aggressively. Until then, we are exercising caution in this volatile environment.(4)

FUND MANAGEMENT
JOSEPH W. SKORNICKA, CFA
     Vice President, INVESCO Funds Group. BA, Michigan State University; MBA, University of Michigan. Joined INVESCO in 2001. Began investment career in 1994.

VIF-HEALTH SCIENCES FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

     For the 12-month period ended December 31, 2002, the value of your shares declined 24.45%, underperforming the return of the S&P 500 Index, which fell
22.09%.   (Of  course,   past   performance   is  not  a  guarantee   of  future
results.)(1),(2)

LINE GRAPH:             VIF - HEALTH SCIENCES FUND

     The line graph compares the value of a $10,000 investment in VIF - Health Sciences Fund to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (5/97) through 12/31/02.

            VIF - HEALTH SCIENCES FUND          S&P 500 INDEX(2)

5/97        $10,000                             $10,000
12/97       $11,040                             $11,549
12/98       $15,771                             $14,852
12/99       $16,538                             $17,975
12/00       $21,589                             $16,340
12/01       $18,871                             $14,398
12/02       $14,257                             $11,218

     Like most sectors of the economy, health care retreated in 2002. Product setbacks and earnings misses plagued biotechnology companies -- which were also punished for their more aggressive reputation in such a defensive year -- while patent expirations and unfavorable Food and Drug Administration findings weighed on a number of pharmaceutical firms for the majority of the period. Specific detractors included biotech leader Amgen Inc, which lost ground despite a fourth-quarter rebound fueled by strong earnings, and pharmaceutical company Abbott Laboratories, whose manufacturing facilities fell under scrutiny by the FDA during the period.

--------------------------------------------------------------------------------
                            VIF-HEALTH SCIENCES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                              (24.45%)
--------------------------------------------------------------------------------
5 years                               5.25%
--------------------------------------------------------------------------------
Since inception (5/97)                6.52%
--------------------------------------------------------------------------------

     Meanwhile, we saw mixed results from our health services holdings, which outperformed for the first three quarters of 2002 and then fell sharply in the final months of the year. Most notably, favorable admissions and pricing trends bolstered hospital chain Tenet Healthcare for much of the year, but the company's stock began to drop dramatically at the end of October when its Medicare pricing policies were questioned. We sold our Tenet stock immediately following the news. On the other hand, health insurer UnitedHealth Group maintained strong performance throughout the year, benefiting from increases in premiums.

     The fund's best performers came from the medical technology and specialty pharmaceuticals sub-sectors. For example, medical device company Boston Scientific posted an impressive gain despite the difficult market conditions. Its success can be attributed to popular new products, including coronary drug-coated stent systems, which hold open clogged coronary arteries.

     We were also pleased to see longtime specialty pharmaceutical holding Forest Laboratories continue to excel. Forest advanced on healthy earnings and favorable results from Memantine, the company's phase-three Alzheimer's drug.

     We recently reduced the fund's exposure to health care services companies, a move that we believe will help minimize any additional fallout in the services sub-sector that may lie ahead. Meanwhile, we have been increasing the fund's weighting in large-cap pharmaceuticals, emphasizing those companies possessing what we believe are the most compelling growth prospects. Specialty pharmaceuticals and medical technology firms also continue to appeal to us, as many have the strong pipelines and fundamentals it takes to succeed in today's demanding environment.

FUND MANAGEMENT
THOMAS R. WALD, CFA
     Vice President, INVESCO Funds Group. BA, Tulane University; MBA, University of Pennsylvania. Joined INVESCO in 1997. Began investment career in 1988.

VIF-TECHNOLOGY FUND
     The line graph above illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

     For the 12-month period ended December 31, 2002, the value of your shares declined 46.84%, underperforming the 22.09% drop in the S&P 500 Index and the 31.53% decline in the Nasdaq Composite Index, which is a more appropriate benchmark, given its heavy technology weighting. (Of course, past performance is not a guarantee of future results.)(1),(2)

     Technology stocks logged another year of disappointing performance. A number of unnerving developments chipped away at confidence throughout the period. Given the market's risk aversion, the tech sector offered few places to hide, and the fund's semiconductor, software, storage, hardware and communications equipment holdings hurt its performance. True, a few companies managed to resist the downturn, including several wireless telecommunications service providers, but these were few and far between. While the sector performed better during the fourth quarter, these late gains could not offset the earlier weakness.

LINE GRAPH:   VIF - TECHNOLOGY FUND

     This line graph compares the value of a $10,000 investment in VIF - Technology Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Nasdaq Composite Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (5/97) through 12/31/02.

            VIF - TECHNOLOGY FUND      S&P 500 INDEX(2)        NASDAQ COMPOSITE INDEX(2)
5/97        $10,000                    $10,000                 $10,000
12/97       $11,480                    $11,549                 $11,214
12/98       $14,429                    $14,852                 $15,658
12/99       $37,361                    $17,975                 $29,060
12/00       $28,612                    $16,340                 $17,642
12/01       $15,501                    $14,398                 $13,929
12/02       $ 8,240                    $11,218                 $ 9,537

     Going forward, we believe the economic recovery has been constrained by rising geopolitical tensions. In our opinion, the fundamental groundwork has been laid for a moderate recovery during 2003, but until the market's anxieties relating to Iraq and North Korea are alleviated, the going will remain choppy.

--------------------------------------------------------------------------------
                               VIF-TECHNOLOGY FUND
               AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                     (46.84%)
--------------------------------------------------------------------------------
5 years                     (6.42%)
--------------------------------------------------------------------------------
Since inception(5/97)       (3.39%)
--------------------------------------------------------------------------------

     Clearly, sustained economic improvement would benefit the tech sector, as consumer spending would likely improve, and corporations would loosen their purse strings. Currently, corporate information technology budgets for 2003 appear flat, but that would almost certainly change with an improved business climate.

     We are also encouraged by the sector's valuations. In our view, most of the excesses created during the 1990s bubble have been squeezed out, and many companies are trading at prices that we deem reasonable given the current economic environment and their long-term growth potential. Furthermore, earnings expectations appear reasonable as well, and could even be viewed as conservative in some cases. We believe that there is room for earnings estimates to be exceeded or revised higher, which could lead to expansion of price-to-earnings multiples. However, the realization of these expectations hinges on the economy, the resilience of consumer spending, and improvement in corporate spending, as well as a resolution of the current geopolitical crises.(4)

FUND MANAGEMENT
WILLIAM R. KEITHLER, CFA
     Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

VIF-TELECOMMUNICATIONS FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

     For the 12-month period ended December 31, 2002, the value of your shares declined 50.81%, compared to a 22.09% drop in the S&P 500 Index and a 15.66% decline in the MSCI-EAFE Index. (Of course, past performance is not a guarantee of future results)(1),(2)

     During 2002, investors were fed a steady diet of unnerving developments, from persistent economic weakness and terrorist threats to rising tensions between the U.S. and Iraq and concerns about corporate credibility. As a result, investors remained risk averse, favoring defensive investments instead of more aggressive opportunities. Telecommunications stocks were hurt severely by this trend, and the fund suffered through another disappointing year.

LINE GRAPH: VIF - TELECOMMUNICATIONS FUND

     This line graph compares the value of a $10,000 investment in VIF - Telecommunications Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the MSCI-EAFE Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (9/99) through 12/31/02.

            VIF - TELECOMMUNICATIONS FUND  S&P 500 INDEX(2)  MSCI-EAFE INDEX(2)

9/99        $10,000                        $10,000           $10,000
12/99       $16,450                        $11,487           $11,705
12/00       $12,146                        $10,442           $10,071
12/01       $ 5,586                        $ 9,201           $ 7,935
12/02       $ 2,748                        $ 7,169           $ 6,692

     Perhaps the biggest detractor from the fund's performance was its exposure to competitive local exchange carriers (CLECs), which compete with the regional Bell operating companies (RBOCs) to provide telecommunications services. The CLECs declined sharply as the soft economy and illiquid capital markets hurt the group. Indeed, many companies in the group filed for bankruptcy protection. The RBOCs, such as BellSouth Corp and SBC Communications, did not perform much better. For most of 2002, investors sold RBOC shares, as the group's fundamental prospects continued to deteriorate in response to the soft economy and an increasingly competitive landscape.

     With the RBOCs struggling financially, they continued to scale back their capital expenditures, which negatively affected the equipment companies that count them as their primary customers.

--------------------------------------------------------------------------------
                           VIF-TELECOMMUNICATIONS FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                             (50.81%)
--------------------------------------------------------------------------------
3 years                            (44.93%)
--------------------------------------------------------------------------------
Since inception (9/99)             (32.56%)
--------------------------------------------------------------------------------

     Looking ahead, most people are not expecting much from the group in the near future, so earnings estimates are quite reasonable and appear to have already discounted persistent economic malaise. Indeed, there is substantial room for estimates to be raised, particularly if the economic recovery gains momentum. We will continue to explore opportunities to capitalize on volatility. Overall, however, we are generally pleased with the long-term prospects possessed by the fund's holdings, and we do not expect to make any significant changes to its sub-sector allocations.(4),(5)

FUND MANAGEMENT
BRIAN HAYWARD, CFA
     Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P 500 FINANCIALS INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 INDEX. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX REPRESENTING THE DEVELOPED MARKETS OUTSIDE OF NORTH AMERICA: EUROPE, AUSTRALASIA, AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

(3)AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

(4)SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

(5)FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN ACCOUNTING AND SECURITIES REGULATIONS.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
DYNAMICS FUND
99.66  COMMON STOCKS & WARRANTS
2.75   ADVERTISING
       Lamar Advertising Class A Shrs(a)                                52,600   $  1,769,990
       Omnicom Group                                                    17,230      1,113,058
       WPP Group PLC                                                    40,060        306,017
===============================================================================================
                                                                                    3,189,065
0.98   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                                   25,300      1,136,223
===============================================================================================
0.18   APPAREL RETAIL
       Limited Brands                                                   14,900        207,557
===============================================================================================
6.08   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                    45,300        444,846
       BEA Systems(a)                                                  121,500      1,393,605
       Intuit Inc(a)                                                    25,620      1,202,090
       Mercury Interactive(a)                                           19,820        587,663
       PeopleSoft Inc(a)                                                91,400      1,672,620
       Quest Software(a)                                                19,600        202,076
       Siebel Systems(a)                                                53,140        397,487
       Software HOLDRs Trust(b)                                         31,000        836,690
       TIBCO Software(a)                                                52,500        324,450
===============================================================================================
                                                                                    7,061,527
3.27   BANKS
       Banknorth Group                                                  27,400        619,240
       M&T Bank                                                          7,600        603,060
       National Commerce Financial                                      18,400        438,840
       Northern Trust                                                   23,580        826,479
       Synovus Financial                                                31,600        613,040
       TCF Financial                                                    16,000        699,040
===============================================================================================
                                                                                    3,799,699
1.83   BIOTECHNOLOGY
       Biotech HOLDRs Trust(b)                                           9,300        786,408
       Gilead Sciences(a)                                               39,400      1,339,600
===============================================================================================
                                                                                    2,126,008
3.72   BROADCASTING -- RADIO/TV
       Cox Radio Class A Shrs(a)                                        36,000        821,160
       Entercom Communications(a)                                       27,700      1,299,684
       Univision Communications Class A Shrs(a)                         41,000      1,004,500
       Westwood One(a)                                                  32,100      1,199,256
===============================================================================================
                                                                                    4,324,600
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
1.98   CABLE & SATELLITE OPERATORS
       Cox Communications Class A Shrs(a)                               37,600   $  1,067,840
       EchoStar Communications Class A Shrs(a)                          55,480      1,234,985
===============================================================================================
                                                                                    2,302,825
2.13   CASINOS & GAMING
       Harrah's Entertainment(a)                                        33,740      1,336,104
       MGM MIRAGE(a)                                                     9,920        327,062
       Wynn Resorts Ltd(a)                                              61,500        806,265
===============================================================================================
                                                                                    2,469,431
1.47   COMPUTER & ELECTRONICS RETAIL
       CDW Computer Centers(a)                                          39,000      1,710,150
===============================================================================================
2.47   COMPUTER STORAGE & PERIPHERALS
       Emulex Corp(a)                                                   53,500        992,425
       Lexmark International Class A Shrs(a)                            18,500      1,119,250
       Network Appliance(a)                                             75,300        753,000
===============================================================================================
                                                                                    2,864,675
1.15   CONSUMER FINANCE
       SLM Corp                                                         12,900      1,339,794
===============================================================================================
1.76   DATA PROCESSING SERVICES
       Fiserv Inc(a)                                                    24,000        814,800
       Paychex Inc                                                      43,975      1,226,903
===============================================================================================
                                                                                    2,041,703
1.31   DIVERSIFIED COMMERCIAL SERVICES
       ChoicePoint Inc(a)                                               15,700        619,993
       H&R Block                                                        11,500        462,300
       Hewitt Associates(a)                                              4,700        148,943
       Weight Watchers International(a)                                  6,400        294,208
===============================================================================================
                                                                                    1,525,444
1.67   DIVERSIFIED FINANCIAL SERVICES
       A.G. Edwards                                                      7,700        253,792
       Ambac Financial Group                                            19,100      1,074,184
       Neuberger Berman                                                 18,400        616,216
===============================================================================================
                                                                                    1,944,192
1.53   EDUCATION SERVICES
       Apollo Group Class A Shrs(a)                                     18,450        811,800
       Career Education(a)                                              16,300        652,000
       Education Management(a)                                           8,200        308,320
===============================================================================================
                                                                                    1,772,120
1.44   ELECTRICAL COMPONENTS & EQUIPMENT
       Molex Inc                                                        34,737        800,341
       SPX Corp(a)                                                      23,300        872,585
===============================================================================================
                                                                                    1,672,926
1.77   ELECTRONIC EQUIPMENT & INSTRUMENTS
       AVX Corp                                                         17,900        175,420
       Celestica Inc(a)                                                 42,300        596,430
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Flextronics International Ltd(a)                                 29,680   $    243,079
       Tech Data(a)                                                     38,700      1,043,352
===============================================================================================
                                                                                    2,058,281
1.85   EMPLOYMENT SERVICES
       Manpower Inc                                                     28,300        902,770
       Robert Half International(a)                                     77,100      1,242,081
===============================================================================================
                                                                                    2,144,851
1.04   ENVIRONMENTAL SERVICES
       Republic Services(a)                                             57,700      1,210,546
===============================================================================================
0.21   GENERAL MERCHANDISE STORES
       Ross Stores                                                       5,700        241,623
===============================================================================================
0.74   HEALTH CARE DISTRIBUTORS & SERVICES
       McKesson Corp                                                    31,800        859,554
===============================================================================================
5.29   HEALTH CARE EQUIPMENT
       Biomet Inc                                                        6,800        194,888
       Boston Scientific(a)                                             36,600      1,556,232
       Guidant Corp(a)                                                   6,500        200,525
       St Jude Medical(a)                                               18,000        714,960
       Stryker Corp                                                      2,900        194,648
       Varian Medical Systems(a)                                        32,500      1,612,000
       Zimmer Holdings(a)                                               40,300      1,673,256
===============================================================================================
                                                                                    6,146,509
1.77   HEALTH CARE FACILITIES
       Health Management Associates Class A Shrs                        18,100        323,990
       Triad Hospitals(a)                                               28,300        844,189
       Universal Health Services Class B Shrs(a)                        19,800        892,980
===============================================================================================
                                                                                    2,061,159
1.45   HEALTH CARE SUPPLIES
       Alcon Inc(a)                                                     42,700      1,684,515
===============================================================================================
2.58   HOTELS & RESORTS
       Expedia Inc(a)                                                   15,500      1,037,418
       Expedia Inc Warrants (Exp 2009)(a)                                5,433        194,610
       Hilton Hotels                                                    51,600        655,836
       Hotels.com Class A Shrs(a)(c)                                    20,300      1,108,989
===============================================================================================
                                                                                    2,996,853
1.05   INDUSTRIAL GASES
       Praxair Inc                                                      21,100      1,218,947
===============================================================================================
2.78   INDUSTRIAL MACHINERY
       Danaher Corp                                                     12,100        794,970
       Eaton Corp                                                        5,700        445,227
       Illinois Tool Works                                              17,900      1,160,994
       ITT Industries                                                   10,500        637,245
       Parker-Hannifin Corp                                              4,000        184,520
===============================================================================================
                                                                                    3,222,956
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
1.08   INTEGRATED OIL & GAS
       Murphy Oil                                                       29,400   $  1,259,790
===============================================================================================
1.78   INTERNET RETAIL
       eBay Inc(a)                                                      30,400      2,061,728
===============================================================================================
2.60   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Bear Stearns                                                      6,200        368,280
       Eaton Vance                                                      18,500        522,625
       Federated Investors Class B Shrs                                 10,300        261,311
       Legg Mason                                                       27,600      1,339,704
       Lehman Brothers Holdings                                          9,940        529,703
===============================================================================================
                                                                                    3,021,623
0.41   INVESTMENT COMPANIES
       iShares Trust Russell Midcap Growth Index Fund                      300         15,510
       Nasdaq-100 Trust Series 1 Shrs(a)                                18,900        460,593
===============================================================================================
                                                                                      476,103
2.81   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)                     26,300      1,384,695
       BISYS Group(a)                                                   55,600        884,040
       SunGard Data Systems(a)                                          42,000        989,520
===============================================================================================
                                                                                    3,258,255
0.77   LEISURE PRODUCTS
       Mattel Inc                                                       46,500        890,475
===============================================================================================
1.08   LIFE & HEALTH INSURANCE
       Nationwide Financial Services Class A Shrs                       43,900      1,257,735
===============================================================================================
1.57   MANAGED HEALTH CARE
       First Health Group(a)                                            50,500      1,229,675
       WellPoint Health Networks(a)                                      8,300        590,628
===============================================================================================
                                                                                    1,820,303
0.69   MOVIES & ENTERTAINMENT
       Metro-Goldwyn-Mayer Inc(a)                                       62,000        806,000
===============================================================================================
0.62   OIL & GAS DRILLING
       Nabors Industries Ltd(a)                                          7,100        250,417
       Noble Corp(a)                                                    13,500        474,525
===============================================================================================
                                                                                      724,942
2.46   OIL & GAS EQUIPMENT & SERVICES
       BJ Services(a)                                                    7,100        229,401
       Cooper Cameron(a)                                                27,975      1,393,715
       Smith International(a)                                           37,700      1,229,774
===============================================================================================
                                                                                    2,852,890
2.83   OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
       Apache Corp                                                      18,911      1,077,738
       EOG Resources                                                     8,600        343,312
       Kerr-McGee Corp                                                  21,200        939,160
       Pioneer Natural Resources(a)                                     36,600        924,150
===============================================================================================
                                                                                    3,284,360
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
0.21   PACKAGED FOODS & MEATS
       Hershey Foods                                                     3,600   $    242,784
===============================================================================================
0.93   PERSONAL PRODUCTS
       Dial Corp                                                        43,300        882,021
       Estee Lauder Class A Shrs                                         7,400        195,360
===============================================================================================
                                                                                    1,077,381
6.38   PHARMACEUTICALS
       AmerisourceBergen Corp                                           28,014      1,521,440
       Forest Laboratories(a)                                           42,200      4,144,884
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                                          45,000      1,737,450
===============================================================================================
                                                                                    7,403,774
0.28   REINSURANCE
       RenaissanceRe Holdings Ltd                                        8,100        320,760
===============================================================================================
1.48   RESTAURANTS
       CBRL Group                                                       44,000      1,325,720
       Starbucks Corp(a)                                                19,200        391,296
===============================================================================================
                                                                                    1,717,016
2.14   SEMICONDUCTOR EQUIPMENT
       KLA-Tencor Corp(a)                                               30,900      1,092,933
       Lam Research(a)                                                  43,500        469,800
       Novellus Systems(a)                                              33,000        926,640
===============================================================================================
                                                                                    2,489,373
5.36   SEMICONDUCTORS
       Altera Corp(a)                                                   55,380        683,389
       Analog Devices(a)                                                14,400        343,728
       Broadcom Corp Class A Shrs(a)                                    36,700        552,702
       Fairchild Semiconductor International Class A Shrs(a)            28,100        300,951
       Linear Technology                                                33,980        873,966
       Maxim Integrated Products                                        28,560        943,622
       Microchip Technology                                             64,982      1,588,810
       National Semiconductor(a)                                        21,600        324,216
       RF Micro Devices(a)                                              20,700        151,731
       Semiconductor HOLDRs Trust(b)                                    13,700        303,455
       Xilinx Inc(a)                                                     7,590        156,354
===============================================================================================
                                                                                    6,222,924
1.30   SPECIALTY STORES
       Office Depot(a)                                                  55,200        814,752
       Tiffany & Co                                                     29,100        695,781
===============================================================================================
                                                                                    1,510,533
3.70   SYSTEMS SOFTWARE
       Adobe Systems                                                    20,000        496,020
       BMC Software(a)                                                  53,800        920,518
       Networks Associates(a)                                           27,400        440,866
       Symantec Corp(a)                                                 40,500      1,639,440

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       VERITAS Software(a)                                              51,400   $    802,868
===============================================================================================
                                                                                    4,299,712
0.88   TELECOMMUNICATIONS EQUIPMENT
       Alcatel SA Sponsored ADR Representing Ord Shrs                   46,400        206,016
       Comverse Technology(a)                                           43,600        436,872
       Tellabs Inc(a)                                                   52,800        383,856
===============================================================================================
                                                                                    1,026,744
0.47   TRADING COMPANIES & DISTRIBUTORS
       Fastenal Co                                                      14,700        549,633
===============================================================================================
0.55   TRUCKING
       Arkansas Best(a)                                                 24,400        633,936
===============================================================================================
1.03   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Communications Class A Shrs(a)                            63,400        732,270
       Nextel Partners Class A Shrs(a)                                  76,550        464,659
===============================================================================================
                                                                                    1,196,929
99.66  TOTAL INVESTMENTS AT VALUE
        (COST $113,669,859)                                                       115,739,436
===============================================================================================
0.34   OTHER ASSETS LESS LIABILITIES                                                  395,534
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $116,134,970
===============================================================================================

FINANCIAL SERVICES FUND
95.53  COMMON STOCKS
37.98  BANKS
       Bank of America                                                 112,800   $  7,847,496
       Bank of New York                                                123,775      2,965,649
       Bank One                                                        104,700      3,826,785
       Commerce Bancorp                                                  2,500        107,975
       Compass Bancshares                                               41,000      1,282,070
       Fifth Third Bancorp                                              96,925      5,674,959
       First Tennessee National                                         26,900        966,786
       Hibernia Corp Class A Shrs                                       47,900        922,554
       Investors Financial Services                                     37,800      1,035,342
       M&T Bank                                                         27,600      2,190,060
       Mellon Financial                                                 13,400        349,874
       National Commerce Financial                                     108,600      2,590,110
       New York Community Bancorp                                       25,300        730,664
       Northern Trust                                                   54,000      1,892,700
       Synovus Financial                                               109,300      2,120,420
       TCF Financial                                                    84,000      3,669,960
       UBS AG(a)                                                        31,400      1,510,968
       US Bancorp                                                       33,200        704,504
       Wachovia Corp                                                   145,000      5,283,800
       Wells Fargo & Co                                                157,150      7,365,620
       Zions Bancorp                                                    26,500      1,042,749
===============================================================================================
                                                                                   54,081,045
6.78   CONSUMER FINANCE
       Freddie Mac                                                     119,950      7,083,047

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       SLM Corp                                                         24,700   $  2,565,342
===============================================================================================
                                                                                    9,648,389
11.61  DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                            71,100      3,998,664
       American Express                                                 91,100      3,220,385
       Citigroup Inc                                                   196,240      6,905,686
       Franklin Resources                                               27,400        933,792
       MBIA Inc                                                         20,600        903,516
       Moody's Corp                                                     13,900        573,931
===============================================================================================
                                                                                   16,535,974
1.83   INSURANCE BROKERS
       Marsh & McLennan                                                 56,220      2,597,926
===============================================================================================
13.31  INVESTMENT ADVISER/BROKER DEALER SERVICES
       Eaton Vance                                                      29,800        841,850
       Federated Investors Class B Shrs                                 74,400      1,887,528
       Goldman Sachs Group                                              29,600      2,015,760
       Legg Mason                                                       39,500      1,917,330
       Lehman Brothers Holdings                                         68,600      3,655,694
       Merrill Lynch & Co                                              177,900      6,751,305
       Morgan Stanley                                                   47,200      1,884,224
===============================================================================================
                                                                                   18,953,691
1.69   INVESTMENT COMPANIES
       Financial Select Sector SPDR Fund(d)                            109,600      2,411,200
===============================================================================================
0.18   IT CONSULTING & SERVICES
       BISYS Group(a)                                                   16,400        260,760
===============================================================================================
3.16   LIFE & HEALTH INSURANCE
       AFLAC Inc                                                        59,200      1,783,104
       John Hancock Financial Services                                  25,800        719,820
       Nationwide Financial Services Class A Shrs                       69,700      1,996,905
===============================================================================================
                                                                                    4,499,829
7.15   MULTI-LINE INSURANCE
       American International Group                                    122,050      7,060,592
       Radian Group                                                     83,900      3,116,885
===============================================================================================
                                                                                   10,177,477
5.53   PROPERTY & CASUALTY INSURANCE
       Allstate Corp                                                    68,900      2,548,611
       SAFECO Corp                                                      65,200      2,260,484
       St Paul                                                          67,200      2,288,160
       XL Capital Ltd Class A Shrs                                      10,000        772,500
===============================================================================================
                                                                                    7,869,755
1.44   REAL ESTATE INVESTMENT TRUSTS
       iStar Financial                                                  73,300      2,056,065
===============================================================================================
4.87   REINSURANCE
       Converium Holding AG(a)                                           6,700        324,655
       PartnerRe Ltd                                                    38,500      1,995,070
       Platinum Underwriters Holdings Ltd(a)                            62,200      1,638,970

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       RenaissanceRe Holdings Ltd                                       75,200   $  2,977,920
===============================================================================================
                                                                                    6,936,615
       TOTAL COMMON STOCKS (COST $136,890,135)                                   $136,028,726
===============================================================================================
4.32   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $6,155,393
         (Collateralized by Freddie Mac, Reference Notes, due
         6/15/2003 at 4.500%, value $6,283,361)
         (Cost $6,155,000)                                      $    6,155,000      6,155,000
===============================================================================================
99.85  TOTAL INVESTMENTS AT VALUE
         (COST $143,045,135)                                                      142,183,726
===============================================================================================
0.15   OTHER ASSETS LESS LIABILITIES                                                  219,019
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $142,402,745
===============================================================================================

HEALTH SCIENCES FUND
96.02  COMMON STOCKS
8.09   BIOTECHNOLOGY
       Amgen Inc(a)                                                    185,700   $  8,976,738
       Charles River Laboratories International(a)                      64,000      2,462,720
       Gilead Sciences(a)                                              217,260      7,386,840
===============================================================================================
                                                                                   18,826,298
2.48   HEALTH CARE DISTRIBUTORS & SERVICES
       McKesson Corp                                                   213,600      5,773,608
===============================================================================================
20.54  HEALTH CARE EQUIPMENT
       Biomet Inc                                                       89,500      2,565,070
       Boston Scientific(a)                                            222,400      9,456,448
       C.R. Bard                                                        80,100      4,645,800
       Guidant Corp(a)                                                 155,100      4,784,835
       Medtronic Inc                                                   162,800      7,423,680
       Stryker Corp                                                     62,900      4,221,848
       Varian Medical Systems(a)                                       171,860      8,524,256
       Zimmer Holdings(a)                                              148,340      6,159,077
===============================================================================================
                                                                                   47,781,014
8.79   HEALTH CARE FACILITIES
       HCA Inc                                                          94,540      3,923,410
       Health Management Associates Class A Shrs                       261,000      4,671,900
       Triad Hospitals(a)                                              170,100      5,074,083
       Universal Health Services Class B Shrs(a)                       150,500      6,787,550
===============================================================================================
                                                                                   20,456,943
3.25   HEALTH CARE SUPPLIES
       Alcon Inc(a)                                                    149,000      5,878,050
       Edwards Lifesciences(a)                                          66,500      1,693,755
===============================================================================================
                                                                                    7,571,805
2.95   MANAGED HEALTH CARE
       First Health Group(a)                                           199,120      4,848,572
       UnitedHealth Group                                               24,000      2,004,000
===============================================================================================
                                                                                    6,852,572

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
49.92  PHARMACEUTICALS
       Abbott Laboratories                                             203,080   $  8,123,200
       Allergan Inc                                                     21,250      1,224,425
       AmerisourceBergen Corp                                          114,348      6,210,240
       Bristol-Myers Squibb                                            373,300      8,641,895
       Eli Lilly & Co                                                  138,100      8,769,350
       Forest Laboratories(a)                                          126,880     12,462,154
       Johnson & Johnson                                               185,283      9,951,550
       Merck & Co                                                      152,900      8,655,669
       Novartis AG Sponsored ADR Representing Ord Shrs                 163,500      6,005,355
       Pfizer Inc                                                      209,576      6,406,738
       Pharmaceutical Resources(a)                                      49,200      1,466,160
       Pharmacia Corp                                                  183,990      7,690,782
       Sanofi-Synthelabo SA                                             79,000      4,829,076
       Schering-Plough Corp                                            392,900      8,722,380
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                                         213,560      8,245,552
       Wyeth                                                           233,800      8,744,120
===============================================================================================
                                                                                  116,148,646
       TOTAL COMMON STOCKS (COST $208,650,392)                                    223,410,886
===============================================================================================
3.51   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $8,179,523
         (Collateralized by Freddie Mac, Reference Notes, due
         6/15/2003 at 4.500%, value $8,347,312)
         (Cost $8,179,000)                                       $   8,179,000      8,179,000
===============================================================================================
99.53  TOTAL INVESTMENTS AT VALUE
         (COST $216,829,392)                                                      231,589,886
===============================================================================================
0.47   OTHER ASSETS LESS LIABILITIES                                                1,090,744
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $232,680,630
===============================================================================================

TECHNOLOGY FUND
95.69  COMMON STOCKS
1.05   AEROSPACE & DEFENSE
       Lockheed Martin                                                  19,200   $  1,108,800
===============================================================================================
11.96  APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                    26,880        263,962
       BEA Systems(a)                                                  193,400      2,218,298
       Cadence Design Systems(a)                                        62,400        735,696
       Check Point Software Technologies Ltd(a)                         80,600      1,045,382
       Intuit Inc(a)                                                    40,000      1,876,800
       Mercury Interactive(a)                                           49,500      1,467,675
       PeopleSoft Inc(a)                                                64,300      1,176,690
       Rational Software(a)                                             38,800        403,132
       Siebel Systems(a)(c)                                            102,800        768,944
       Software HOLDRs Trust(b)                                         62,400      1,684,176
       TIBCO Software(a)                                               128,210        792,338

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Wipro Ltd Sponsored ADR Representing Ord Shrs                     5,600   $    187,600
===============================================================================================
                                                                                   12,620,693
0.97   BIOTECHNOLOGY
       Biotech HOLDRs Trust(b)                                          12,100      1,023,176
===============================================================================================
7.55   COMPUTER HARDWARE
       Apple Computer(a)                                               128,900      1,847,137
       Dell Computer(a)(e)                                             100,300      2,682,022
       Hewlett-Packard Co                                               78,100      1,355,816
       International Business Machines                                  21,900      1,697,250
       Sun Microsystems(a)                                             122,800        381,908
===============================================================================================
                                                                                    7,964,133
4.77   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                                     183,700      1,127,918
       Emulex Corp(a)                                                   49,100        910,805
       Lexmark International Class A Shrs(a)                            14,800        895,400
       Maxtor Corp(a)                                                   24,000        121,440
       McDATA Corp Class A Shrs(a)                                     104,200        739,820
       Network Appliance(a)                                            124,100      1,241,000
===============================================================================================
                                                                                    5,036,383
4.54   DATA PROCESSING SERVICES
       First Data                                                       52,900      1,873,189
       Fiserv Inc(a)                                                    55,450      1,882,527
       Paychex Inc                                                      36,900      1,029,510
===============================================================================================
                                                                                    4,785,226
0.72   DIVERSIFIED COMMERCIAL SERVICES
       CheckFree Corp(a)                                                47,600        761,648
===============================================================================================
6.45   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Celestica Inc(a)                                                106,400      1,500,240
       Flextronics International Ltd(a)                                194,700      1,594,593
       Jabil Circuit(a)                                                133,200      2,386,944
       Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(f)           9,900      1,319,175
===============================================================================================
                                                                                    6,800,952
0.21   HOTELS & RESORTS
       Hotels.com Class A Shrs(a)(c)                                     4,100        223,983
===============================================================================================
0.92   INTEGRATED TELECOMMUNICATION SERVICES
       SBC Communications                                               35,600        965,116
===============================================================================================
2.75   INTERNET RETAIL
       Amazon.com Inc(a)                                                19,300        364,577
       eBay Inc(a)                                                      37,400      2,536,468
===============================================================================================
                                                                                    2,901,045
0.43   INTERNET SOFTWARE & SERVICES
       Internet Security Systems(a)                                     14,900        273,117
       SkillSoft PLC Sponsored ADR Representing Ord Shrs(a)             66,000        181,500
===============================================================================================
                                                                                      454,617
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
2.02   INVESTMENT COMPANIES
       Nasdaq-100 Trust Series 1 Shrs(a)                                87,500   $  2,132,375
===============================================================================================
2.77   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)                     30,500      1,605,825
       BISYS Group(a)                                                   69,300      1,101,870
       Cognizant Technology Solutions Class A Shrs(a)(c)                 3,000        216,690
===============================================================================================
                                                                                    2,924,385
1.43   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                               87,200      1,142,320
       Viacom Inc Class B Shrs(a)                                        9,000        366,840
===============================================================================================
                                                                                    1,509,160
3.27   NETWORKING EQUIPMENT
       Cisco Systems(a)(g)                                             209,900      2,749,690
       Extreme Networks(a)                                              42,900        140,283
       Juniper Networks(a)                                              40,300        274,040
       NetScreen Technologies(a)                                        16,700        281,228
===============================================================================================
                                                                                    3,445,241
4.07   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                            122,200      1,592,266
       ASML Holding NV New York Registered Shrs(a)                      22,700        189,772
       KLA-Tencor Corp(a)                                               19,000        672,030
       Lam Research(a)                                                  42,200        455,760
       Novellus Systems(a)                                              49,200      1,381,536
===============================================================================================
                                                                                    4,291,364
17.77  SEMICONDUCTORS
       Altera Corp(a)                                                  101,300      1,250,042
       Analog Devices(a)                                                22,000        525,140
       Broadcom Corp Class A Shrs(a)                                    33,300        501,498
       Cypress Semiconductor(a)                                         16,500         94,380
       Fairchild Semiconductor International Class A Shrs(a)            41,500        444,465
       Intel Corp                                                      216,600      3,372,462
       Intersil Corp Class A Shrs(a)                                    18,200        253,708
       Linear Technology                                                65,000      1,671,800
       Maxim Integrated Products                                        45,600      1,506,624
       Microchip Technology                                             80,375      1,965,169
       Micron Technology(a)                                             16,200        157,788
       National Semiconductor(a)                                        31,700        475,817
       QLogic Corp(a)                                                   16,700        576,317
       RF Micro Devices(a)                                              67,400        494,042
       Semiconductor HOLDRs Trust(b)                                    60,400      1,337,860
       Skyworks Solutions(a)                                            42,700        368,074
       Taiwan Semiconductor Manufacturing Ltd Sponsored ADR
         Representing 5 Ord Shrs                                       125,848        887,228
       Texas Instruments                                                95,400      1,431,954
       United Microelectronics Sponsored ADR Representing 5 Ord Shrs    92,131        309,560
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Xilinx Inc(a)                                                    54,700   $  1,126,820
===============================================================================================
                                                                                   18,750,748
16.57  SYSTEMS SOFTWARE
       Adobe Systems                                                    53,700      1,331,814
       BMC Software(a)                                                  95,900      1,640,849
       Microsoft Corp(a)                                               130,300      6,736,510
       Networks Associates(a)                                           57,700        928,393
       Oracle Corp(a)                                                  228,100      2,463,480
       Symantec Corp(a)                                                 94,200      3,813,216
       VERITAS Software(a)                                              36,600        571,692
===============================================================================================
                                                                                   17,485,954
4.07   TELECOMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                                        52,000        108,680
       CIENA Corp(a)                                                    64,200        329,988
       Nokia Corp Sponsored ADR Representing Ord Shrs                  138,300      2,143,650
       QUALCOMM Inc(a)                                                  38,450      1,399,195
       UTStarcom Inc(a)                                                 16,000        317,280
===============================================================================================
                                                                                    4,298,793
1.40   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                        39,100        220,915
       Nextel Communications Class A Shrs(a)                            29,800        344,190
       Vodafone Group PLC Sponsored ADR Representing 10 Ord Shrs        50,200        909,624
===============================================================================================
                                                                                    1,474,729
       TOTAL COMMON STOCKS (COST $134,421,339)                                    100,958,521
===============================================================================================
0.33   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(h)(i) (Cost $783,068)                                354,280
===============================================================================================
3.66   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $3,862,247
         (Collateralized by Freddie Mac, Reference Notes,
         due 6/15/2003 at 4.500%, value $3,944,893)
         (Cost $3,862,000)                                       $   3,862,000      3,862,000
===============================================================================================
99.68  TOTAL INVESTMENTS AT VALUE
         (COST $139,066,407)                                                      105,174,801
===============================================================================================
0.32   OTHER ASSETS LESS LIABILITIES                                                  333,393
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $105,508,194
===============================================================================================

TELECOMMUNICATIONS FUND
92.69  COMMON STOCKS
3.20   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                    15,170   $    148,969
       BEA Systems(a)                                                    9,700        111,259
       Software HOLDRs Trust(b)                                         22,700        612,673
===============================================================================================
                                                                                      872,901
8.88   BROADCASTING -- RADIO/TV
       Clear Channel Communications(a)                                  20,000        745,800

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
       Fox Entertainment Group Class A Shrs(a)                          37,100   $    962,003
       Univision Communications Class A Shrs(a)                         23,900        585,550
       Westwood One(a)                                                   3,400        127,024
===============================================================================================
                                                                                    2,420,377
10.16  CABLE & SATELLITE OPERATORS
       Comcast Corp Class A Shrs(a)(g)                                  38,551        908,647
       Cox Communications Class A Shrs(a)                               22,800        647,520
       EchoStar Communications Class A Shrs(a)                          32,800        730,128
       Liberty Media Class A Shrs(a)                                    54,200        484,548
===============================================================================================
                                                                                    2,770,843
3.92   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Flextronics International Ltd(a)                                 16,600        135,954
       Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(f)           7,000        932,750
===============================================================================================
                                                                                    1,068,704
24.86  INTEGRATED TELECOMMUNICATION SERVICES
       ALLTEL Corp                                                      13,700        698,700
       AT&T Corp                                                        23,900        624,029
       BCE Inc(c)                                                       23,200        418,534
       BellSouth Corp(g)                                                24,760        640,541
       CenturyTel Inc                                                   19,100        561,158
       KT Corp Sponsored ADR Representing 1/2 Ord Shr                   26,700        575,385
       Portugal Telecom SGPS SA Sponsored ADR Representing Ord Shrs     87,900        600,357
       Qwest Communications International(a)                            70,100        350,500
       SBC Communications(g)                                            25,140        681,545
       Sprint Corp                                                      23,300        337,384
       Telefonos de Mexico SA de CV Sponsored ADR Representing 20
         Series L Shrs                                                  12,800        409,344
       Verizon Communications                                           22,700        879,625
===============================================================================================
                                                                                    6,777,102
0.18   INTERNET SOFTWARE & SERVICES
       VeriSign Inc(a)                                                   6,200         49,724
===============================================================================================
4.41   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                               35,160        460,596
       Viacom Inc Class B Shrs(a)                                       18,200        741,832
===============================================================================================
                                                                                    1,202,428
5.02   NETWORKING EQUIPMENT
       Cisco Systems(a)(g)                                              87,880      1,151,228
       Foundry Networks(a)                                              16,900        118,976
       Juniper Networks(a)                                              14,600         99,280
===============================================================================================
                                                                                    1,369,484
1.24   SEMICONDUCTORS
       Agere Systems Class A Shrs(a)                                    18,900         27,216
       Semiconductor HOLDRs Trust(b)                                    11,400        252,510
       Skyworks Solutions(a)                                             6,700         57,754
===============================================================================================
                                                                                      337,480
                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
2.69   SYSTEMS SOFTWARE
       Symantec Corp(a)                                                 18,100   $    732,688
===============================================================================================
12.01  TELECOMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                                        78,200        163,438
       ADTRAN Inc(a)                                                     4,500        148,050
       Alcatel SA Sponsored ADR Representing Ord Shrs                   33,000        146,520
       Broadband HOLDRs Trust(a)(b)                                     49,400        372,970
       CIENA Corp(a)                                                    23,400        120,276
       Comverse Technology(a)                                           16,300        163,326
       Nokia Corp Sponsored ADR Representing Ord Shrs(g)                67,920      1,052,760
       Nortel Networks(a)                                               35,600         57,316
       QUALCOMM Inc(a)                                                  28,840      1,049,488
===============================================================================================
                                                                                    3,274,144
16.12  WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                       164,000        926,600
       Nextel Communications Class A Shrs(a)                            82,700        955,185
       Nextel Partners Class A Shrs(a)                                  13,900         84,373
       SK Telecom Ltd Sponsored ADR Representing 1/9 Ord Shr(c)         30,800        657,580
       Sprint Corp-PCS Group Series 1 Shrs(a)                           28,200        123,516
       Telecom Italia Mobile SpA(c)                                     64,510        294,481
       Vodafone Group PLC Sponsored ADR Representing 10 Ord Shrs        74,632      1,352,332
===============================================================================================
                                                                                    4,394,067
       TOTAL COMMON STOCKS (COST $28,612,891)                                      25,269,942
===============================================================================================
0.52   FIXED INCOME SECURITIES -- CORPORATE BONDS
0.52   INTEGRATED TELECOMMUNICATION SERVICES
       US WEST Communications, Notes, 7.200%, 11/1/2004
        (Amortized Cost $142,590)                                  $   150,000        142,500
===============================================================================================
1.63   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(h)(i) (Cost $978,834)                                442,850
===============================================================================================
4.30   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $1,172,075
         (Collateralized by Freddie Mac, Reference Notes,
         due 6/15/2003 at 4.500%, value $1,199,736)
         (Cost $1,172,000)                                         $ 1,172,000      1,172,000
===============================================================================================
99.14  TOTAL INVESTMENTS AT VALUE
         (COST $30,906,315)                                                        27,027,292
===============================================================================================
0.86   OTHER ASSETS LESS LIABILITIES                                                  235,386
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $ 27,262,678
===============================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts

(c)  Loaned  security,  a portion or all of the  security is on loan at December 31, 2002.

(d)  SPDR - Standard & Poor's Depositary Receipts

(e)  Security or a portion of the security has been designated as collateral for written options.

(f)  Securities  acquired  pursuant to Rule 144A. The Fund deems such securities to be "liquid"
     because an institutional market exists.

(g)  Security has been  designated as collateral  for remaining  commitments  to purchase additional interests in BlueStream Ventures LP.

(h)  The Technology and  Telecommunications  Funds have remaining commitments of $675,000 and $843,750, respectivley,  to purchase additional  interests in BlueStream  Ventures  LP,  which are  subject to the terms of the  limited partnership agreement.

(i)  The following are restricted and illiquid securities at December 31, 2002:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
                                                                            % OF
                                        ACQUISITION   ACQUISITION     NET ASSETS
DESCRIPTION                                   DATES         COSTS       AT VALUE
--------------------------------------------------------------------------------
TECHNOLOGY FUND
BlueStream Ventures LP               8/3/00-12/2/02    $  783,068          0.33%
================================================================================

TELECOMMUNICATIONS FUND
BlueStream Ventures LP               8/3/00-12/2/02    $  978,834          1.63%
================================================================================

OPTION CONTRACTS

                                 NUMBER OF    EXPIRATION    EXERCISE       PREMIUM     MARKET
                                 CONTRACTS          DATE       PRICE      RECEIVED      VALUE
----------------------------------------------------------------------------------------------
TECHNOLOGY FUND
OPTIONS WRITTEN
CALLS
Dell Computer                        (502)        2/22/03 $    30.00   $    88,851 $  (23,845)
==============================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                       FINANCIAL           HEALTH
                                                      DYNAMICS          SERVICES         SCIENCES
                                                          FUND              FUND             FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                    $  113,669,859    $  143,045,135   $  216,829,392
==================================================================================================
  At Value(a)                                   $  115,739,436    $  142,183,726   $  231,589,886
Cash                                                         0                 0           30,647
Receivables:
  Investment Securities Sold                           826,778           694,336                0
  Fund Shares Sold                                     387,395           504,970        1,104,095
  Dividends and Interest                                49,302           193,430          181,513
Other Investments (Note 5)                             258,609                 0                0
Prepaid Expenses and Other Assets                        6,891             7,602           13,011
==================================================================================================
TOTAL ASSETS                                       117,268,411       143,584,064      232,919,152
==================================================================================================
LIABILITIES
Payables:
  Custodian                                            119,909               204                0
  Investment Securities Purchased                      130,059           957,169                0
  Fund Shares Repurchased                               48,788           212,559          225,355
  Securities Loaned                                    258,609                 0                0
  Borrowing from an Affiliated Fund (Note 6)           569,000                 0                0
Accrued Expenses and Other Payables                      7,076            11,387           13,167
==================================================================================================
TOTAL LIABILITIES                                    1,133,441         1,181,319          238,522
==================================================================================================
NET ASSETS AT VALUE                             $  116,134,970    $  142,402,745   $  232,680,630
==================================================================================================
NET ASSETS
Paid-in Capital(b)                              $  263,026,266    $  177,298,129   $  337,699,757
Accumulated Undistributed Net Investment
  Income (Loss)                                         (4,064)          962,505           (9,545)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency
  Transactions                                    (148,956,809)      (34,996,968)    (119,770,725)
Net Appreciation (Depreciation) of Investment
  Securities and Foreign Currency Transactions       2,069,577          (860,921)      14,761,143
==================================================================================================
NET ASSETS AT VALUE                             $  116,134,970    $  142,402,745   $  232,680,630
==================================================================================================
Shares Outstanding                                  13,597,028        13,556,849       16,919,116
NET ASSET VALUE, Offering and Redemption
  Price per Share                               $         8.54    $        10.50   $        13.75
==================================================================================================

(a) Investment securities at cost and value at December 31, 2002 include repurchase agreements of $6,155,000 and $8,179,000 for Financial Services and Health Sciences Funds, respectively.

(b)  The INVESCO  Variable  Investment  Funds,  Inc.  have 2 billion  authorized shares of common stock,  par value of $0.01 per share. Of such shares,  100 million have been allocated to each Fund.

See Notes to Financial Statements

INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002


                                                              TECHNOLOGY       TELECOMMUNICATIONS
                                                                    FUND                     FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                              $  139,066,407           $   30,906,315
==================================================================================================
  At Value(a)                                             $  105,174,801           $   27,027,292
Cash                                                                   0                   49,203
Receivables:
  Investment Securities Sold                                     316,821                  209,198
  Fund Shares Sold                                               432,004                   16,365
  Dividends and Interest                                          13,108                   32,137
Other Investments (Note 5)                                       359,332                1,095,226
Prepaid Expenses and Other Assets                                  6,162                    1,780
==================================================================================================
TOTAL ASSETS                                                 106,302,228               28,431,201
==================================================================================================
LIABILITIES
Options Written at Value, (Premiums Received $88,851
  and $0 respectively)                                            23,845                        0
Payables:
  Custodian                                                        3,700                        0
  Investment Securities Purchased                                  6,746                   31,078
  Fund Shares Repurchased                                        389,444                   32,214
  Securities Loaned                                              359,332                1,095,226
Accrued Expenses and Other Payables                               10,967                   10,005
==================================================================================================
TOTAL LIABILITIES                                                794,034                1,168,523
==================================================================================================
NET ASSETS AT VALUE                                       $  105,508,194           $   27,262,678
==================================================================================================
NET ASSETS
Paid-in Capital(b)                                        $  646,817,717           $  268,600,905
Accumulated Undistributed Net Investment Loss                     (7,896)                  (8,352)
Accumulated Undistributed Net Realized Loss on
  Investment Securities, Foreign Currency Transactions
  and Option Contracts                                      (507,475,026)            (237,450,789)
Net Depreciation of Investment Securities, Foreign
  Currency Transactions and Option Contracts                 (33,826,601)              (3,879,086)
==================================================================================================
NET ASSETS AT VALUE                                       $  105,508,194           $   27,262,678
===================================================================================================
Shares Outstanding                                            12,920,220                9,933,014
NET ASSET VALUE, Offering and Redemption Price per Share  $         8.17           $         2.74
===================================================================================================

(a)  Investment  securities  at cost and  value at  December  31,  2002  include repurchase agreements of $3,862,000  and  $1,172,000  for  Technology  and Telecommunications Funds,
     respectively.

(b)  The INVESCO  Variable  Investment  Funds,  Inc.  have 2 billion  authorized shares of common stock,  par value of $0.01 per share. Of such shares,  100 million have been allocated to each Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                                       FINANCIAL           HEALTH
                                                      DYNAMICS          SERVICES         SCIENCES
                                                          FUND              FUND             FUND
--------------------------------------------------------------------------------------------------
INCOME
Dividends                                       $      385,755    $    2,675,341   $    1,650,092
Interest                                               128,809           137,444          227,594
Securities Loaned Income                                 4,362                 0            3,032
  Foreign Taxes Withheld                                (2,263)           (2,813)         (32,789)
==================================================================================================
  TOTAL INCOME                                         516,663         2,809,972        1,847,929
==================================================================================================
EXPENSES
Investment Advisory Fees                             1,051,264         1,267,644        2,156,447
Administrative Services Fees                           381,447           457,901          771,945
Custodian Fees and Expenses                             44,852            34,366           45,916
Directors' Fees and Expenses                            20,472            22,776           32,314
Interest Expenses                                        3,916               157            3,126
Professional Fees and Expenses                          23,147            23,275           29,652
Registration Fees and Expenses                           1,730               639            1,718
Reports to Shareholders                                 33,547            25,815           30,435
Transfer Agent Fees                                      5,000             5,000            5,000
Other Expenses                                           7,287             9,291           14,304
==================================================================================================
  TOTAL EXPENSES                                     1,572,662         1,846,864        3,090,857
  Fees and Expenses Paid Indirectly                       (409)             (435)          (1,355)
==================================================================================================
     NET EXPENSES                                    1,572,253         1,846,429        3,089,502
==================================================================================================
NET INVESTMENT INCOME (LOSS)                        (1,055,590)          963,543       (1,241,573)
==================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                            (67,363,526)      (16,687,730)     (64,162,300)
  Foreign Currency Transactions                        (26,724)          377,149          576,750
==================================================================================================
     Total Net Realized Loss                       (67,390,250)      (16,310,581)     (63,585,550)
==================================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                             12,627,013       (13,745,478)     (19,000,255)
  Foreign Currency Transactions                         69,676            72,407         (157,036)
==================================================================================================
     Total Change in Net Appreciation/Depreciation  12,696,689       (13,673,071)     (19,157,291)
==================================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                (54,693,561)      (29,983,652)     (82,742,841)
==================================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                               $  (55,749,151)   $   (29,020,109) $  (83,984,414)
==================================================================================================

See Notes to Financial Statements

INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002


                                                              TECHNOLOGY       TELECOMMUNICATIONS
                                                                    FUND                     FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                 $       96,828           $      396,733
Interest                                                         149,370                   77,879
Securities Loaned Income                                           6,415                   19,126
  Foreign Taxes Withheld                                         (14,253)                 (21,225)
==================================================================================================
  TOTAL INCOME                                                   238,360                  472,513
==================================================================================================
EXPENSES
Investment Advisory Fees                                       1,191,165                  312,134
Administrative Services Fees                                     430,878                  120,287
Custodian Fees and Expenses                                       36,724                   20,569
Directors' Fees and Expenses                                      22,769                   14,662
Interest Expenses                                                    641                       69
Professional Fees and Expenses                                    24,706                   19,308
Registration Fees and Expenses                                     2,200                      844
Reports to Shareholders                                           35,946                   10,537
Transfer Agent Fees                                                5,000                    5,000
Other Expenses                                                     9,434                    3,372
==================================================================================================
  TOTAL EXPENSES                                               1,759,463                  506,782
  Fees and Expenses Paid Indirectly                                 (387)                    (353)
==================================================================================================
     NET EXPENSES                                              1,759,076                  506,429
==================================================================================================
NET INVESTMENT LOSS                                           (1,520,716)                 (33,916)
==================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                     (149,848,799)             (70,458,586)
  Foreign Currency Transactions                                        0                 (134,656)
  Option Contracts                                               980,957                   69,105
==================================================================================================
     Total Net Realized Loss                                (148,867,842)             (70,524,137)
==================================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                       42,663,313               34,572,445
  Foreign Currency Transactions                                        0                  531,396
  Option Contracts                                               (25,217)                       0
==================================================================================================
     Total Change in Net Appreciation/Depreciation            42,638,096               35,103,841
==================================================================================================
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
  TRANSACTIONS AND OPTION CONTRACTS                         (106,229,746)             (35,420,296)
==================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                $ (107,750,462)          $  (35,454,212)
==================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                                                                FINANCIAL SERVICES
                                                                DYNAMICS FUND                           FUND
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------------------------
                                                          2002              2001              2002              2001
OPERATIONS
Net Investment Income (Loss)                     $  (1,055,590)    $    (843,365)     $    963,543     $     933,042
Net Realized Loss                                  (67,390,250)      (67,584,581)      (16,310,581)      (16,307,036)
Change in Net Appreciation/Depreciation             12,696,689         3,632,829       (13,673,071)      (14,251,799)
======================================================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                  (55,749,151)      (64,795,117)      (29,020,109)      (29,625,793)
======================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                        0                 0          (933,303)         (614,142)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                          0                 0                 0          (162,480)
=====================================================================================================================
TOTAL DISTRIBUTIONS                                          0                 0          (933,303)         (776,622)
=====================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                      826,066,663       829,810,510       184,877,018       188,065,015
Reinvestment of Distributions                                0                 0           933,303           776,622
=====================================================================================================================
                                                   826,066,663       829,810,510       185,810,321       188,841,637
Amounts Paid for Repurchases of Shares            (828,898,174)     (760,909,302)     (196,538,499)     (195,670,794)
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                      (2,831,511)       68,901,208       (10,728,178)       (6,829,157)
=====================================================================================================================
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                       (58,580,662)        4,106,091       (40,681,590)      (37,231,572)
NET ASSETS
Beginning of Period                                174,715,632       170,609,541       183,084,335       220,315,907
=====================================================================================================================
End of Period                                    $ 116,134,970     $ 174,715,632      $142,402,745     $ 183,084,335
=====================================================================================================================
Accumulated Undistributed Net Investment
  Income (Loss) Included in Net Assets at
  End of Period                                  $      (4,064)    $      (1,198)     $    962,505     $     932,413

                                   ---------------------------------------------------------------------------

FUND SHARE TRANSACTIONS

Shares Sold                                         81,041,237        62,830,298        16,017,368        14,599,103
Shares Issued from Reinvestment of Distributions             0                 0            88,842            62,694
=====================================================================================================================
                                                    81,041,237        62,830,298        16,106,210        14,661,797
Shares Repurchased                                 (81,373,631)      (58,272,013)      (17,294,874)      (15,833,645)
=====================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                (332,394)        4,558,285        (1,188,664)       (1,171,848)
=====================================================================================================================

See Notes to Financial Statements

INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                           HEALTH SCIENCES FUND                   TECHNOLOGY FUND
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------------------------
                                                          2002              2001              2002              2001
OPERATIONS
Net Investment Income (Loss)                     $  (1,241,573)    $  (1,138,525)    $  (1,520,716)    $  (1,903,628)
Net Realized Loss                                  (63,585,550)      (40,303,806)     (148,867,842)     (224,415,525)
Change in Net Appreciation/Depreciation            (19,157,291)       (6,400,595)       42,638,096        11,257,799
=====================================================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                  (83,984,414)      (47,842,926)     (107,750,462)     (215,061,354)
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                        0        (1,158,454)                0                 0
=====================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                      251,863,261       364,156,675       244,404,692       383,993,057
Reinvestment of Distributions                                0         1,158,454                 0                 0
=====================================================================================================================
                                                   251,863,261       365,315,129       244,404,692       383,993,057
Amounts Paid for Repurchases of Shares            (278,502,050)     (326,408,123)     (271,398,789)     (372,451,546)
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                     (26,638,789)       38,907,006       (26,994,097)       11,541,511
=====================================================================================================================
TOTAL DECREASE IN NET ASSETS                      (110,623,203)      (10,094,374)     (134,744,559)     (203,519,843)
NET ASSETS
Beginning of Period                                343,303,833       353,398,207       240,252,753       443,772,596
=====================================================================================================================
End of Period                                    $ 232,680,630     $ 343,303,833     $ 105,508,194     $ 240,252,753
=====================================================================================================================
Accumulated Undistributed Net Investment
  Loss Included in Net Assets at
  End of Period                                  $      (9,545)    $      (1,830)    $      (7,896)    $      (3,670)

                                          ---------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                         15,864,086        20,220,757        21,387,719        18,974,668
Shares Issued from Reinvestment of Distributions             0            63,685                 0                 0
=====================================================================================================================
                                                    15,864,086        20,284,442        21,387,719        18,974,668
Shares Repurchased                                 (17,805,792)      (18,340,383)      (24,095,810)      (18,990,543)
======================================================================================================================
NET INCREASE (DECREASE) IN
  FUND SHARES                                       (1,941,706)        1,944,059        (2,708,091)          (15,875)
======================================================================================================================

See Notes to Financial Statements

INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                        TELECOMMUNICATIONS FUND
                                                         YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                        2002               2001

OPERATIONS
Net Investment Loss                             $    (33,916)     $    (172,803)
Net Realized Loss                                (70,524,137)      (118,545,982)
Change in Net Appreciation/Depreciation           35,103,841          7,777,734
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS       (35,454,212)      (110,941,051)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                    187,371,743        402,388,128
Amounts Paid for Repurchases of Shares          (198,422,075)      (425,323,887)
================================================================================
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                   (11,050,332)       (22,935,759)
================================================================================
TOTAL DECREASE IN NET ASSETS                     (46,504,544)      (133,876,810)
NET ASSETS
Beginning of Period                               73,767,222        207,644,032
================================================================================
End of Period                                   $ 27,262,678      $  73,767,222
================================================================================
Accumulated Undistributed Net Investment Loss
  Included in Net Assets at End of Period       $     (8,352)     $      (3,481)

        ----------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                       51,732,603         51,372,866
Shares Repurchased                               (55,038,807)       (55,276,237)
================================================================================
NET DECREASE IN FUND SHARES                       (3,306,204)        (3,903,371)
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Financial Services Fund, Health Sciences Fund, Technology Fund and Telecommunications Fund (individually the "Fund" and collectively, the "Funds", presented herein), Core Equity Fund (formerly Equity Income Fund), Growth Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Total Return Fund and Utilities Fund. The investment objectives of the Funds are: to seek long-term capital growth for Dynamics Fund; to seek capital growth through investments in specific business sectors for Financial Services, Health Sciences and Technology Funds; and to seek capital growth and current income through investments in a specific business sector for Telecommunications Fund. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by any of the Funds.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends for the Financial Services Fund was $933,303 of ordinary income distributions . Of the ordinary income distributions declared for the year ended December 31, 2002, 100.00% qualified for the dividends received deduction available to the Financial Services Fund's Corporate shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

                                                                                     NET TAX
                                    COST OF       GROSS TAX       GROSS TAX     APPRECIATION
                            INVESTMENTS FOR      UNREALIZED      UNREALIZED   (DEPRECIATION)
FUND                           TAX PURPOSES    APPRECIATION    DEPRECIATION   ON INVESTMENTS
---------------------------------------------------------------------------------------------
Dynamics Fund                $  125,112,963   $  11,280,515   $  20,654,042   $  (9,373,527)
Financial Services Fund         146,802,723       8,568,527      13,187,524      (4,618,997)
Health Sciences Fund            222,737,846      21,979,452      13,127,412       8,852,040
Technology Fund                 157,180,284       4,294,831      56,300,314     (52,005,483)
Telecommunications Fund          32,694,937         428,047       6,095,692      (5,667,645)

                                                       ACCUMULATED        CUMULATIVE EFFECT
                              UNDISTRIBUTED           CAPITAL LOSS                 OF OTHER
FUND                        ORDINARY INCOME             CARRYOVERS       TIMING DIFFERENCES
--------------------------------------------------------------------------------------------
Dynamics Fund                $            0      $    (134,594,940)           $  (2,922,829)
Financial Services Fund             967,331            (29,294,855)              (1,948,863)
Health Sciences Fund                      0           (106,600,701)              (7,270,466)
Technology Fund                           0           (475,575,605)             (13,728,435)
Telecommunications Fund                   0           (233,322,813)              (2,347,769)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions and written options activity.

Capital loss carryovers expire in the years 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gain and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital and currency losses, deferred director's fees, written options activity and foreign currency transactions. Deferred post-October 31 capital and currency losses are: Dynamics Fund $2,918,765, Financial Services Fund $1,944,525, Health Sciences Fund $7,261,570, Technology Fund $13,785,544 and Telecommunications Fund $2,344,637, respectively.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States and federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities. Dynamics, Health Sciences and Technology Funds reclassified $1,052,610, $1,232,877 and $1,440,608, respectively, of net investment losses to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTION CONTRACTS -- The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended December 31, 2002, was as follows:

                                                     CALL OPTIONS                   PUT OPTIONS
-----------------------------------------------------------------------------------------------------
                                                 NUMBER         AMOUNT         NUMBER         AMOUNT
                                             OF OPTIONS    OF PREMIUMS     OF OPTIONS    OF PREMIUMS
-----------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Options outstanding at December 31, 2001         (2,463)   $   984,946           (952)   $   197,057
Options written                                 (14,218)     3,803,171         (1,363)       176,552
Options closed or expired                        16,179     (4,699,266)         2,315       (373,609)
Options outstanding at December 31, 2002           (502)   $    88,851              0    $         0

TELECOMMUNICATIONS FUND
Options outstanding at December 31, 2001           (157)   $    19,938           (157)   $    27,003
Options written                                    (768)       106,895           (165)        24,448
Options closed or expired                           925       (126,833)           165        (24,448)
Options exercised                                     0              0            157        (27,003)
Options outstanding at December 31, 2002              0    $         0              0    $         0

H. EXPENSES -- Each Fund bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for the Funds is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per Fund per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the year ended December 31, 2002, IFG absorbed no expenses for the Funds. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                 PURCHASES            SALES
--------------------------------------------------------------------------------
Dynamics Fund                                  $   147,019,112  $   160,188,241
Financial Services Fund                            117,048,536      127,430,136
Health Sciences Fund                               358,317,276      391,912,301
Technology Fund                                    138,306,731      159,645,018
Telecommunications Fund                             56,356,117       62,975,374

There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                       UNFUNDED
                                     PENSION            ACCRUED          PENSION
FUND                                EXPENSES      PENSION COSTS        LIABILITY
--------------------------------------------------------------------------------
Dynamics Fund                      $   2,927           $      0        $   4,064
Financial Services Fund                3,978                  0            4,827
Health Sciences Fund                   7,847                  0            9,545
Technology Fund                        4,299                  0            7,896
Telecommunications Fund                1,380                  0            3,045

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of December 31, 2002, Dynamics, Technology and Telecommunications Funds have on loan securities valued at $247,856, $338,889 and $1,053,620, respectively, and the cash collateral has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. During the year ended December 31, 2002, there were no such securities lending arrangements for Financial Services Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, Dynamics, Financial Services, Health Sciences, Technology and Telecommunications Funds borrowed cash at a weighted average rate ranging from 1.41% to 1.98% and interest expenses amounted to $3,916, $55, $2,713, $641 and $69, respectively. During that same period, Health Sciences and Technology Funds lent cash at a weighted average rate ranging from 1.66% to 2.03% and interest income amounted to $3,519 and $971, respectively. At December 31, 2002, Dynamics Fund had borrowed from INVESCO Sector Funds, Inc. - Technology Fund at an interest rate of 1.45%. The amount of the borrowing and the related accrued interest are presented in the Statement of Assets and Liabilities. On January 2, 2003, Dynamics Fund paid the borrowing back to INVESCO Sector Funds, Inc. - Technology Fund in full including interest.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, Health Sciences Fund borrowed cash at a weighted average rate of 2.07% and interest expenses amounted to $413. During the year ended December 31, 2002 there were no such borrowings for Dynamics, Financial Services, Technology and Telecommunications Funds.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dynamics Fund, Financial Services Fund, Health Sciences Fund, Technology Fund and Telecommunications Fund (five of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
DYNAMICS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------
                                                     2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $  12.54     $  18.21     $  18.90     $  12.15     $  10.34
==============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)                     (0.00)       (0.00)       (0.00)        0.00        (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (4.00)       (5.67)       (0.67)        6.75         1.98
==============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (4.00)       (5.67)       (0.67)        6.75         1.98
==============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)              0.00         0.00         0.00         0.00         0.02
Distributions from Capital Gains                     0.00         0.00         0.02         0.00         0.15
==============================================================================================================
TOTAL DISTRIBUTIONS                                  0.00         0.00         0.02         0.00         0.17
==============================================================================================================
Net Asset Value -- End of Period                 $   8.54     $  12.54     $  18.21     $  18.90     $  12.15
==============================================================================================================

TOTAL RETURN(c)                                   (31.90%)     (31.14%)      (3.55%)      55.60%       19.35%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $116,135     $174,716     $170,610     $ 29,667     $    308
Ratio of Expenses to Average Net Assets(d)(e)       1.12%        1.08%        1.09%        1.26%        1.45%
Ratio of Net Investment Income (Loss) to
  Average Net Assets(e)                            (0.75%)      (0.54%)      (0.24%)       0.04%       (0.64%)
Portfolio Turnover Rate                              110%          62%          58%          70%          55%

(a)  Net  Investment  Income  (Loss)  aggregated  less than $0.01 on a per share basis for the years ended
     December 31, 2002, 2001, 2000, 1999 and 1998.

(b)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 1999.

(c)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(d)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended  December  31,  2000,
     1999 and 1998.  If such  expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been 1.09%,  2.25% and 14.76%,  respectively,  and ratio of net  investment loss to average net assets would have been  (0.24%),  (0.95%) and (13.95%), respectively.

FINANCIAL HIGHLIGHTS
FINANCIAL SERVICES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    PERIOD
                                                                                     ENDED
                                                   YEAR ENDED DECEMBER 31      DECEMBER 31
---------------------------------------------------------------------------------------------
                                              2002         2001         2000          1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period    $  12.42     $  13.84     $  11.10      $  10.00
=============================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.08         0.06         0.03          0.01
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             (1.93)       (1.43)        2.72          1.09
=============================================================================================
TOTAL FROM INVESTMENT OPERATIONS             (1.85)       (1.37)        2.75          1.10
=============================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)       0.07         0.04         0.00          0.00
Distributions from Capital Gains              0.00         0.01         0.01          0.00
=============================================================================================
TOTAL DISTRIBUTIONS                           0.07         0.05         0.01          0.00
=============================================================================================
Net Asset Value-- End of Period           $  10.50     $  12.42     $  13.84      $  11.10
=============================================================================================

TOTAL RETURN(c)                            (14.90%)      (9.88%)      24.80%        11.00%(d)

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                          $142,403     $183,084     $220,316      $  9,179
Ratio of Expenses to Average Net
  Assets(e)(f)                               1.09%        1.07%        1.09%         1.39%(g)
Ratio of Net Investment Income to Average
  Net Assets(f)                              0.57%        0.46%        0.66%         0.67%(g)
Portfolio Turnover Rate                        72%         132%         114%           37%(d)

(a)  From September 21, 1999,  commencement  of investment  operations,  through December 31,
     1999.

(b)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 2000.

(c)  Total Return does not reflect expenses that apply to the related  insurance policies,  and inclusion  of these  charges  would reduce the total return figures for the periods shown.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment
     Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various expenses of the Fund were voluntarily  absorbed by IFG for the year ended  December
     31, 2000 and the period ended  December 31, 1999.  If such expenses had not been  voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been
     0.66% and (0.42%) (annualized), respectively.

(g)  Annualized

FINANCIAL HIGHLIGHTS
HEALTH SCIENCES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------
                                                     2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $  18.20     $  20.89     $  16.02     $  15.29     $  11.04
==============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Income (Loss)(b)                     (0.00)       (0.01)        0.05         0.02         0.05
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (4.45)       (2.62)        4.84         0.72         4.66
==============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (4.45)       (2.63)        4.89         0.74         4.71
==============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)              0.00         0.06         0.00         0.01         0.03
Distributions from Capital Gains                     0.00         0.00         0.02         0.00         0.43
==============================================================================================================
TOTAL DISTRIBUTIONS                                  0.00         0.06         0.02         0.01         0.46
==============================================================================================================
Net Asset Value -- End of Period                 $  13.75     $  18.20     $  20.89     $  16.02     $  15.29
==============================================================================================================

TOTAL RETURN(d)                                   (24.45%)     (12.59%)      30.54%        4.86%       42.85%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $232,681     $343,304     $353,398     $ 11,652     $  2,378
Ratio of Expenses to Average Net Assets(e)(f)       1.07%        1.06%        1.07%        1.48%        1.27%
Ratio of Net Investment Income (Loss) to
  Average Net Assets(f)                            (0.43%)      (0.38%)       0.68%        0.36%        0.35%
Portfolio Turnover Rate                              130%          88%         145%         173%         107%

(a)  The per share information was computed based on average shares for the year ended December 31, 1998.

(b)  Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended December 31,
     2002.

(c)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 2000.

(d)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(e)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended  December  31,  2000,
     1999 and 1998.  If such  expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been 1.07%,  2.85% and 4.20% , and ratio of net investment income (loss) to average
     net  assets   would  have  been  0.68%,   (1.01%)  and   (2.58%), respectively.

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------
                                                     2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $  15.37     $  28.37     $  37.13     $  14.34     $  11.49
==============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Loss(b)                              (0.00)       (0.12)       (0.01)       (0.00)       (0.03)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (7.20)      (12.88)       (8.68)       22.79         2.96
==============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (7.20)      (13.00)       (8.69)       22.79         2.93
==============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                 0.00         0.00         0.00         0.00         0.02
Distributions from Capital Gains                     0.00         0.00         0.07         0.00         0.06
==============================================================================================================
TOTAL DISTRIBUTIONS                                  0.00         0.00         0.07         0.00         0.08
==============================================================================================================
Net Asset Value -- End of Period                 $   8.17     $  15.37     $  28.37     $  37.13     $  14.34
==============================================================================================================

TOTAL RETURN(c)                                   (46.84%)     (45.82%)     (23.42%)     158.93%       25.69%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $105,508     $240,253     $443,773     $ 93,992     $  1,577
Ratio of Expenses to Average Net Assets(d)(e)       1.11%        1.07%        1.02%        1.31%        1.40%
Ratio of Net Investment Loss to
  Average Net Assets(e)                            (0.96%)      (0.66%)      (0.34%)      (0.40%)      (0.14%)
Portfolio Turnover Rate                               92%          88%          82%          95%         239%

(a)  The per share information was computed based on average shares for the year ended December 31, 2001.

(b)  Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31,
     2002 and 1999.

(c)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(d)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended  December  31,  2000,
     1999 and 1998.  If such  expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been 1.02%, 1.52% and 6.47%, respectively, and ratio of net investment loss to average  net assets  would  have been  (0.34%),  (0.61%)  and  (5.21%), respectively.

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    PERIOD
                                                                                     ENDED
                                                   YEAR ENDED DECEMBER 31      DECEMBER 31
---------------------------------------------------------------------------------------------
                                              2002         2001         2000          1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period    $   5.57     $  12.11     $  16.45      $  10.00
=============================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)              (0.00)       (0.00)       (0.00)         0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             (2.83)       (6.54)       (4.30)         6.45
=============================================================================================
TOTAL FROM INVESTMENT OPERATIONS             (2.83)       (6.54)       (4.30)         6.45
=============================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)       0.00         0.00         0.00          0.00
Distributions from Capital Gains              0.00         0.00         0.04          0.00
=============================================================================================
TOTAL DISTRIBUTIONS                           0.00         0.00         0.04          0.00
=============================================================================================
Net Asset Value -- End of Period          $   2.74     $   5.57     $  12.11      $  16.45
=============================================================================================

TOTAL RETURN(d)                            (50.81%)     (54.00%)     (26.17%)       64.50%(e)

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                          $ 27,263     $ 73,767     $207,644      $ 67,650
Ratio of Expenses to Average Net
  Assets(f)(g)                               1.22%        1.09%        1.06%         1.27%(h)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(g)                  (0.08%)      (0.14%)      (0.16%)        0.11%(h)
Portfolio Turnover Rate                       149%          77%          51%           15%(e)

(a)  From September 21, 1999, commencement of investment operations, to December 31, 1999.

(b)  Net  Investment  Income  (Loss)  aggregated  less than $0.01 on a per share basis for the years ended  December 31, 2002,  2001 and 2000 and the period ended December 31, 1999.

(c)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 2000.

(d)  Total Return does not reflect expenses that apply to the related  insurance policies,  and inclusion  of these  charges  would reduce the total return figures for the periods shown.

(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(f)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(g)  Various expenses of the Fund were voluntarily  absorbed by IFG for the year ended  December  31,
     2000 and the period ended  December 31, 1999.  If such expenses had not been  voluntarily absorbed,  ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been
     (0.16%) and 0.10% (annualized), respectively.

(h)  Annualized

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



ASKV 900419  1/03